UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
      $1,965,000  OXNARD CA FINANCING AUTHORITY SOLID WASTE REVENUE (SEWER
                  REVENUE LOC)+                                                        5.00%      05/01/2011      $  2,088,716
         100,000  PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA
                  LINDA SCHOOL MBIA INSURED (LEASE REVENUE LOC)+                       5.10       08/01/2006           100,734
         825,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
                  (TAX INCREMENTAL REVENUE)+                                           4.50       09/01/2012           845,485
         985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY AMBAC INSURED
                  (SOLID WASTE REVENUE LOC)+                                           5.00       08/01/2012         1,049,596
       1,110,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT ELECTION 1998 SERIES D
                  FGIC INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+            5.25       07/01/2022         1,222,676
         615,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES
                  INCORPORATED (AIRPORT REVENUE)+                                      8.00       07/01/2013           716,383
         270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A
                  (SPECIAL TAX REVENUE)+                                               3.85       09/01/2009           269,244
         300,000  STATE OF CALIFORNIA VETERANS BONDS SERIES AN  (PROPERTY TAX
                  REVENUE)+                                                            9.00       04/01/2009           355,473
       1,000,000  STATE OF CALIFORNIA XLCA-ICR INSURED (OTHER REVENUE LOC)+            5.75       10/01/2010         1,108,730
         570,000  STOCKTON CA PUBLIC FINANCING (OTHER REVENUE, RADIAN INSURED)+        3.50       09/02/2010           566,420
         455,000  STOCKTON CA PUBLIC FINANCING (SPECIAL TAX REVENUE, RADIAN
                  INSURED)+                                                            3.25       09/02/2009           450,018
       1,310,000  SUNNYVALE CA AMBAC INSURED (SOLID WASTE REVENUE LOC)+                5.00       10/01/2010         1,394,207
         285,000  SWEETWATER CA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
                  SPECIAL TAX REVENUE SERIES B (SPECIAL TAX REVENUE)+                  3.50       09/01/2007           286,642
         395,000  SWEETWATER CA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
                  SPECIAL TAX REVENUE SERIES B (SPECIAL TAX REVENUE)+                  3.50       09/01/2008           396,813
         645,000  SWEETWATER CA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
                  SPECIAL TAX REVENUE SERIES B (SPECIAL TAX REVENUE)+                  3.63       09/01/2013           628,275
         415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT ELECTRIC
                  DISTRIBUTION FACILITIES AMBAC INSURED  (LEASE REVENUE LOC)+          5.00       04/01/2012           445,063
         245,000  WHITTIER PUBLIC FINANCING AUTHORITY CA SERIES A GREENLEAF AVE
                  WHITTIER REDEVELOPMENT   (LEASE REVENUE)+                            5.00       11/01/2012           258,402

                                                                                                                    81,154,547
                                                                                                                   -----------

PUERTO RICO - 2.22%
       1,000,000  PUERTO RICO COMMONWEALTH INFRASTRUSTURE FINANCING AUTHORITY
                  SPECIAL AMBAC  (SPECIAL TAX REVENUE LOC)+@+/-                        2.78       01/01/2023         1,000,000
         805,001  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS ECON DEFEASED TO
                  CALL DATE MBIA INSURED   (PROPERTY TAX REVENUE LOC)+                 5.75       07/01/2020           887,327

                                                                                                                     1,887,327
                                                                                                                   -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $82,454,893)                                                                    83,041,874
                                                                                                                   -----------
SHARES

SHORT-TERM INVESTMENTS - 0.04%
          32,221  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                       32,221
                                                                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS (COST $32,221)                                                                             32,221
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $83,585,730)*                                                                   99.16%                       $84,171,645
                                                                                     ------                        -----------

OTHER ASSETS AND LIABILITIES, NET                                                      0.84                            714,444
                                                                                     ------                        -----------

TOTAL NET ASSETS                                                                     100.00%                       $84,886,089
                                                                                     ------                        -----------

+     NON-INCOME EARNING SECURITIES

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,221.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 1.05%

HEALTH CARE COST CONTAINMENT - 1.05%
$      5,000,000  CONTRA COSTA CA HOME MANAGEMENT FINANCING AUTHORITY (OTHER
                  REVENUE, MBIA INSURED)+^                                             6.33%      09/01/2017       $ 2,378,800
       1,000,000  SANTA MONICA CA COMMUNITY COLLEGE DISTRICT CAPITAL
                  APPRECIATION 2002 ELECTION SERIES C (OTHER REVENUE, MBIA
                  INSURED)+^                                                           4.33       08/01/2015           656,280
       3,000,000  SONOMA COUNTY CA JUNIOR COLLEGE (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)^                                                  4.06       08/01/2013         2,190,630

                                                                                                                     5,225,710
                                                                                                                   -----------

TOTAL CORPORATE BONDS & NOTES (COST $5,241,920)                                                                      5,225,710
                                                                                                                   -----------
SHARES

INVESTMENT COMPANIES - 2.84%

BOND FUNDS - 2.84%
          64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                       1,020,034
         314,300  MUNIYIELD CALIFORNIA FUND                                                                          4,283,909
         414,378  MUNIYIELD CALIFORNIA INSURED FUND  II                                                              6,037,488
          30,000  PUTNAM CALIFORNIA INVESTMENT GRADE MUNICIPAL TRUST                                                   413,400
         157,740  VAN KAMPEN CALIFORNIA VALUE MUNICIPAL TRUST                                                        2,375,564

                                                                                                                    14,130,395
                                                                                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $12,996,148)                                                                       14,130,395
                                                                                                                   -----------
PRINCIPAL

MUNICIPAL BONDS & NOTES - 95.63%

CALIFORNIA - 94.78%
$      4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA CHANNING
                  HOUSE (NURSING HOME REVENUE)+                                        5.50       02/15/2029         4,154,040
       2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA SCHOOL
                  OF MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)+                   5.30       10/01/2032         2,262,448
       2,000,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA
                  STANFORD UNIVERSITY HOSPITAL   (OTHER REVENUE)+@                     5.50       11/01/2005         2,003,700
       1,500,000  ABC UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION SERIES B
                  (PROPERTY TAX REVENUE LOC)+^                                         4.50       08/01/2018           847,245
       1,500,000  ANAHEIM PUBLIC FINANCING AUTHORITY PUBLIC IMPROVEMENTS
                  PROJECT SERIES C (LEASE REVENUE LOC)+^                               4.68       09/01/2022           685,290
       2,000,000  ANTIOCH AREA PUBLIC FACILITIES FINANCING (OTHER REVENUE, FGIC
                  INSURED)+                                                            4.20       08/01/2022         1,948,040
       4,345,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY   (COLLEGE
                  AND UNIVERSITY REVENUE)+                                             5.88       09/01/2020         4,630,857
      10,000,000  BAKERSFIELD CA CTFS (LEASE REVENUE)+^                                4.77       04/15/2021         4,806,400
         200,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C
                  AMBAC INSURED (TOLL ROAD REVENUE LOC)+@+/-                           2.70       04/01/2025           200,000
       3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
                  LIBRARY PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL
                  REVENUE LOC)+                                                        5.75       08/01/2030         3,820,153
       5,000,000  BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION 2000 FSA
                  INSURED (PROPERTY TAX REVENUE LOC)+                                  5.00       08/01/2027         5,199,100
       2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY FSA INSURED
                  (LEASE REVENUE LOC)+                                                 4.75       09/02/2024         2,040,760
         535,000  BRENTWOOD CALIFORNIA INFRASTRUCTURE REFUNDING AUTHOTRITY
                  REF-SUB-SERIES B (OTHER REVENUE)+                                    5.15       09/02/2032           531,587
       1,195,000  BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX
                  REVENUE LOC)+                                                        5.50       08/01/2019         1,333,106
       1,500,000  CABRILLO CA UNIFIED SCHOOL DISTRICT SERIES A AMBAC INSURED
                  (PROPERTY TAX REVENUE LOC)+^                                         4.64       08/01/2021           725,475
       2,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY KECK GRADUATE
                  INSTITUTE (COLLEGE AND UNIVERSITY REVENUE)+                          6.75       06/01/2030         2,161,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$      1,500,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE &
                  UNIVERSITY PROJECTS SERIES B (COLLEGE & UNIVERSITY
                  REVENUE)+@                                                           5.13%      04/01/2017       $ 1,537,905
       1,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE &
                  UNIVERSITY PROJECTS SERIES B (COLLEGE & UNIVERSITY
                  REVENUE)+@                                                           5.25       04/01/2024         1,015,260
       4,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ADVENTIST
                  HEALTH SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE)+             5.00       03/01/2028         4,066,760
       3,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CASA
                  COLINA (HEALTHCARE FACILITIES REVENUE)+                              6.00       04/01/2022         3,207,690
       2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED DE
                  LAS COMPANAS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+           5.75       07/01/2015         2,044,320
       2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED
                  SCRIPPS MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)+@                                                       6.40       10/01/2012         2,000,200
       1,795,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED
                  SCRIPPS MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)+@                                                       6.25       10/01/2013         1,795,179
       2,750,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED
                  SUTTER HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE LOC)+          5.13       08/15/2022         2,883,430
         210,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SMALL
                  FACILITY LOAN SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+          6.75       03/01/2020           210,552
       1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ST. FRANCIS
                  MEMORIAL HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE)+          5.88       11/01/2023         1,199,170
       6,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER
                  HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE)+                     6.25       08/15/2031         6,755,220
       2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY THE
                  EPISCOPAL HOME (HEALTHCARE FACILITIES REVENUE LOC)+                  5.25       02/01/2021         2,094,120
         370,000  CALIFORNIA HOUSING FINANCE AGENCY MULTI UNIT RENTAL HOUSING
                  SERIES B II (HOUSING REVENUE)+                                       6.70       08/01/2015           373,600
       5,785,000  CALIFORNIA HOUSING FINANCING AGENCY HOME MORTGAGE SERIES G
                  FSA INSURED (HOUSING REVENUE LOC)+@+/-                               2.50       08/01/2031         5,785,000
       5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  (LEASE REVENUE LOC)+@                                                5.50       06/01/2025         5,554,100
       5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID
                  GLADSTONE INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE)+         5.25       10/01/2034         5,140,250
       1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS
                  RESEARCH INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE)+         5.75       07/01/2030         1,351,844
       2,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE
                  DISPOSAL REVENUE REPUBLIC SERVICES INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)+@+/-                                2.85       12/01/2033         1,998,480
       1,425,000  CALIFORNIA PUBLIC WORKS BOARD DEPARTMENT OF GENERAL SERVICES
                  TEALE DATA CENTER SERIES B (LEASE REVENUE LOC)+                      5.25       03/01/2019         1,521,601
         210,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B
                  (HOUSING REVENUE LOC)+                                               6.25       12/01/2031           210,832
         310,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B5
                  (HOUSING REVENUE LOC)++/-                                            6.35       12/01/2029           314,985
       1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                  SERIES MM (LEASE REVENUE)+                                           5.50       06/01/2021         1,120,095
       5,000,000  CALIFORNIA STATE AMBAC TCRS BANK OF NEW YORK (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)+                               5.25       12/01/2024         5,359,400
       3,695,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-3
                  (PROPERTY TAX REVENUE)+@+/-                                          2.95       05/01/2034         3,695,000
       3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A AMBAC
                  INSURED (OTHER REVENUE LOC)+                                         5.30       12/01/2021         3,170,370
       5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2
                  (WATER REVENUE)+                                                     6.00       12/01/2007         5,320,450
       3,325,000  CALIFORNIA STATE DEPARTMENT VETERAN AFFAIRS HOME PURCHASE
                  SERIES A (OTHER REVENUE)+                                            4.80       12/01/2027         3,377,003
       1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6 (WATER
                  & WASTEWATER AUTHORITY REVENUE)+@+/-                                 2.77       05/01/2022         1,000,000
       1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE MUNICIPAL
                  BOND INSURANCE ASSOCIATION (LEASE REVENUE LOC)+@+/-                  2.78       05/01/2013         1,000,000
       3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                  SR-AUX ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY
                  REVENUE)+@                                                           6.00       07/01/2022         4,029,130
       2,000,000  CALIFORNIA STATEWIDE CDA THOMAS JEFFERSON SCHOOL LAW SERIES B
                (OTHER REVENUE)+++                                                     4.88       10/01/2031         1,983,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$      7,830,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  CATHOLIC HEALTHCARE WEST (HEALTHCARE FACILITIES REVENUE)+            6.50%      07/01/2020       $ 8,744,701
       2,800,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CEDARS
                  SINAI MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE)+                6.50       08/01/2012         3,075,576
       2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  CHILDRENS HOSPITAL LA MBIA IBC (HEALTHCARE FACILITIES
                  REVENUE LOC)+                                                        5.25       08/15/2029         2,126,960
       2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  CHILDRENS HOSPITAL LOS ANGELES MBIA (HEALTHCARE FACILITIES
                  REVENUE LOC)+                                                        5.25       08/15/2029         2,126,960
       2,010,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  PIONEER PARK PROJECT SERIES T (HOUSING REVENUE LOC)+                 6.10       12/20/2035         2,128,148
       1,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  REVENUE CTFS PARTICIPATION HOUSE EAR INSTITUTE (LEASE REVENUE
                  LOC)+@+/-                                                            2.77       12/01/2018         1,500,000
       4,210,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES
                  B (WATER & WASTEWATER AUTHORITY REVENUE LOC)+                        5.25       10/01/2027         4,544,653
       5,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY THE
                  INTERNEXT GROUP (HEALTHCARE FACILITIES REVENUE)+                     5.38       04/01/2017         5,109,700
       1,500,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY
                  CERTIFICATE PARTICIPATION OBLIGATED GROUP ACA INSURED
                  (HOSPITAL REVENUE LOC)+@+/-                                          4.25       12/01/2028         1,500,000
       1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 FGIC
                  INSURED (PROPERTY TAX REVENUE LOC)+                                  5.00       08/01/2032         1,041,230
         180,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE
                  LOC)+                                                                6.50       04/01/2012           180,531
       1,080,000  CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
                  A (TAX INCREMENTAL REVENUE LOC)+                                     5.25       10/01/2019         1,188,108
       1,140,000  CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES
                  A (TAX INCREMENTAL REVENUE LOC)+                                     5.25       10/01/2020         1,253,510
       5,000,000  CENTER UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES
                  C (PROPERTY TAX REVENUE LOC)+^                                       4.65       09/01/2021         2,405,250
       2,645,000  CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY SERIES A
                  (EDUCATIONAL FACILITIES REVENUE LOC)+                                6.45       02/01/2018         3,178,153
       3,000,000  CHICO PUBLIC FINANCING AUTHORITY TAX ALLOCATION MERGED
                  REDEVELOPMENT AREA PROJECT (TAX INCREMENTAL REVENUE LOC)+            5.13       04/01/2021         3,193,350
       1,800,000  CHINO BASIN REGIONAL FINANCING AUTHORITY CA MUNICIPAL WATER
                  DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE LOC)+                   6.00       08/01/2016         1,822,446
       5,000,000  CHULA VISTA CA PUBLIC FINANCING AUTHORITY SERIES A (SPECIAL
                  TAX REVENUE, MBIA INSURED)+                                          4.50       09/01/2027         4,890,700
       1,000,000  COLTON JOINT UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX
                  REVENUE LOC)+                                                        5.38       08/01/2017         1,106,680
         270,000  CONTRA COSTA COUNTY CA GNMA (HOUSING REVENUE LOC)+                   7.75       05/01/2022           358,706
         885,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT
                  HILL (TAX ALLOCATION REVENUE)+@                                      5.25       08/01/2028           962,712
       4,615,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT
                  HILL (TAX ALLOCATION REVENUE)+                                       5.25       08/01/2028         4,705,177
       2,755,000  CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES
                  TAX REVENUE)+                                                        6.50       03/01/2009         2,975,868
         805,000  COUNTY OF MERCED CA REFUNDED CONSTRUCTION (LEASE REVENUE
                  LOC)+                                                                6.00       10/01/2012           805,072
       1,035,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY CA FRANCISCAN
                  ACQUISITION PROJECT SERIES A (HOUSING REVENUE)+                      5.65       12/15/2019         1,086,160
       1,095,000  DINUBA CA UNIFORM SCHOOL DISTRICT FINANCING PROJECT AMBAC
                  INSURED (LEASE REVENUE LOC)+                                         4.50       02/01/2024         1,090,872
       5,250,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE)+                  5.25       04/01/2024         5,330,115
       2,000,000  DUARTE CA SERIES A ACA  (HEALTHCARE FACILITIES REVENUE LOC)+         5.25       04/01/2019         2,062,600
       4,000,000  DUARTE REDEVELOPMENT AGENCY CA MERGED REDEVELOPMENT PROJECT
                  (TAX INCREMENTAL REVENUE)+^                                          5.42       12/01/2016         2,200,320
       3,300,000  EAST PALO ALTO REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSITY
                  CIRCLE GATEWAY 101 CORRIDOR PROJECT (TAX INCREMENTAL
                  REVENUE)+                                                            6.63       10/01/2029         3,518,988
       4,800,000  EAST SIDE UNION HIGH SCHOOL DISTRICT CALIFORNIA SANTA CLARA
                  COUNTY CAPITAL APPRECIATION-ELECTION 2002 SERIES E ZERO
                  COUPON BONDS XLCA (GENERAL OBLIGATION - SCHOOL DISTRICTS
                  LOC)+^                                                               5.05       08/01/2023         1,970,688
       4,430,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                4.98       09/01/2018         2,346,438
       5,185,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                4.92       09/01/2019         2,635,898
       5,420,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                5.08       09/01/2020         2,563,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
      $2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
                  PHASE II (LEASE REVENUE LOC)+                                        5.25%      01/01/2034       $ 2,608,050
         500,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT
                  DISTRIBUTION REFINANCING (SPECIAL FACILITIES REVENUE)+               5.75       09/02/2014           510,425
       1,750,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT
                  DISTRIBUTION REFINANCING (SPECIAL FACILITIES REVENUE)+               5.90       09/02/2021         1,785,752
       2,125,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CENTER FOR THE
                  ARTS PROJECT (LEASE REVENUE LOC)+                                    6.00       09/01/2018         2,167,755
       2,000,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CIVIC CENTER
                  PROJECT SERIES B (LEASE REVENUE LOC)+                                6.13       09/01/2011         2,201,580
       1,595,000  FOLSOM CORDOVA UNION SCHOOL DISTRICT FACILITIES IMPROVEMENT
                  DISTRICT NO.2 CAPITAL APPRECIATION SERIES A (PROPERTY TAX
                  REVENUE LOC)+^                                                       4.55       10/01/2019           849,497
       1,285,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
                  PROJECT SERIES A (TAX INCREMENTAL REVENUE)+                          5.50       10/01/2017         1,352,475
       5,040,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
                  PROJECT SERIES A (TAX INCREMENTAL REVENUE)+                          5.50       10/01/2027         5,211,562
       4,785,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
                  PROJECT SERIES A (TAX INCREMENTAL REVENUE)+                          5.60       10/01/2027         5,006,593
       3,000,000  FONTANA UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX
                  REVENUE LOC)+@                                                       6.15       05/01/2020         3,207,660
       1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)+                6.63       12/01/2011         1,005,490
       2,420,000  GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL
                  APPRECIATION SERIES A (OTHER REVENUE LOC)+^                          4.27       08/01/2015         1,597,708
       2,500,000  HAWAIIAN GARDENS REDEVELOPMENT AGENCY CA (TAX INCREMENTAL
                  REVENUE)+                                                            6.00       12/01/2013         2,724,425
       4,500,000  HAWTHORNE SCHOOL DISTRICT CA (LEASE REVENUE LOC)+^                   5.23       11/01/2025         4,904,595
       1,360,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
                  INSURED)+                                                            4.88       07/01/2023         1,408,280
       1,240,000  INDUSTRY CA PUBLIC FACILITIES AUTHORITY (OTHER REVENUE, AMBAC
                  INSURED)+                                                            4.63       07/01/2025         1,260,063
       3,750,000  INDUSTRY URBAN DEVELOPMENT AGENCY CA TAX ALLOCATION CIVIC
                  RECREATION SERIES A (TAX INCREMENTAL REVENUE LOC)+                   5.00       05/01/2017         3,898,650
       1,555,000  INGLEWOOD CA REDEVELOPMENT AGENCY SERIES A MERGED
                  REDEVELOPMENT PROJECT (TAX INCREMENTAL REVENUE LOC)+                 5.25       05/01/2017         1,720,079
         255,000  JAMUL-DULZURA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE)+                                                            6.40       08/01/2016           255,589
       2,000,000  KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE
                  LOC)+                                                                5.60       08/01/2012         2,040,020
       3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY REVENUE SPECIAL
                  TAX HORSETHIEF CANYON (SPECIAL TAX REVENUE)+                         5.63       09/01/2016         3,161,283
       4,000,000  LAKE ELSINORE PUBLIC FINANCING AUTHORITY CA SERIES A (TAX
                  INCREMENTAL REVENUE)+                                                5.50       09/01/2030         4,103,600
       2,965,000  LANCASTER CA SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS LOC)+^                                                     4.75       08/01/2024         1,224,397
       3,000,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)+               6.00       11/01/2008         3,260,250
       1,500,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)+               6.00       11/01/2017         1,742,790
       2,900,000  LOS ALTOS SCHOOL DISTRICT CA ELECTION OF 1998 SERIES B
                  CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)+^                    5.24       08/01/2021         1,278,117
       5,000,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES B FGIC
                  INSURED (WATER & WASTEWATER AUTHORITY REVENUE LOC)+@+/-              2.15       12/01/2031         4,990,800
       2,900,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-2 (WATER
                  REVENUE LOC)+@+/-                                                    2.77       07/01/2035         2,900,000
       2,000,000  LOS ANGELES COUNTY CA  (LEASE REVENUE LOC)+                          6.00       12/01/2015         2,359,640
       1,025,000  LOS ANGELES COUNTY CA CAPITAL APPRECIATION AMBAC INSURED
                  (LEASE REVENUE LOC)+^                                                4.64       09/01/2020           517,328
       2,700,000  LOS ANGELES COUNTY CAPITAL ASSET LEASING CORPORATION CA
                  SERIES B (LEASE REVENUE LOC)+                                        6.00       12/01/2014         3,172,581
       4,745,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE)+         5.38       11/01/2015         4,882,510
       2,720,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE)+         5.38       11/01/2023         2,796,106
       2,200,000  LOS ANGELES UNIFIED SCHOOL DISTRICT CA MULTIPLE PROPERTY
                  PROJECTS SERIES A (LEASE REVENUE LOC)+@                              5.50       10/01/2010         2,301,112
       2,235,000  MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                4.51       08/01/2018         1,260,830
       4,375,000  MONROVIA REDEVELOPMENT AGENCY CA CENTRAL REDEVELOPMENT
                  PROJECT AREA 1 (TAX INCREMENTAL REVENUE LOC)+                        5.00       05/01/2021         4,594,406
       1,260,000  MOUNTAIN VIEW LOS ALTOS UNION HIGH SCHOOL DISTRICT CA SERIES
                  D (PROPERTY TAX REVENUE LOC)+^                                       4.55       08/01/2019           676,129

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$      1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                  TRANSFER FACILITY (SOLID WASTE REVENUE)+                             5.50%      02/15/2013       $ 1,115,629
       5,000,000  NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON
                  TRANSMISSION PROJECT SERIES A (POWER REVENUE LOC)+                   7.00       05/01/2013         5,969,800
       1,305,000  OCEANSIDE CA COMMUNITY DEVELOPEMENT TAX ALLOCATION DOWNTOWN
                  REDEVELOPEMENT PROJECT XLCA INSURED (TAX ALLOCATION REVENUE
                  LOC)+                                                                4.50       09/01/2020         1,311,629
       1,500,000  ONTARIO REDEVELOPMENT FINANCING AUTHORITY CA ONTARIO
                  REDEVELOPMENT PROJECT NO.1 (SPECIAL TAX REVENUE LOC)+                6.00       08/01/2015         1,530,450
         995,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC
                  FINANCE INSURED (SEWER REVENUE)+@+/-                                 2.77       08/01/2029           995,000
       2,160,000  ORCHARD SCHOOL DISTRICT CA CAPITAL APPRECIATION ELECTION OF
                  2000 SERIES A (PROPERTY TAX REVENUE LOC)+^                           4.77       08/01/2024           888,840
      11,000,000  PALM SPRINGS CA CERTIFICATE (HOSPITAL REVENUE)+^                     4.77       04/15/2021         5,287,040
       1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                4.65       09/01/2021           481,050
       1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                4.69       09/01/2022           456,410
       1,825,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                  REVENUE)+                                                            6.25       01/01/2018         2,109,700
       1,030,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES
                  A (TAX INCREMENTAL REVENUE LOC)+                                     5.25       10/01/2020         1,118,292
       2,045,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES
                  A (TAX INCREMENTAL REVENUE)+                                         5.75       10/01/2031         2,171,442
       2,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT
                  SERIES A (WATER REVENUE LOC)+                                        5.50       05/01/2019         2,281,880
       5,500,000  PICO RIVERA WATER AUTHORITY CA SERIES A (WATER REVENUE)+             6.25       12/01/2032         5,883,680
       2,515,000  PLACENTIA REDEVELOPMENT AUTHORITY CA SERIES A (TAX
                  INCREMENTAL REVENUE)+                                                5.85       08/01/2032         2,674,451
       2,680,000  PONOMA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX
                  REVENUE LOC)+                                                        6.55       08/01/2029         3,473,334
       2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)+         5.50       11/01/2020         2,166,920
       5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)+         5.00       11/01/2021         5,190,000
       3,600,000  PORT REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)+                    5.13       06/01/2030         3,499,092
       3,950,000  RANCHO CUCAMONGA CALIFORNIA RDA RANCHO REDEVELOPMENT PROJECT
                  (TAX INCREMENTAL REVENUE, AMBAC INSURED)+                            4.50       09/01/2032         3,816,450
       1,000,000  REDLANDS CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE
                  REDEVELOPMENT PROJECT AREA CLASS A (TAX REVENUE LOC)+                4.63       08/01/2022         1,010,760
       1,345,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
                  (TAX INCREMENTAL REVENUE)+                                           4.88       09/01/2018         1,368,255
       1,000,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
                  (TAX INCREMENTAL REVENUE)+                                           5.00       09/01/2021         1,020,470
       1,100,000  RICHMOND JOINT POWERS FINANCING AUTHORITY CA LEASE & GAS TAX
                  SERIES A (LEASE REVENUE)+                                            5.25       05/15/2013         1,125,344
       8,595,000  RIVERSIDE COUNTY ASSET LEASING CORPORATION CA RIVERSIDE
                  COUNTY HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE
                  LOC)+^                                                               5.04       06/01/2026         3,072,025
       1,310,000  RIVERSIDE COUNTY CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                  REVENUE UNREFUNDED BAL REDEVELOPMENT PROJECTS SERIES A (TAX
                  ALLOCATION REVENUE)+@                                                5.50       10/01/2022         1,368,347
       3,250,000  RIVERSIDE COUNTY CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                  REVENUE UNREFUNDED BAL REDEVELOPMENT PROJECTS SERIES A (TAX
                  ALLOCATION REVENUE)+                                                 5.50       10/01/2022         3,355,365
       3,990,000  ROCKLIN REDEVELOPMENT AGENCY CA ROCKLIN REDEVELOPMENT PROJECT
                  SERIES A (TAX INCREMENTAL REVENUE)+                                  5.50       09/01/2031         4,128,134
       1,025,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)+                       5.38       12/01/2013         1,100,050
           5,000  SACRAMENTO CITY FINANCING AUTHORITY CA UNREFUNDED BALANCE
                  (OTHER REVENUE)+                                                     6.70       11/01/2011             5,015
       2,085,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
                  AUTHORITY (SEWER REVENUE)+@                                          4.75       12/01/2023         2,102,681
       2,870,000  SACRAMENTO COUNTY HOUSING AUTHORITY VERANDAS APARTMENTS
                  PROJECT SERIES H (HOUSING REVENUE LOC)+                              5.70       03/01/2034         2,990,253
         300,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT CA ESCROWED TO MATURITY
                  SERIES C (ELECTRIC REVENUE LOC)+                                     5.75       11/15/2008           300,369
       2,500,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC
                  REVENUE LOC)+                                                        6.25       08/15/2010         2,779,850
       3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE
                  REVENUE)+                                                            6.25       09/01/2029         3,343,776
       4,500,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION CA SERIES
                  A (SALES TAX REVENUE)+                                               6.00       04/01/2008         4,726,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (CONTINUED)
$      3,910,000  SAN DIEGO REDEVELOPMENT AGENCY CA CAPITAL APPRECIATION TAX
                  ALLOCATION CENTRE (TAX INCREMENTAL REVENUE LOC)+^                    4.73%      09/01/2023       $ 1,691,818
       1,060,000  SAN DIEGO REDEVELOPMENT AGENCY CA CENTRE CITY SUB PARKING
                  SERIES B (PARKING FACILITIES REVENUE)+                               5.30       09/01/2020         1,090,242
       2,500,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND
                  SERIES 27B (AIRPORT REVENUE LOC)+                                    5.00       05/01/2019         2,641,575
       2,390,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
                  ISSUE 15A (AIRPORT REVENUE LOC)+                                     5.00       05/01/2017         2,459,860
       1,915,000  SAN JACINTO CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE
                  REDEVELOPMENT PROJECT AREA XLCA (TAX INCREMENTAL REVENUE
                  LOC)+                                                                4.50       08/01/2024         1,888,554
       5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL
                  ROAD REVENUE)+^                                                      4.66       01/01/2023         2,283,293
       6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  REVENUE (TOLL ROAD REVENUE)+^                                        4.69       01/01/2024         2,574,300
       5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  REVENUE (TOLL ROAD REVENUE)+^                                        4.72       01/01/2025         2,036,550
       5,510,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                  REVENUE SR LIEN - CABS (TOLL ROAD REVENUE)+^                         4.44       01/01/2019         3,078,933
       4,000,000  SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY CA SENIOR
                  LIEN (TOLL ROAD REVENUE)+@+/-                                        7.55       01/01/2008         4,477,520
       3,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE LOC)+^              4.41       04/01/2016         2,087,118
       3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
                  REVENUE)+                                                            6.20       01/01/2041         3,478,629
       1,205,000  SAN JOSE UNIFIED SCHOOL DISTRICT (LEASE REVENUE LOC)+^               4.65       01/01/2021           597,704
       1,300,000  SAN MARCOS CA PUBLIC FACILITIES REVENUE (STATE & LOCAL
                  GOVERNMENTS)+^                                                       4.44       01/01/2019           726,427
       5,020,000  SAN MARCOS CA PUBLIC FINANCING AUTHORITY REVENUE SERIES A
                  (GENERAL OBLIGATION - STATES, TERRITORIES)+                          6.25       09/02/2022         6,039,311
       1,310,000  SAN MARCOS PUBLIC FACILITIES AUTHORITY CA ESCROWED TO
                  MATURITY (STATE & LOCAL GOVERNMENTS)+^                               4.15       01/01/2015           895,804
       1,000,000  SAN MATEO REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE)+            5.40       08/01/2018         1,055,230
       3,135,000  SAN SEDRO CA SCHOOL DISTRICT CAPITAL APPRECIATION SERIES D
                  (PROPERTY TAX REVENUE LOC)+^                                         4.69       08/01/2022         1,436,394
       3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES
                  C (LEASE REVENUE)+                                                   5.60       09/01/2019         3,154,560
       3,000,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA BLOSSOM RIVER
                  APARTMENTS SERIES A (HOUSING REVENUE)+                               6.50       09/01/2039         2,939,460
       1,750,000  SIMI VALLEY UNIFIED SCHOOL DISTRICT CAPITAL IMPROVEMENT
                  PROJECTS (LEASE REVENUE LOC)+                                        5.25       08/01/2022         1,963,325
       1,000,000  SONOMA VALLEY UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC)+                                                                6.00       07/15/2021         1,032,590
       1,765,000  SOUTH GATE PUBLIC FINANCING AUTHORITY CA SOUTH GATE
                  REDEVELOPMENT PROJECT NO.1 (TAX INCREMENTAL REVENUE LOC)+            5.25       09/01/2019         1,903,923
       1,270,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC
                  REVENUE)+                                                            6.75       07/01/2011         1,465,415
           5,000  STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A
                  (HOUSING REVENUE LOC)+                                               7.50       02/01/2023             5,063
       2,065,000  STOCKTON CA PUBLIC FINANCING ASSESSMENT DISTRICTS SENIOR LIEN
                  SERIES A (SPECIAL TAX REVENUE, RADIAN INSURED)+                      4.50       09/02/2025         2,001,481
       5,690,000  SULPHUR SPRINGS UNION SCHOOL DISTRICT CA INTEREST ACCRUAL
                  SERIES A (PROPERTY TAX REVENUE LOC)+^                                3.99       09/01/2013         4,162,292
       2,295,000  TEMECULA VALLEY CA UNIVERSITY SCHOOL DISTRICT COMMUNITY
                  FACILITIES SPECIAL TAX NUMBER 02 2 (SPECIAL TAX REVENUE)+            5.00       09/01/2031         2,255,618
       5,650,000  UNION CITY COMMUNITY REDEVELOPMENT AGENCY SERIES A COMMUNITY
                  REDEVELOPMENT PROJECT (SPECIAL FACILITIES REVENUE LOC)+              5.38       10/01/2034         6,021,374
       3,235,000  UNIVERSITY OF CALIFORNIA REVENUE LIMITED PROJECT SERIES A
                  MBIA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)+                   4.75       05/15/2026         3,286,566
       6,000,000  UNIVERSITY OF CALIFORNIA REVS SERIES F (COLLEGE AND
                  UNIVERSITY REVENUE, FIRST SECURITY BANK LOC)+                        4.75       05/15/2026         6,123,180
       3,275,000  VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER
                  REVENUE LOC)+                                                        5.70       05/01/2016         3,391,754
       2,595,000  VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC
                  REVENUE)+@                                                           5.50       04/01/2021         2,754,800
       2,500,000  VISTA COMMUNITY DEVELOPMENT COMMISSION CA VISTA REDEVELOPMENT
                  PROJECT AREA (TAX INCREMENTAL REVENUE)+                              5.88       09/01/2037         2,632,650
       1,135,000  WALNUT VALLEY UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY
                  TAX REVENUE LOC)+                                                    5.75       08/01/2015         1,145,805
         800,000  WESTMINSTER REDEVELOPMENT AGENCY CA ROSE GARDENS APARTMENT
                  PROJECT SERIES A (HOUSING REVENUE)+                                  6.50       08/01/2010           804,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$      2,395,000  WINDSOR JOINT POWERS FINANCING AUTHORITY CA WINDSOR CIVIC
                  CENTER SERIES A (LEASE REVENUE LOC)+                                 5.38%      10/01/2018      $  2,637,398
       1,600,000  YORBA LINDA REDEVELOPMENT AGENCY CA SERIES A CAPITAL
                  APPRECIATION YORBA LINDA REDEVELOPMENT (SPECIAL TAX REVENUE
                  LOC)+^                                                               4.78       09/01/2019           829,008

                                                                                                                   472,400,153
                                                                                                                  ------------

PUERTO RICO - 0.85%
       3,800,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER
                  REVENUE)+@                                                           6.00       07/01/2010         4,247,678
                                                                                                                  ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $446,042,819)                                                                  476,647,831
                                                                                                                  ------------
SHARES

SHORT-TERM INVESTMENTS - 0.51%

MUTUAL FUND - 0.51%
       2,554,058  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                    2,554,058
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,554,058)                                                                       2,554,058
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $466,834,945)*                                                                 100.03%                      $498,557,994
                                                                                    -------                       ------------

OTHER ASSETS AND LIABILITIES, NET                                                     (0.03)                         (153,429)
                                                                                    -------                       ------------

TOTAL NET ASSETS                                                                     100.00%                      $498,404,565
                                                                                    -------                       ------------

+     NON-INCOME EARNING SECURITIES.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,554,058.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 1.37%

HEALTH CARE COST CONTAINMENT - 1.37%
      $2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY COLORADO CAPITAL APPRECIATION
                  SERVICE B (OTHER REVENUE, MBIA INSURED)^                             4.66%      09/01/2020       $ 1,257,375
                                                                                                                   -----------

TOTAL CORPORATE BONDS & NOTES (COST $1,281,916)                                                                      1,257,375
                                                                                                                   -----------
SHARES

INVESTMENT COMPANIES - 2.96%

BOND FUNDS - 2.96%
           8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                  138,072
          50,096  DREYFUS MUNICIPAL INCOME FUND                                                                        468,398
          27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                240,392
          17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                226,464
          15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                             239,774
          25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                            383,754
          18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                 256,746
          15,188  SALOMON BROTHERS MUNICIPAL PARTNERS FUND                                                             212,480
          12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                       130,196
           7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                          113,792
           8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                       114,787
          12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                     179,397

                                                                                                                     2,704,252
                                                                                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                         2,704,252
                                                                                                                   -----------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS & NOTES - 94.07%

COLORADO - 94.07%
      $1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO
                  (PROPERTY TAX REVENUE LOC)                                           5.50       12/01/2019         1,378,100
       1,000,000  ADAMS COUNTY CO REFUNDING BOND PUBLIC SERVICE COLORADO
                  PROJECT SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES,
                  MBIA INSURED)                                                        4.38       09/01/2017         1,015,670
       1,000,000  BOULDER CO WATER & SEWER REVENUE (WATER REVENUE)                     5.60       12/01/2017         1,094,510
       1,235,000  BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC
                  PROJECT (OTHER REVENUE LOC)                                          5.50       09/01/2020         1,354,227
         500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO
                  (PROPERTY TAX REVENUE)                                               6.38       12/01/2016           510,555
       1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER
                  REVENUE)                                                             5.25       06/01/2021         1,301,450
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
                  CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                      6.25       12/15/2012         1,086,840
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY
                  CHARTER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)                      7.13       12/15/2030         1,103,530
       3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                  ALEXANDER DAWSON SCHOOL CO PROJECT (PRIVATE SCHOOL REVENUE)          5.30       02/15/2029         3,878,137
         500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)@                       7.00       11/01/2029           569,275
         600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                    6.75       06/01/2029           549,186
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL
                  REVENUE)@                                                            5.75       06/01/2016         1,112,950
       1,295,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY EXCEL
                  ACADEMY CHARTER SCHOOL PROJECT (GENERAL OBLIGATION - BOND
                  BANK, XL CAPITAL ASSURANCE COMPANY INSURED)                          5.50       12/01/2025         1,426,326
       1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                  CHARTER SCHOOL PROJECT (LEASE REVENUE)@                              6.00       12/01/2021         1,699,260

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLORADO (CONTINUED)
$      1,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                  CHARTER SCHOOL COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL
                  FACILITIES REVENUE LOC)                                              5.00%      06/15/2019       $ 1,101,651
       1,445,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE
                  PARKER CORE CHARTER XLCA INSURED (EDUCATIONAL FACILITIES
                  REVENUE LOC)                                                         5.00       11/01/2024         1,503,811
         100,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A
                  JOHNSON & WALES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY
                  REVENUE LOC)                                                         5.00       04/01/2023           103,928
       1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL
                  COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL FACILITIES
                  REVENUE LOC)                                                         5.25       06/15/2024         1,248,985
       1,040,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                  SERIES A (HEALTHCARE FACILITIES REVENUE)                             5.50       01/01/2023         1,095,775
         415,000  COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL
                  & RESEARCH (HEALTHCARE FACILITIES REVENUE)                           5.00       01/01/2008           422,665
       2,000,000  COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                              6.50       09/01/2020         2,216,700
       1,250,000  COLORADO HEALTH FACILITIES AUTHORITY SISTERS OF CHARITY
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         6.25       05/15/2011         1,430,938
         500,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                              5.75       09/15/2022           510,965
         630,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY
                  PROJECT (HOUSING REVENUE)                                            6.10       08/01/2023           670,541
         440,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY
                  PROJECT (HOUSING REVENUE)                                            6.50       08/01/2031           455,391
       1,000,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE
                  APARTMENTS PROJECT (HOUSING REVENUE LOC) @+/-                        2.75       02/15/2028         1,000,000
         230,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A-3 SINGLE FAMILY
                  PROJECT (HOUSING REVENUE)                                            6.50       05/01/2016           230,499
       1,845,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY
                  PROJECT (HOUSING REVENUE)+/-                                         6.70       08/01/2017         1,913,818
         465,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY
                  PROJECT (HOUSING REVENUE)                                            6.55       08/01/2033           487,274
         535,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-3 SINGLE FAMILY
                  PROJECT (HOUSING REVENUE LOC)                                        6.38       08/01/2033           552,853
          80,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-2 SINGLE FAMILY
                  PROJECT (HOUSING REVENUE LOC)                                        7.10       06/01/2014            80,415
       2,475,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING
                  REVENUE)+/-                                                          9.80       04/01/2011         2,665,228
         605,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING
                  REVENUE)                                                             6.60       08/01/2017           634,457
         970,000  COLORADO HOUSING & FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES A-3 CLASS III  (HOUSING REVENUE)                              5.25       05/01/2032           989,245
       2,270,000  COLORADO HOUSING & FINANCING AUTHORITY AMOUNT SINGLE FAMILY
                  MMGT CLIENT III (HOUSING REVENUE)                                    4.80       05/01/2030         2,292,064
       1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                  FACILITES ENTERPRISE MBIA (COLLEGE & UNIVERSITY REVENUE LOC)         5.00       06/01/2023         1,389,868
       1,000,000  COLORADO SPRINGS COLORADO REVENUE REFERENCE COLORADO COLLEGE
                  PROJECT (COLLEGE AND UNIVERSITY REVENUE)                             4.38       06/01/2026           975,350
       1,000,000  COLORADO WATER RESERVE & POWER DEVELOPMENT AUTHORITY DRINKING
                  WATER SERIES A (WATER REVENUE)                                       5.50       09/01/2022         1,152,330
         945,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER REVENUE (WATER REVENUE)@                                       5.13       09/01/2018           998,081
          55,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER REVENUE (WATER REVENUE)                                        5.13       09/01/2018            57,770
         970,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER REVENUE (WATER REVENUE)@                                       5.00       09/01/2019         1,021,119
          30,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER REVENUE SERIES B (OTHER REVENUE)                               5.00       09/01/2019            31,408
       1,410,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER REVENUE SERVICE A (WATER REVENUE)                              4.50       09/01/2024         1,422,323
       1,810,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                  A (WATER REVENUE)                                                    4.88       09/01/2017         1,916,500
       1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES
                  A (WATER REVENUE)                                                    5.00       09/01/2019         1,052,860
       2,000,000  DENVER CITY & COUNTY CO CONVENTION CENTER PROJECT SERIES A
                  FSA INSURED (SALES TAX REVENUE LOC)@                                 5.50       09/01/2017         2,208,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
COLORADO (CONTINUED)
      $1,000,000  DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT
                  SERIES B (RECREATIONAL FACILITIES REVENUE)                           5.13%      12/01/2017       $ 1,035,350
       1,000,000  DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE LOC)               5.60       11/15/2010         1,035,530
       1,000,000  DENVER CO CONVENTION CENTER HOTEL & AUTHORITY REVENUE SR
                  SERVICE A (PARKING FACILITIES REVENUE LOC)                           5.00       12/01/2018         1,056,200
       1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE
                  LOC)                                                                 5.35       08/01/2018         1,524,058
       1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT
                  COUNTIES FGIC INSURED (PROPERTY TAX REVENUE LOC)                     5.75       12/15/2022         1,146,070
       1,250,000  DOVE VALLEY METROPOLITAN DISTRICT CO ARAPAHOE COUNTY
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                      5.00       11/01/2020         1,334,675
       2,500,000  EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
                  (PROPERTY TAX REVENUE LOC)                                           7.10       12/01/2017         3,203,325
       1,500,000  ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT (HOUSING REVENUE)         6.65       12/01/2026         1,546,245
       1,000,000  FORT COLLINS CO LEASE REVENUE SERIES A AMBAC INSURED (LEASE
                  REVENUE LOC)                                                         5.38       06/01/2025         1,088,370
       1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE
                  (LEASE REVENUE LOC)                                                  5.75       12/01/2019         1,317,168
       1,395,000  GARFIELD COUNTY COLORADO SCHOOL DISTRICT REVENUE-2 GARFIELD
                  (PROPERTY TAX REVENUE LOC)                                           5.25       12/01/2021         1,513,533
       1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE
                  LOC)                                                                 5.75       12/01/2019         1,270,526
         785,000  HIGH PLAINS CO METROPOLITAN DISTRICT (OTHER REVENUE)                 4.38       12/01/2015           780,942
       1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 (PROPERTY TAX
                  REVENUE LOC)                                                         6.50       06/15/2011         1,154,670
       1,990,000  JEFFERSON COUNTY CO CERTIFICATES OF PARTICIPATION MBIA
                  INSURED (LEASE REVENUE LOC)                                          4.50       12/01/2020         2,022,815
       3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX
                  REVENUE LOC)                                                         6.50       12/15/2011         3,495,210
         500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL
                  CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)                       6.00       04/01/2019           524,190
       1,000,000  MESA STATE COLLEGE CO AUXILIARY FACILITIES ENTERPRISE
                  (COLLEGE & UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY
                  INSURED)                                                             5.00       05/15/2020         1,061,130
       2,000,000  METEX METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                  REVENUE LOC)                                                         5.80       12/01/2016         2,128,800
         825,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER
                  REVENUE)                                                             6.50       12/01/2016           833,580
         600,000  PINEY CREEK METROPOLITAN DISTRICT COLORADO (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       5.50       12/01/2035           592,122
         250,000  PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE
                  REVENUE (LEASE REVENUE)                                              6.90       07/01/2015           251,748
       1,055,000  REGIONAL TRANSUNION DISTRICT COLORADO CTFS PARTNERSHIP SERIES
                  A AMBAC (LEASE REVENUE LOC)                                          5.00       06/01/2021         1,117,140
         600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                  REVENUE)                                                             7.38       09/01/2010           697,206
         500,000  TODD CREEK FARMS METROPOLITAN DISTRICT #1 COLORADO WATER &
                  WASTEWATER REVENUE (WATER REVENUE)                                   6.13       12/01/2019           497,375
       1,730,000  UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES
                  SYSTEM (COLLEGE AND UNIVERSITY REVENUE LOC)                          5.50       06/01/2019         1,892,482

                                                                                                                    86,033,288
                                                                                                                   -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $81,414,750)                                                                    86,033,288
                                                                                                                   -----------
SHARES

SHORT-TERM INVESTMENTS - 0.03%
          25,000  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                         25,000
                                                                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS (COST $25,000)                                                                             25,000
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $84,999,212)*                                                                   98.43%                       $90,019,915
                                                                                    -------                        -----------

OTHER ASSETS AND LIABILITIES, NET                                                      1.57                          1,439,705
                                                                                    -------                        -----------

TOTAL NET ASSETS                                                                     100.00%                       $91,459,620
                                                                                    -------                        -----------

@ These securities are subject to a demand feature which reduces the effective maturity.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 1.32%

HEALTH CARE COST CONTAINMENT - 1.32%
$        500,000  DISTRICT COLUMBIA CAPITAL APPRECIATION - MANDARIN ORIENTAL
                  (TAX ALLOCATION REVENUE, FIRST SECURITY BANK LOC)^                   4.84%        07/01/2020     $   246,925
       1,000,000  MCALLEN TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)^            3.90         02/15/2012         781,890

                                                                                                                     1,028,815
                                                                                                                   -----------

TOTAL CORPORATE BONDS & NOTES (COST $1,027,042)                                                                      1,028,815
                                                                                                                   -----------

MUNICIPAL BONDS & NOTES - 89.77%

ALABAMA - 2.34%
         450,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A-1
                  (HEALTHCARE FACILITIES REVENUE)@                                     4.35         11/15/2028         452,560
         835,000  JEFFERSON COUNTY AL SERIES A (SALES TAX REVENUE)                     5.25         01/01/2011         896,640
         500,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE LOC)^         4.05         11/15/2012         478,735

                                                                                                                     1,827,935
                                                                                                                   -----------

ALASKA - 0.59%
         350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES
                  (ELECTRIC REVENUE LOC)                                               6.00         07/01/2015         404,516
          55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (OTHER
                  REVENUE)                                                             4.80         06/01/2011          56,786

                                                                                                                       461,302
                                                                                                                   -----------

ARIZONA - 1.01%
           5,000  MARICOPA COUNTY AZ IDA SAMARITAN HEALTH SERVICES SERIES B
                  (HEALTHCARE FACILITIES REVENUE LOC)                                  7.15         12/01/2005           5,037
         500,000  PHOENIX AZ CIVIC IMPROVEMENT CORPORATION CIVIC PLAZA SERIES B
                  (OTHER REVENUE, FGIC INSURED) ^%%                                    4.36         07/01/2018         376,490
         375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1 (PROPERTY
                  TAX REVENUE)                                                         6.00         07/15/2013         407,745

                                                                                                                       789,272
                                                                                                                   -----------

CALIFORNIA - 4.02%
         265,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS O'CONNER
                  WOODS OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)           5.40         11/01/2009         273,085
         799,999  AGUA CALIENTE BAND OF CAHUILLA INDIANS (OTHER REVENUE)               4.60         07/01/2008         801,280
         125,000  CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES)@         5.00         03/01/2010         135,919
         635,000  CATHEDRAL CITY CA IMPROVEMENT BUILDING ACT 1915 LIMITED
                  OBLIGATION COVE IMPROVEMENT DISTRICT (OTHER REVENUE)                 4.60         09/02/2016         627,570
         150,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A
                  (OTHER REVENUE)                                                      7.88         06/01/2042         188,165
         290,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B
                  (OTHER REVENUE)@                                                     5.50         06/01/2019         301,768
         300,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT REVENUE SERIES 2003-A-1 (OTHER REVENUE)           6.75         06/01/2039         345,447
         350,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                             5.50         03/01/2008         353,577
         100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC
                  REVENUE)                                                             6.75         07/01/2013         117,876

                                                                                                                     3,144,687
                                                                                                                   -----------

COLORADO - 2.04%
       1,000,000  ADAMS COUNTY CO REFUNDING BOND PUBLIC SERVICE COLORADO
                  PROJECT SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES,
                  MBIA INSURED)                                                        4.38         09/01/2017       1,015,670
         245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                  APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                    3.71         06/15/2012         201,121

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
COLORADO (CONTINUED)
$         450,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                   APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                   4.07%        06/15/2016     $   378,058

                                                                                                                     1,594,849
                                                                                                                   -----------

DISTRICT OF COLUMBIA - 0.23%
         160,000  DISTRICT COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                  (EXCISE TAX REVENUE)                                                 6.75         05/15/2040         177,437
                                                                                                                   -----------

FLORIDA - 6.65%
         800,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                  HOUSING FUNDING (HEALTHCARE FACILITIES REVENUE LOC)@+/-              4.35         12/01/2028         800,000
         500,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 4.50         12/01/2011         515,945
         500,000  CAPITAL PROJECTS FINANCE AUTHORITY CAPITAL PROJECTS
                  (COLLEGE AND UNIVERSITY REVENUE LOC)                                 5.50         10/01/2014         540,340
       1,000,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                  REVENUE LOC)+/-                                                      4.75         12/01/2015       1,052,790
         500,000  GULF BREEZE FLORIDA REVENUE FGIC INSURED (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC)@+/-                            5.50         12/01/2015         545,630
       1,000,000  HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SUNBELT
                  (HEALTHCARE FACILITIES REVENUE) @+/-                                 3.95         11/15/2032         989,410
         665,000  ST LUCIE COUNTY FL (UTILITIES REVENUE LOC)                           5.50         10/01/2016         751,822

                                                                                                                     5,195,937
                                                                                                                   -----------

GEORGIA - 1.13%
         255,000  COBB-MARIETTA GA COLISEUM & EXHIBIT HALL AUTHORITY (OTHER
                  REVENUE LOC)                                                         5.50         10/01/2018         288,862
         500,000  GEORGIA MUNICIPAL ELECTRIC  AUTHORITY POWER REVENUE
                  (ELECTRIC REVENUE LOC)@                                              6.50         01/01/2017         596,815

                                                                                                                       885,677
                                                                                                                   -----------

ILLINOIS - 5.01%
         350,000  AURORA IL SERIES B (TAX REVENUE)                                     4.90         12/30/2011         353,070
       1,000,000  CHICAGO IL GAS SUPPLY REVENUE PEOPLES GAS LIGHT & COKE SERIES
                  B (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                               4.75         03/01/2030       1,034,510
         550,000  CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE)                       5.38         07/01/2013         592,982
         355,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       8.75         12/01/2016         443,008
         500,000  ILLINOIS CONDELL MEDICAL CENTER (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.13         05/15/2010         515,735
         415,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                  PROJECT SERIES A (LEASE REVENUE)                                     5.25         12/01/2012         422,657
         330,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                  FACILITIES SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)                 5.70         07/01/2012         343,263
         200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)                            5.50         07/01/2012         207,352

                                                                                                                     3,912,577
                                                                                                                   -----------

INDIANA - 0.46%
         350,000  INDIANA BOND BANK REVOLVING FUNDING PROGRAM SERIES A (OTHER
                  REVENUE)                                                             4.80         02/01/2013         361,123
                                                                                                                   -----------

IOWA - 0.39%
         150,000  DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
                  AMBAC INSURED (HEALTH FACILITIES FINANCING AUTHORITY
                  REVENUE LOC)                                                         5.25         08/15/2015         153,273

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
IOWA (CONTINUED)
$        145,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX
                  REVENUE)                                                             5.50%        06/01/2012     $   155,180

                                                                                                                       308,453
                                                                                                                   -----------

KANSAS - 3.03%
         160,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                  HARTFORD (HEALTHCARE FACILITIES REVENUE LOC)                         6.13         04/01/2012         178,475
         500,000  MANHATTAN KS COMMERCIAL DEVELOPMENT REVENUE HOLIDAY INN
                  SUBSERIES B (LEASE REVENUE)                                          11.00        07/01/2016         787,660
         620,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT (SALES TAX
                  REVENUE)                                                             4.15         08/01/2015         633,634
         750,000  WYANDOTTE COUNTY KS  UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE)                         4.75         12/01/2016         764,505

                                                                                                                     2,364,274
                                                                                                                   -----------

LOUISIANA - 1.35%
       1,000,000  NEW ORLEANS LA  SEWER SERVICE (OTHER REVENUE, FGIC INSURED)          5.50         06/01/2020       1,056,670
                                                                                                                   -----------

MICHIGAN - 2.38%
         350,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ST JOHN HOSPITAL &
                  MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                   6.00         05/15/2010         387,443
       1,000,000  ROMEO MI COMMUNITY SCHOOL DISTRICT (EDUCATIONAL FACILITIES
                  REVENUE LOC)                                                         5.00         05/01/2012       1,084,890
         385,000  SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY (OTHER
                  REVENUE)                                                             5.00         11/01/2015         385,889

                                                                                                                     1,858,222
                                                                                                                   -----------

MINNESOTA - 1.93%
       1,000,000  MINNEAPOLIS & ST PAUL MN HOUSING FINANCE BOARD SERIES A3
                  (HOUSING REVENUE, GNMA INSURED)                                      5.10         04/01/2027       1,058,530
         260,000  MINNEAPOLIS MN SAINT MARYS HOSPITAL & REHABILITATION
                  (HEALTHCARE FACILITIES REVENUE)                                      10.00        06/01/2013         327,314
         120,000  MINNESOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)             4.00         01/01/2015         118,622

                                                                                                                     1,504,466
                                                                                                                   -----------

MISSISSIPPI - 0.39%
         280,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION GULFPORT
                  WATER & SEWER SYSTEMS PROJECT FSA INSURED (GENERAL
                  OBLIGATION - BOND BANK LOC)                                          5.25         07/01/2011         302,890
                                                                                                                   -----------

MISSOURI - 3.94%
         250,000  BRENTWOOD MISSOURI BRENTWOOD SQUARE PROJECT (TAX INCREMENTAL
                  REVENUE)                                                             4.13         05/01/2011         250,425
         850,000  BRENTWOOD MISSOURI BRENTWOOD SQUARE PROJECT (TAX INCREMENTAL
                  REVENUE)                                                             4.50         05/01/2022         839,213
         100,000  CAPE GIRARDEAU COUNTY MO IDA SOUTHEAST HOSPITAL ASSOCIATION
                  (HEALTHCARE FACILITIES REVENUE)                                      3.63         06/01/2007         100,062
         360,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY
                  PROJECT (TAX REVENUE)                                                4.50         04/15/2016         360,256
         500,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL
                  ROAD REVENUE)                                                        5.25         12/01/2014         504,465
       1,000,000  SAINT CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS
                  (HOUSING REVENUE)@+/-                                                5.00         02/01/2029       1,020,690

                                                                                                                     3,075,111
                                                                                                                   -----------

NEVADA - 0.32%
         250,000  CLARK COUNTY NV IMPROVEMENT DISTRICT LOCAL IMPROVEMENT
                  SUMMERLIN NUMBER 151%%                                               4.50         08/01/2013         249,333
                                                                                                                   -----------

NEW HAMPSHIRE - 1.49%
       1,085,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                  APPRECIATION SERIES B (OTHER REVENUE LOC)^                           5.69         01/01/2025         368,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
NEW HAMPSHIRE (CONTINUED)
$        750,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH
                  NEW HAMPSHIRE MEDICAL CENTER (NURSING HOME REVENUE, RADIAN
                  INSURED)                                                             5.00%        10/01/2014     $   799,223

                                                                                                                     1,167,613
                                                                                                                   -----------

NEW MEXICO - 1.93%
       1,500,000  FARMINGTON NM EL PASO (OTHER REVENUE, FGIC INSURED)@+/-              4.00         06/01/2032       1,510,560
                                                                                                                   -----------

NEW YORK - 10.23%
         100,000  NASSAU COUNTY NY IDA (INDUSTRIAL DEVELOPMENT REVENUE)                6.88         07/01/2010         105,628
         800,000  NEW YORK NY IDA NEW YORK INSTITUTION OF TECHNOLOGY PROJECT
                  (COLLEGE AND UNIVERSITY REVENUE LOC)                                 5.25         03/01/2018         871,664
         500,000  NEW YORK NY SERIES B (PROPERTY TAX REVENUE)                          5.75         08/01/2015         557,515
         400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX (TAX
                  REVENUE)+/-                                                          5.25         02/01/2029         430,956
       1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                  FACILITIES (GENERAL OBLIGATION - STATES, TERRITORIES)                5.00         11/01/2011       1,061,950
         645,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                  SERIES C (COLLEGE & UNIVERSITY REVENUE)                              7.50         07/01/2010         712,538
         500,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)                                  6.00         08/15/2015         562,760
         500,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
                  UNIVERSITY REVENUE)@+/-                                              5.25         11/15/2023         542,635
         500,000  NEW YORK STATE URBAN DEVELOPMENT CORPORATION SERIES C
                  (OTHER REVENUE)@                                                     4.00         01/01/2020         507,315
         100,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
                  (OTHER REVENUE LOC)                                                  4.00         06/01/2012         102,708
         500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES B
                  (OTHER REVENUE LOC)                                                  5.25         06/01/2013         526,135
         110,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
                  (OTHER REVENUE)                                                      5.00         06/01/2011         111,406
       1,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
                  (OTHER REVENUE)                                                      5.50         06/01/2015       1,618,065
         250,000  TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES Y (TOLL ROAD
                  REVENUE LOC)                                                         5.50         01/01/2017         283,870

                                                                                                                     7,995,145
                                                                                                                   -----------

NORTH CAROLINA - 3.26%
       1,960,000  CUMBERLAND COUNTY NORTH CAROLINA HOSPITAL FACILITIES REVENUE
                  CUMBERLAND COUNTY HOSPITALSYSTEMS INCORPORATED RADIAN
                  INSURED (HOSPITAL REVENUE LOC)                                       5.25         10/01/2014       2,085,969
         360,000  NORTH CAROLINA MEDICAL CARE COMMISSION HEALTH CARE HOUSING
                  PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE)                     4.65         10/01/2014         358,715
          95,000  NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA
                  ELECTRIC REVENUE (ELECTRIC REVENUE)                                  7.25         01/01/2007          99,621

                                                                                                                     2,544,305
                                                                                                                   -----------

NORTH DAKOTA - 1.07%
         400,000  BURLEIGH COUNTY NORTH DAKOTA HEALTHCARE REVENUE MEDCENTER ONE
                  INCORPORATED MBIA INSURED (HEALTH FACILITIES FINANCING
                  AUTHORITY REVENUE LOC)                                               5.25         05/01/2013         422,736
         350,000  MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE
                  LOC)                                                                 7.20         06/30/2013         415,979

                                                                                                                       838,715
                                                                                                                   -----------

OHIO - 0.85%
         410,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.50         02/15/2012         443,637

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
OHIO (CONTINUED)
$        195,000  OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION CAPITAL
                  APPRECIATION SERIES D (LEASE REVENUE)                                6.25%        07/01/2010     $   219,644

                                                                                                                       663,281
                                                                                                                   -----------

OKLAHOMA - 4.20%
         605,000  CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES
                  (OTHER REVENUE)                                                      3.90         09/01/2010         603,003
         350,000  HINTON OK HINTON PUBLIC SCHOOLS PROJECT (LEASE REVENUE)              4.15         09/01/2011         349,682
         340,000  HINTON OK HINTON PUBLIC SCHOOLS PROJECT (LEASE REVENUE)              4.38         09/01/2013         339,810
         505,000  LANGSTON OK ECONOMIC DEVELOPMENT (ECONOMIC DEVELOPMENT
                  REVENUE LOC)                                                         4.25         05/01/2012         508,449
          40,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY
                  HOSPITAL PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE)            5.35         07/01/2008          41,529
       1,250,000  TULSA OK INDUSTRIAL AUTHORITY UNIVERSITY OF TULSA SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC)                                   6.00         10/01/2016       1,437,462

                                                                                                                     3,279,935
                                                                                                                   -----------

PENNSYLVANIA - 3.76%
         500,000  ALLEGHENY COUNTY PA RDA PITTSBURGH MILLS PROJECT (TAX
                  REVENUE)@+/-                                                         5.10         07/01/2014         515,990
         965,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE LOC)@+/-                                              3.89         07/01/2027         986,548
         600,000  PENNSYLVANIA CONVENTION CENTER AUTHORITY SERIES A (OTHER
                  REVENUE LOC)                                                         6.70         09/01/2016         718,152
         650,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.70         11/15/2011         717,938

                                                                                                                     2,938,628
                                                                                                                   -----------

PUERTO RICO - 0.31%
         230,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)@             5.75         07/01/2010         243,207
                                                                                                                   -----------

SOUTH CAROLINA - 2.43%
         250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.49         01/01/2032          28,215
       1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.14         01/01/2037         144,795
       2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.09         01/01/2038         155,180
         500,000  GREENVILLE SC HOSPITAL SYSTEM BOARD SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              5.25         05/01/2014         545,555
         250,000  RICHLAND COUNTY SC INTERNATIONAL PAPER COMPANY PROJECTS
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)                            4.25         10/01/2007         252,223
         700,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY BENEDICT
                  COLLEGE (COLLEGE AND UNIVERSITY REVENUE LOC)                         5.75         07/01/2017         772,002

                                                                                                                     1,897,970
                                                                                                                   -----------

SOUTH DAKOTA - 1.50%
         600,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)         6.00         01/01/2012         674,256
         500,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES-B (OTHER
                  REVENUE)                                                             5.25         05/01/2015         495,895

                                                                                                                     1,170,151
                                                                                                                   -----------

TENNESSEE - 1.34%
       1,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE (HEALTHCARE
                  FACILITIES REVENUE)@+/-                                              5.00         09/01/2020       1,043,710
                                                                                                                   -----------

TEXAS - 6.33%
       1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, MBIA INSURED)                                    5.00         08/15/2034       1,081,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
TEXAS (CONTINUED)
$      1,335,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE LOC)                  5.75%        08/15/2022     $ 1,433,082
         715,000  DENTON COUNTY TX (GENERAL OBLIGATION - BOND BANK LOC)                5.00         07/15/2016         772,414
       1,000,000  EL PASO COUNTY TX CAPITAL ACCUMULATION (HOUSING REVENUE)^            4.26         09/01/2015         658,280
         750,000  LUBBOCK TX HOUSING FINANCE CORPORATION CAPITAL APPRECIATION^         4.26         10/01/2015         491,977
         250,000  MIDTOWN TX RDA (TAX REVENUE LOC)                                     5.00         01/01/2009         260,563
         195,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (OTHER REVENUE LOC)            5.00         10/01/2009         204,869
          40,000  WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION KNAPP
                  MEDICAL CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)               5.00         06/01/2007          40,902

                                                                                                                     4,943,857
                                                                                                                   -----------

VIRGIN ISLANDS - 1.02%
         750,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES (OTHER REVENUE, ACA
                  INSURED)                                                             5.50         10/01/2014         797,175
                                                                                                                   -----------

VIRGINIA - 3.17%
          45,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A (LEASE
                  REVENUE)                                                             5.30         02/01/2008          46,636
         305,000  DINWIDDIE COUNTY VA IDA SCHOOL FACILITIES PROJECT A (LEASE
                  REVENUE)                                                             5.55         02/01/2012         316,266
         800,000  GREATER RICHMOND VA CONVENTION CENTER AUTHORITY CONVENTION
                  CENTER EXPANSION PROJECT (PROPERTY TAX REVENUE)                      5.50         06/15/2010         865,352
         120,000  POCAHONTAS PARKWAY ASSOCIATION VIRGINIA TOLL ROAD REVENUE
                  SERIES-B ACA-CBI INSURED (TOLL ROAD REVENUE LOC)^                    5.77         08/15/2024          41,022
       1,050,000  SUFFOLK VA REDEVELOPMENT & HOUSING AUTHORITY WINDSOR AT
                  POTOMAC PROJECT (HOUSING REVENUE)@+/-                                4.85         07/01/2031       1,104,495
         100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES
                  D-1 (HOUSING REVENUE LOC)                                            4.50         07/01/2010         104,741

                                                                                                                     2,478,512
                                                                                                                   -----------

WASHINGTON - 4.61%
         600,000  CHELAN COUNTY WA PUBLIC UTILITY DISTRICT NUMBER 1 WACHELAN
                  HYDRO SERIES A (ELECTRIC REVENUE LOC)^                               4.74         06/01/2018         331,428
       1,000,000  GOAT HILL WA PROPERTIES GOVERNMENT OFFICE BUILDING PROJECT
                  (LEASE REVENUE, MBIA INSURED)                                        5.00         12/01/2014       1,084,310
         310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT NO 2 SERIES G
                  (ELECTRIC REVENUE LOC)                                               5.25         01/01/2012         339,484
         400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 3 SERIES
                  A (PROPERTY TAX REVENUE)                                             6.00         06/01/2010         411,892
         300,000  SPOKANE WA SERIES B (PROPERTY TAX REVENUE)                           5.40         01/01/2010         312,360
         200,000  TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON (EXCISE TAX
                  REVENUE)                                                             5.50         06/01/2012         214,374
         100,000  VANCOUVER WA (WATER REVENUE LOC)@                                    4.90         06/01/2010         103,051
          75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                  PROJECT A (OTHER REVENUE)                                            5.35         07/01/2014          76,418
         610,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE)                     6.40         06/01/2017         732,073

                                                                                                                     3,605,390
                                                                                                                   -----------

WISCONSIN - 5.06%
         415,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                  REVENUE)                                                             5.00         06/01/2008         426,977
         435,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                  REVENUE)                                                             5.00         06/01/2009         450,438
         545,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                  REVENUE)                                                             6.00         06/01/2017         591,614
         500,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REVENUE SCIENCE
                  EDUCATION CONSORTIUM PROJECT SERIES A (ECONOMIC DEVELOPMENT
                  REVENUE)                                                             5.75         08/01/2035         482,690
          70,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                               3.95         12/01/2008          70,585
          70,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                               4.20         12/01/2009          71,210
          75,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                               4.40         12/01/2010          76,938
         500,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE)         4.25         10/01/2017         499,070
         890,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELL
                  TOWER RESIDENCE PROJECT (HEALTHCARE FACILITIES REVENUE)              4.75         07/01/2015         910,880
         230,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                  SAVIOR HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                4.70         05/01/2008         236,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
        $124,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MARSHFIELD CLINIC SERIES B (HEALTHCARE FACILITIES REVENUE)           6.25%        02/15/2010     $   134,494

                                                                                                                     3,951,216
                                                                                                                   -----------

TOTAL MUNICIPAL BONDS & NOTES (COST $69,631,599)                                                                    70,139,585
                                                                                                                   -----------

SHORT-TERM INVESTMENTS - 3.00%
SHARES

MUTUAL FUND - 3.00%
       2,343,304  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                      2,343,304
                                                                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS (COST $2,343,304)                                                                       2,343,304
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $73,001,945)*                                             94.09%                                             $73,511,704

OTHER ASSETS AND LIABILITIES, NET                                5.91                                                4,617,330
                                                               -------                                             -----------

TOTAL NET ASSETS                                               100.00%                                             $78,129,034
                                                               -------                                             -----------

@ These securities are subject to a demand feature which reduces the effective maturity.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,343,304.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.83%

MINNESOTA - 97.20%
$      2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SCHOOL
                  DISTRICT CENTER FOR ENHANCEMENT PROGRAM SERIES A FSA SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.00%         02/01/2018     $   3,026,710
       1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD
                  RESIDENCE PROJECT SERIES A (HOUSING REVENUE)                          7.25          01/01/2032         1,607,550
         650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD
                  RESIDENCE PROJECT SERIES A (HOUSING REVENUE)                          7.15          01/01/2020           699,530
       1,055,000  BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE
                  FACILITIES REVENUE)                                                   5.63          09/01/2021         1,089,076
       3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING
                  SERIES B SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                  REVENUE LOC)                                                          5.00          02/01/2016         3,167,070
       3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING
                  SERIES B SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX
                  REVENUE LOC)                                                          5.00          02/01/2019         3,164,610
       3,000,000  BRECKENRIDGE MN REVENUE (HEALTHCARE FACILITIES REVENUE)               5.00          05/01/2030         3,112,230
         400,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                  GOLF COURSE (LEASE REVENUE)                                           4.38          05/01/2024           386,880
       1,000,000  CHASKA MN GENERATING FACILITIES SERIES A (ELECTRIC REVENUE)           5.25          10/01/2025         1,061,530
         750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A FSA
                  SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                  LOC)                                                                  5.70          02/01/2017           809,513
         100,000  CHICAGO LAKES MN INDEPENDENT SCHOOL DISTRICT NUMBER 2144
                  SERIES B (PROPERTY TAX REVENUE LOC)                                   4.13          02/01/2023            97,276
         945,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE)@                        5.63          10/01/2014         1,041,900
         995,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE)@                        5.70          10/01/2015         1,100,430
       1,000,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
                  (HEALTHCARE FACILITIES REVENUE)                                       6.00          11/15/2023         1,089,240
       1,000,000  CITY OF NEW HOPE MN MASONIC HOME NORTH RIDGE (HEALTHCARE
                  FACILITIES REVENUE)                                                   5.90          03/01/2019         1,036,080
         400,000  CITY OF ST. CLOUD MN (LEASE REVENUE)                                  5.90          12/01/2017           400,924
       1,335,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP
                  SERIES A FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)              5.75          05/01/2010         1,465,950
       1,750,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP
                  SERIES A FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)              5.38          05/01/2011         1,899,677
       4,875,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP
                  SERIES A FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)              5.75          05/01/2026         5,340,514
       1,890,000  COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A
                  (PROPERTY TAX REVENUE)                                                5.00          02/01/2017         2,029,765
       1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE
                  FACILITIES REVENUE)                                                   6.00          06/01/2019         1,029,260
         695,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE
                  FACILITIES BENEDICTINE HEALTH SYSTEMS - ST. MARY'S (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE)                               5.25          02/15/2021           726,067
         155,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                5.90          02/01/2015           160,977
         255,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                6.00          02/01/2018           263,407
         300,000  EAST GRAND FORKS MN (ELECTRIC REVENUE)                                6.10          02/01/2021           307,716
       1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA
                  SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                  LOC)                                                                  5.00          02/01/2018         1,063,870
         580,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                  HEALTHCARE (HEALTHCARE FACILITIES REVENUE)                            5.10          09/01/2014           608,913
         605,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                  HEALTHCARE (HEALTHCARE FACILITIES REVENUE)                            5.20          09/01/2015           636,345
         560,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                  HEALTHCARE (HEALTHCARE FACILITIES REVENUE)                            5.30          09/01/2016           591,198
       1,150,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                       5.00          04/01/2025         1,155,186
       1,000,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                       5.00          04/01/2031           987,220
         700,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)@          7.20          04/01/2016           821,730
         600,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)@          7.40          04/01/2021           710,244
         585,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE)@          7.50          04/01/2031           695,366
       1,075,000  HIBBING MN THE DULUTH CLINIC LIMITED FSA INSURED PREREFUNDED
                  (HEALTHCARE FACILITIES REVENUE LOC)@                                  5.50          11/01/2013         1,204,107

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$        250,000  INVER GROVE HEIGHTS MN DEPARTMENT SCHOOL DISTRICT NUMBER 199
                  SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)                         4.25%         02/01/2025     $     241,660
       2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 FSA SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.00          02/01/2017         2,973,795
       1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 BUILDING
                  SERIES A FSA SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY
                  TAX REVENUE LOC)                                                      5.00          04/01/2019         1,849,250
       1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE
                  REVENUE)                                                              5.25          02/01/2016         1,082,981
         500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE
                  REVENUE)                                                              5.35          02/01/2019           501,350
         500,000  MAPLE GROVE MN NORTH MEMORIAL HEALTHCARE (HEALTHCARE
                  FACILITIES REVENUE)                                                   5.00          09/01/2035           509,065
         100,000  MARSHALL MN WEINER MEMORIAL MEDICAL CENTER PROJECT SERIES A
                  (HEALTHCARE FACILITIES REVENUE)                                       6.00          11/01/2028           108,938
       1,460,000  METROPOLITAN COUNCIL MN SERIES G                                      4.50          06/01/2025         1,466,161
         500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  HEALTH CARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                       5.63          12/01/2022           534,540
         600,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  HEALTH CARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                       5.88          12/01/2029           645,222
         500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY
                  HEALTHCARE SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                       5.25          12/01/2016           531,340
       4,660,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SUBORDINATED SERIES C FGIC INSURED (AIRPORT REVENUE LOC)              5.25          01/01/2021         4,967,327
       1,250,000  MINNEAPOLIS MINNESOTA LIBRARY (PROPERTY TAX REVENUE)                  4.38          12/01/2025         1,249,100
       3,700,000  MINNEAPOLIS MN HEALTHCARE SYS REVENUE FAIRVIEW HEALTH
                  SERVICES (HEALTHCARE FACILITIES REVENUE LOC)                          5.00          11/15/2030         3,876,564
          10,000  MINNEAPOLIS MN SAINT MARYS HOSPITAL & REHABILITATION
                  (HEALTHCARE FACILITIES REVENUE)                                      10.00          06/01/2013            12,589
       1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)          6.00          02/01/2022         1,309,099
       2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE)                 5.88          11/15/2010         2,225,333
       4,265,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD REVENUE
                  HEALTH CARE SYSTEM SERIES A (ECONOMIC DEVELOPMENT REVENUE
                  LOC)@                                                                 5.50          11/15/2017         4,560,095
       1,095,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD REVENUE
                  HEALTH CARE SYSTEMS SERIES A (ECONOMIC DEVELOPMENT REVENUE
                  LOC)                                                                  5.50          11/15/2017         1,164,522
       1,935,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD REVENUE
                  PREREFUNDED HEALTH CARE SYSTEMS SERIES A (ECONOMIC
                  DEVELOPMENT REVENUE)@                                                 6.38          11/15/2022         2,216,910
           5,000  MINNESOTA HFA SINGLE FAMILY MORTGAGE SERIES E (HOUSING
                  REVENUE LOC)                                                          5.90          07/01/2025             5,079
       2,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY COLLEGE AT
                  ST. BENEDICT SERIES 4-T (COLLEGE & UNIVERSITY REVENUE)                5.35          03/01/2020         2,020,680
          50,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY HAMLINE
                  UNIVERSITY SERIES 4-I (COLLEGE & UNIVERSITY REVENUE LOC)              5.65          10/01/2007            51,026
         600,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY NORTHWESTERN
                  COLLEGE SERIES 4-Z (COLLEGE & UNIVERSITY REVENUE)                     5.20          10/01/2013           608,874
       1,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. JOHNS
                  UNIVERSITY SERIES 4-L (COLLEGE & UNIVERSITY REVENUE)@                 5.35          10/01/2017         1,044,160
         895,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. MARY'S
                  UNIVERSITY SERIES 5-E (COLLEGE & UNIVERSITY REVENUE)                  6.75          03/01/2019           972,238
         705,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                  SERIES A GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
                  REVENUE LOC)                                                          5.85          07/01/2020           721,800
         955,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                  SERIES A MBIA INSURED (HOUSING REVENUE LOC)                           5.35          07/01/2017           982,323
       1,050,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                  SERIES D AMBAC GENERAL OBLIGATION OF AGENCY INSURED (HOUSING
                  REVENUE LOC)                                                          5.80          07/01/2021         1,060,773
         895,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                  SERIES M REMARKET 12/12/96 GENERAL OBLIGATION OF AGENCY
                  INSURED (HOUSING REVENUE LOC)+/-                                      5.88          01/01/2017           908,998
          50,000  MINNESOTA MN PUBLIC FACILITIES AUTHORITY SERIES A (OTHER
                  REVENUE)                                                              5.00          03/01/2016            52,919
       2,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER
                  REVENUE)@                                                             5.13          03/01/2015         2,125,240
         100,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00          10/01/2012           108,142

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$         30,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00%         10/01/2014     $      32,380
          50,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.25          08/01/2015            53,490
       1,000,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS
                  RIDGE RECREATIONAL AREA (RECREATIONAL FACILITIES REVENUE)             7.25          11/01/2016         1,059,400
       1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                  SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                  LOC)                                                                  5.65          02/01/2010         1,159,818
       1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B
                  SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                  LOC)                                                                  5.75          02/01/2022         1,743,406
       1,065,000  MONTGOMERY AL INDEPENDENT SCHOOL DISTRICT NUMBER 394 SERIES B
                  (PROPERTY TAX REVENUE LOC)                                            5.00          02/01/2025         1,130,274
         505,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                  FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.20          12/01/2009           518,559
         725,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                  FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.40          12/01/2011           742,088
         825,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                  FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.45          12/01/2012           841,401
         500,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                  FACILITIES SERIES A (HOUSING REVENUE)                                 5.30          12/01/2010           512,785
         850,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                  FACILITIES SERIES A RADIAN INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                          5.75          12/01/2019           911,948
       1,135,000  MOORHEAD MN FHA INSURED ESCROWED TO MATURITY (HOUSING REVENUE
                  LOC)                                                                  7.10          08/01/2011         1,271,779
       1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                  SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                  LOC)                                                                  5.38          02/01/2017         1,553,094
       2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
                  SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                  LOC)                                                                  5.38          02/01/2019         2,215,603
         560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY NORTHEAST
                  SERVICE COOPERATIVE PROJECT SERIES A (LEASE REVENUE)                  6.25          10/01/2019           582,641
       1,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC
                  REVENUE LOC)                                                          5.30          01/01/2021         1,056,260
       2,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC
                  REVENUE LOC)                                                          5.40          01/01/2015         2,151,100
         360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                              5.90          02/01/2018           382,669
         455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                  REVENUE)                                                              6.00          02/01/2022           481,522
          25,000  OSSEO MN INDEPENDENT SCHOOL DISTRICT NUMBER 279 SERIES A
                  (PROPERTY TAX REVENUE LOC)                                            4.75          02/01/2019            25,883
         300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY SENIOR HOUSING
                  PROJECT SERIES A (HOUSING REVENUE)                                    6.63          01/01/2019           312,864
       2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.00          02/01/2019         2,993,720
       1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.00          02/01/2020         1,058,300
       1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                  REFUNDING (PROPERTY TAX REVENUE LOC)                                  5.60          02/01/2018         1,281,757
       2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER
                  REFUNDING (PROPERTY TAX REVENUE LOC)                                  5.63          02/01/2020         3,112,831
       2,285,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION
                  MAYO MEDICAL CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE)          5.80          11/15/2007         2,409,144
       1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                  (HEALTHCARE FACILITIES REVENUE)                                       5.90          11/15/2009         1,807,839
       2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                  (HEALTHCARE FACILITIES REVENUE)                                       5.90          11/15/2010         2,225,700
       2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL
                  APPRECIATION SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED
                  (PROPERTY TAX REVENUE LOC)^                                           3.33          04/01/2009         1,781,520
       2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL
                  APPRECIATION SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED
                  (PROPERTY TAX REVENUE LOC)^                                           3.66          04/01/2011         1,638,140
          20,000  SAINT CLOUD MN HOUSING & REDEVELOPMENT AUTHORITY STATE
                  UNIVERSITY FOUNDATION PROJECT (COLLEGE AND UNIVERSITY REVENUE)        4.25          05/01/2012            20,800
          20,000  SAINT PAUL MN HOUSING & REDEVELOPMENT AUTHORITY WELLINGTON
                  PROJECT SERIES A (HOUSING REVENUE LOC)                                5.10          02/01/2024            20,528
          50,000  SAINT PAUL MN INDEPENDENT SCHOOL DISTRICT NUMBER 625 SERIES C
                  (PROPERTY TAX REVENUE LOC)                                            5.38          02/01/2012            53,157

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
$         10,000  SAINT PAUL MN PORT AUTHORITY (AIRPORT REVENUE)                        7.10%         07/01/2008     $      11,050
          20,000  SAINT PAUL MN PORT AUTHORITY OFFICE BUILDING (LEASE REVENUE)          5.25          12/01/2027            21,313
       1,000,000  SHAKOPEE MN HEALTHCARE FACILITIES REVENUE ST. FRANCIS
                  REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE)               5.25          09/01/2034         1,026,970
         695,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT #833
                  SERIES A (PROPERTY TAX REVENUE LOC)                                   5.50          02/01/2017           749,280
         160,000  SOUTHCENTRAL MN MULTI COUNTY HOUSING & REDEVELOPMENT
                  AUTHORITY LAKE CITY (HOUSING REVENUE LOC)                             4.25          08/01/2021           161,602
       5,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY CAPITAL
                  APPRECIATION SERIES A (ELECTRIC REVENUE LOC)^                         4.56          01/01/2020         2,629,550
         975,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY PREREFUNDED SERIES
                  A (ELECTRIC REVENUE LOC)                                              5.00          01/01/2009         1,029,688
         200,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  PLANT REVENUE LOC)^                                                   4.49          01/01/2018           116,076
          50,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  REVENUE LOC)                                                          5.25          01/01/2015            55,609
         965,000  ST MICHAEL MN INDEPENDANT SCHOOL DISTRICT #885 SCHOOL
                  BUILDING SERIES A (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)%%                                                                4.25          02/01/2025           938,877
       2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.45          02/01/2013         2,154,458
       1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.00          02/01/2018         1,120,770
       2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL
                  DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)            5.00          02/01/2019         2,134,560
         500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS
                  HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE)                      5.20          05/15/2013           514,070
       1,700,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS
                  HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE)                      5.25          05/15/2018         1,734,136
       3,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS
                  HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE)                      5.30          05/15/2028         3,044,400
       2,500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY ST. PAUL
                  ACADEMY & SUMMIT SCHOOL PROJECT (PRIVATE SCHOOL REVENUE)              5.50          10/01/2024         2,610,175
         225,000  ST. PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE
                  CHILDRENS SPECIALTY (HOUSING REVENUE)                                 5.00          02/01/2012           232,256
         200,000  ST. PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE
                  CHILDRENS SPECIALTY (HOUSING REVENUE)                                 5.00          02/01/2013           205,674
         225,000  ST. PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE
                  CHILDRENS SPECIALTY (HOUSING REVENUE)                                 5.00          02/01/2014           229,597
         200,000  ST. PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE
                  CHILDRENS SPECIALTY (HOUSING REVENUE)                                 5.00          02/01/2015           203,120
         215,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                  REVENUE)                                                              6.10          02/01/2006           215,538
         230,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                  REVENUE)                                                              6.20          02/01/2007           230,593
         245,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                  REVENUE)                                                              6.25          02/01/2008           245,642
         260,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE
                  REVENUE)                                                              6.30          02/01/2009           260,723
         120,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                   6.63          06/01/2020           129,262
         145,000  STEELE COUNTY MN HEALTH CARE FACILITES CROSSOVER SERIES B
                  (HOSPITAL REVENUE)%%                                                  4.50          06/01/2017           144,471
         545,000  STEELE COUNTY MN HEALTH CARE FACILITIES CROSSOVER SERIES B
                  (HOSPITAL REVENUE)%%                                                  4.70          06/01/2023           536,989
       1,000,000  STILLWATER MN HEALTH CARE REVENUE BONDS HEALTH SYSTEM
                  OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE)                      5.00          06/01/2025         1,034,030
       1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                  DISTRICT HEALTH CARE FACILITIES - LAKEWOOD                            5.13          12/01/2024         1,032,800
       1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                  DISTRICT HEALTH CARE FACILITIES - LAKEWOOD                            5.25          12/01/2026         1,090,960
       1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE LOC)                                                          5.75          07/01/2011         1,120,130
       2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE LOC)                                                          5.75          07/01/2017         3,255,588
       7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                  REVENUE LOC)                                                          5.50          07/01/2021         8,395,161
         400,000  VIRGINIA MN HOUSING & REDEVELOPMENT AUTHORITY (LEASE REVENUE)         5.13          10/01/2020           411,192
       2,085,000  VIRGINIA MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHCARE
                  FACILITY LEASE REVENUE (LEASE REVENUE)                                5.25          10/01/2025         2,145,486
          50,000  WACONIA MN RIDGEVIEW MEDICAL CENTER PROJECT SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)                                   6.00          01/01/2017            54,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE    MATURITY DATE        VALUE
MINNESOTA (CONTINUED)
          25,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY BRIAR
$                 POND SERIES A (HOUSING REVENUE LOC)                                   5.55%         08/20/2028     $      25,739
         240,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC PLANT
                  REVENUE LOC)                                                          9.75          01/01/2016           352,968
         105,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)           6.63          01/01/2016           123,950
       2,610,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A
                  (ELECTRIC REVENUE)                                                    6.38          01/01/2016         2,965,012
          45,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  PLANT REVENUE LOC)                                                    5.50          01/01/2012            46,179
          75,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                  PLANT REVENUE LOC)                                                    5.50          01/01/2013            81,986
          40,000  WILLMAR MN RICE MEMORIAL HOSPITAL PROJECT (PROPERTY TAX
                  REVENUE LOC)                                                          5.00          02/01/2019            42,691
       1,000,000  WOODBURY MN CERTIFICATE PARTICIPATION SERIES D (LEASE REVENUE)        4.50          02/01/2022           996,510

                                                                                                                       170,279,705
                                                                                                                     -------------

PUERTO RICO - 0.63%
          20,000  PUERTO RICO ELECTRIC POWER AUTHORITY (ELECTRIC PLANT REVENUE
                  LOC)                                                                  5.00          07/01/2016            22,045
          25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II (ELECTRIC
                  REVENUE LOC)                                                          5.25          07/01/2022            27,168
           5,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B (TOLL
                  ROAD REVENUE LOC)                                                     5.25          07/01/2010             5,442
       1,000,000  PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL FUNDING PROGRAM
                  (HOUSING REVENUE, HUD INSURED)                                        5.00          12/01/2019         1,052,660

                                                                                                                         1,107,315
                                                                                                                     -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $160,723,620)                                                                      171,387,020
                                                                                                                     -------------
SHARES

SHORT-TERM INVESTMENTS - 2.03%
       3,555,000  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                          3,555,000
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,555,000)                                                                           3,555,000
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $164,278,620)*                                      99.86%                                                     $ 174,942,020
                                                        -------                                                      -------------

OTHER ASSETS AND LIABILITIES, NET                          0.14                                                            251,026
                                                        -------                                                      -------------

TOTAL NET ASSETS                                         100.00%                                                     $ 175,193,046
                                                        -------                                                      -------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,555,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 1.50%

HEALTH CARE COST CONTAINMENT - 1.50%
$      1,000,000  DISTRICT COLUMBIA CAPITAL APPRECIATION - MANDARIN ORIENTAL
                  (TAX ALLOCATION REVENUE, FIRST SECURITY BANK LOC)^                   4.84%        07/01/2020     $     493,850
       5,000,000  HUNTINGTON BEACH CA UNION HIGH SCHOOL DISTRICT ELECTION 2004
                  (PROPERTY TAX REVENUE, MBIA INSURED)^                                4.98         08/01/2030         1,476,050
       5,140,000  MANCHESTER NH HOUSING & RDA SERIES B (HOUSING REVENUE, RADIAN
                  INSURED)^                                                            5.01         01/01/2017         2,944,089
       1,370,000  SAN FRANCISCO CA CITY & COUNTY RDA CAPITAL APPRECIATION
                  NUMBER 6 SERIES B (GENERAL OBLIGATION - SCHOOL DISTRICTS)^           6.01         08/01/2030           314,785
       3,015,000  SAN FRANCISCO CA CITY & COUNTY RDA CAPITAL APPRECIATION
                  NUMBER 6 SERIES B (GENERAL OBLIGATION - SCHOOL DISTRICTS)^           6.07         08/01/2034           537,997

                                                                                                                       5,766,771
                                                                                                                   -------------

TOTAL CORPORATE BONDS & NOTES (COST $5,811,661)                                                                        5,766,771
                                                                                                                   -------------

MUNICIPAL BONDS & NOTES - 94.50%

ALABAMA - 1.44%
       2,750,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A-1
                  (HEALTHCARE FACILITIES REVENUE)@                                     4.35         11/15/2028         2,765,648
       1,690,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A-2
                  (HEALTHCARE FACILITIES REVENUE)@                                     4.35         11/15/2028         1,699,616
       1,000,000  JEFFERSON COUNTY AL SERIES A (SALES TAX REVENUE)                     5.25         01/01/2015         1,076,140

                                                                                                                       5,541,404
                                                                                                                   -------------

ALASKA - 0.53%
         210,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             5.60         06/01/2009           221,348
         770,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             5.70         06/01/2011           820,143
         925,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             6.20         06/01/2022           978,132

                                                                                                                       2,019,623
                                                                                                                   -------------

ARIZONA - 2.64%
          25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                    5.30         11/15/2008            24,793
          30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                    5.50         11/15/2010            29,879
         290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                    5.38         02/15/2018           283,200
         140,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                    6.13         11/15/2022           142,457
          75,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                    5.88         02/15/2027            75,933
         100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                    6.25         11/15/2029           102,117
       1,250,000  MARICOPA COUNTY AZ IDA SAMARITAN HEALTH SERVICES SERIES A
                  (HEALTHCARE FACILITIES REVENUE LOC)                                  7.00         12/01/2016         1,553,800
       1,650,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SUB
                  CHRISTIAN CARE APARMENTS SERIES B (OTHER REVENUE)                    6.50         01/01/2036         1,649,785
         650,000  PHOENIX AZ CIVIC IMPROVEMENT CORPORATION CIVIC PLAZA SERIES B
                  (OTHER REVENUE, FGIC INSURED)^%%                                     4.36         07/01/2018           489,437
       3,424,999  VERRADO AZ COMMUNITY FACILITIES DISTRICT NUMBER 1 (PROPERTY
                  TAX REVENUE)                                                         6.00         07/15/2013         3,724,071
       2,025,000  YAVAPAI COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE)               5.45         06/01/2033         2,063,819

                                                                                                                      10,139,291
                                                                                                                   -------------

CALIFORNIA - 8.00%
         810,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS   (OTHER REVENUE)             4.60         07/01/2008           811,296

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$      1,435,000  CALIFORNIA STATE VETERANS BONDS SERIES BH (GENERAL OBLIGATION
                  - STATES, TERRITORIES, FIRST SECURITY BANK LOC)                      5.40%        12/01/2015     $   1,511,342
         740,000  CATHEDRAL CITY CA IMPROVEMENT BUILDING ACT 1915 LIMITED
                  OBLIGATION COVE IMPROVEMENT DISTRICT 04-02 (OTHER REVENUE)           4.75         09/02/2018           732,230
         895,000  CATHEDRAL CITY CA IMPROVEMENT BUILDING ACT 1915 LIMITED
                  OBLIGATION COVE IMPROVEMENT DISTRICT 04-02 (SPECIAL TAX
                  REVENUE)                                                             4.80         09/02/2019           883,168
       1,105,000  CATHEDRAL CITY CA IMPROVEMENT BUILDING ACT 1915 LIMITED
                  OBLIGATION COVE IMPROVEMENT DISTRICT 04-02 (SPECIAL TAX
                  REVENUE)                                                             5.00         09/02/2022         1,093,762
       5,000,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY CAPITAL
                  APPRECIATION SENIOR LIEN SERIES A (TOLL ROAD REVENUE)^               4.44         01/01/2019         2,793,950
       1,445,000  FOOTHILL EASTERN CORRIDOR AGENCY CALIFORNIA TOLL REVENUE
                  CONSERVATION CAPITAL APPRECIATION SENIOR LIEN SERVICE A
                  (TOLL ROAD REVENUE)+/-                                               7.05         01/01/2010         1,670,680
         305,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                  2003 A-1 (EXCISE TAX REVENUE)                                        6.63         06/01/2040           347,682
         235,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES
                  A-3 (EXCISE TAX REVENUE)+/-                                          7.88         06/01/2042           294,791
       1,500,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES
                  A4  EXCISE TAX REVENUE)                                              7.80         06/01/2042         1,874,280
       4,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES B
                  (EXCISE TAX REVENUE)@                                                5.63         06/01/2038         4,503,320
       1,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
                  SETTLEMENT ENHANCED ASSET BACKED SERIES B (OTHER REVENUE)@           5.50         06/01/2033         1,117,560
       1,305,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT REVENUE SERIES 2003-A-1 (OTHER REVENUE)           6.75         06/01/2039         1,502,694
       2,090,000  LOS ANGELES CA HFA PEPPERMILL I & II (HOUSING REVENUE, FNMA
                  INSURED)                                                             5.13         04/01/2028         2,121,413
       1,000,000  MADERA COUNTY CA VALLEY CHILDRENS HOSPITAL (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              6.50         03/15/2015         1,180,010
       1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                  PROJECT (TAX INCREMENTAL REVENUE LOC)                                5.50         05/01/2014         2,028,366
       1,000,000  ROSEVILLE CA JOINT UNION HIGH SCHOOL DISTRICT SERIES B
                  (PROPERTY TAX REVENUE LOC)^                                          4.29         08/01/2015           658,940
       2,000,000  ROSEVILLE CA SPECIAL TAX REFUNDING BOND-NORTH ROSEVILLE
                  COMMUNITY (OTHER REVENUE, AMBAC INSURED)                             4.25         09/01/2023         1,915,120
       1,180,000  SANTA ANA CA UNIVERSITY SCHOOL SPECIAL TAX-COMMUNITY
                  FACILITIES DISTRICT NUMBER 2004-1 (SPECIAL TAX REVENUE)              4.95         09/01/2025         1,142,205
         250,000  SANTA ANA CA UNIVERSITY SCHOOL SPECIAL TAX-COMMUNITY
                  FACILITIES DISTRICT NUMBER 2004-1 (SPECIAL TAX REVENUE)              5.05         09/01/2030           241,465
         320,000  SANTA ANA CA UNIVERSITY SCHOOL SPECIAL TAX-COMMUNITY
                  FACILITIES DISTRICT NUMBER 2004-1 (SPECIAL TAX REVENUE)              5.10         09/01/2035           310,154
       3,000,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                             5.50         03/01/2008         3,030,660
       1,035,000  TEMECULA VALLEY CA UNIVERSITY SCHOOL DISTRICT COMMUNITY
                  FACILITIES SPECIAL TAX NUMBER 02 2 (SPECIAL TAX REVENUE)             5.00         09/01/2025         1,028,500

                                                                                                                      32,793,588
                                                                                                                   -------------

COLORADO - 4.45%
       3,300,001  ADAMS COUNTY CO REFUNDING BOND PUBLIC SERVICE COLORADO
                  PROJECT SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES,
                  MBIA INSURED)                                                        4.38         09/01/2017         3,351,711
       3,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY BROMLEY
                  EAST PROJECT SERIES A (LEASE REVENUE)@                               7.25         09/15/2030         3,535,440
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY COLORADO
                  LUTHERAN HIGH SCHOOL ASSOCIATION PROJECT SERIES A OTHER
                  REVENUE)                                                             7.63         06/01/2034         1,058,940
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER
                  ARTS SCHOOL PROJECT (EDUCATIONAL FACILITIES REVENUE)                 8.00         05/01/2034         1,068,170
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY HERITAGE
                  CHRISTIAN SCHOOL SERIES A (OTHER REVENUE)                            7.50         06/01/2034         1,107,250
       1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                  LEADERSHIP PREP ACADEMY (LEASE REVENUE)                              7.88         05/01/2027           885,830
       5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR
                  LIEN SERIES B (TOLL ROAD REVENUE LOC)^                               4.42         09/01/2016         3,102,000
       2,240,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
                  APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                    4.07         06/15/2016         1,881,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLORADO (CONTINUED)
$      1,100,000  PINEY CREEK METROPOLITAN DISTRICT COLORADO   (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       5.50%        12/01/2035     $   1,085,557

                                                                                                                      17,076,789
                                                                                                                   -------------

CONNECTICUT - 0.46%
       1,500,000  CONNECTICUT TRANSPORTATION INFRASTRUCTURE SERIES B   (FUEL
                  SALES TAX REVENUE)                                                   6.50         10/01/2012         1,767,660
                                                                                                                   -------------

DISTRICT OF COLUMBIA - 0.94%
       1,035,000  DISTRICT COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                  (EXCISE TAX REVENUE)                                                 6.50         05/15/2033         1,217,388
       1,710,000  DISTRICT COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                  (EXCISE TAX REVENUE)                                                 6.75         05/15/2040         1,896,356
         270,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                  CORPORATION (EXCISE TAX REVENUE)                                     5.38         05/15/2010           284,939
         175,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                  CORPORATION (EXCISE TAX REVENUE)                                     5.70         05/15/2012           188,949

                                                                                                                       3,587,632
                                                                                                                   -------------

FLORIDA - 3.18%
       1,000,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                  HOUSING FUNDING (HEALTHCARE FACILITIES REVENUE LOC)@+/-              4.35         12/01/2028         1,000,000
         420,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 4.50         06/01/2011           433,377
       2,000,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A
                  (OTHER REVENUE)                                                     10.00         10/01/2033         2,166,680
         315,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
                  REVENUE LOC)+/-                                                      4.75         12/01/2015           331,629
       1,400,000  MADISON COUNTY FL FIRST MORTGAGE TWIN OAKS PROJECT SERIES A
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS)                              6.00         07/01/2025         1,382,472
       1,835,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI
                  MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE)                       6.00         11/15/2007         1,905,849
       1,500,000  MIAMI FL DADE COUNTY HOUSING FINANCING AUTHORITY SERIES A1
                  (HOUSING REVENUE, GNMA INSURED)                                      5.30         10/01/2036         1,584,000
         430,000  PINELLAS COUNTY FL HFA MULTI COUNTY PROGRAM SUBSERIES A-4
                  (HOUSING REVENUE)                                                    5.50         03/01/2036           432,688
       3,035,000  PINELLAS COUNTY FL HOUSING AUTHORITY BOND-PALM LAKE VILLAGE
                  APARTMENTS (HOUSING REVENUE, FNMA INSURED)@                          4.35         11/01/2035         2,962,676

                                                                                                                      12,199,371
                                                                                                                   -------------

GEORGIA - 11.48%
       4,930,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX
                  REVENUE LOC)                                                         6.25         07/01/2020         5,911,070
       3,000,000  ATLANTA GA SERIES A (AIRPORT REVENUE LOC)@                           5.50         01/01/2010         3,289,590
       3,070,000  ATLANTA GA SERIES C (AIRPORT REVENUE LOC)                            6.25         01/01/2014         3,388,727
         225,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                  ESTATES PROJECT SERIES A (HOUSING REVENUE)                           5.88         05/01/2007           220,165
       1,675,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                  ESTATES PROJECT SERIES A (HOUSING REVENUE)                           6.38         05/01/2017         1,492,609
       2,965,000  ATLANTA URBAN RESIDENTIAL FINANCE AUTHORITY EVERGREEN VILLAGE
                  ESTATES PROJECT SERIES A (HOUSING REVENUE)                           6.50         05/01/2027         2,505,722
       2,995,000  COLQUITT COUNTY GA DEVELOPMENT AUTHORITY ZERO COUPON SERIES A
                  (HEALTHCARE FACILITIES REVENUE)^                                     4.64         12/01/2021         1,426,548
       4,595,000  COLQUITT COUNTY GA DEVELOPMENT AUTHORITY ZERO COUPON
                  SUBSERIES C   (HEALTHCARE FACILITIES REVENUE LOC)^                   4.62         12/01/2021         2,188,644
       6,435,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
                  ROAD APARTMENTS (HOUSING REVENUE, FNMA INSURED)@                     5.00         10/01/2032         6,495,553
       2,365,000  FAYETTE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^        4.44         03/01/2018         1,919,316
       1,340,000  FAYETTE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)^        4.50         03/01/2019         1,086,164

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
GEORGIA (CONTINUED)
$          5,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  (ELECTRIC REVENUE LOC)@                                              6.50%        01/01/2017     $       5,976
         450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                  (ELECTRIC REVENUE LOC)                                               6.50         01/01/2017           537,120
       4,300,000  GEORGIA STATE SERIES B (TAX INCREMENTAL REVENUE)                     6.25         03/01/2011         4,902,430
       1,000,000  GEORGIA STATE SERIES E (TAX INCREMENTAL REVENUE)                     6.75         12/01/2012         1,201,280
       2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES
                  A (UTILITIES REVENUE LOC)                                            5.25         01/01/2014         2,206,660
      11,000,000  WASHINGTON GA WILKES PAYROLL DEVELOPMENT AUTHORITY SUBSERIES
                  C (HEALTHCARE FACILITIES REVENUE LOC)^                               4.64         12/01/2021         5,239,410

                                                                                                                      44,016,984
                                                                                                                   -------------

ILLINOIS - 3.32%
       2,740,000  AURORA IL SERIES B (TAX INCREMENTAL REVENUE)                         5.85         12/30/2013         2,769,153
         500,000  CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE)                       5.38         07/01/2013           539,075
         455,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       8.75         12/01/2017           570,270
         545,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       8.70         12/01/2018           686,068
         570,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       8.50         12/01/2019           714,067
       1,670,000  ILLINOIS FINANCE AUTHORITY ADVENTIST HEALTH SYSTEM SUNBELT
                  OBLIGATED GROUP (HEALTHCARE FACILITIES REVENUE)                      5.50         11/15/2029         1,730,087
         410,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                  PROJECT SERIES A (LEASE REVENUE)                                     5.25         12/01/2012           417,564
       2,330,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
                  PROJECT SERIES A (LEASE REVENUE)                                     6.13         12/01/2022         2,471,711
         450,000  ILLINOIS HEALTH FACILITIES AUTHORITY CONDELL MEDICAL CENTER
                  (HEALTHCARE FACILITIES REVENUE)                                      7.00         05/15/2022           494,793
       1,290,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR (HOUSING
                  REVENUE LOC)                                                         5.00         07/01/2025         1,299,791
       1,535,000  WILL COUNTY IL COMMUNITY SCHOOL DISTRICT NUMBER 161 SUMMIT
                  HILL CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)^                4.29         01/01/2015         1,036,432

                                                                                                                      12,729,011
                                                                                                                   -------------

IOWA - 0.22%
         750,000  IOWA FINANCE AUTHORITY (HEALTHCARE FACILITIES REVENUE)@              6.75         02/15/2013           859,418
                                                                                                                   -------------

KANSAS - 2.04%
         470,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                  HARTFORD (HEALTHCARE FACILITIES REVENUE LOC)                         6.13         04/01/2012           524,271
         500,000  MANHATTAN KS COMMERCIAL DEVELOPMENT REVENUE HOLIDAY INN
                  SUBSERIES B (LEASE REVENUE)                                         11.00         07/01/2016           787,660
         985,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
                  SERIES A-5 (HOUSING REVENUE LOC)+/-                                  4.00         12/01/2036         1,052,029
       1,510,000  SEDGWICK & SHAWNEE COUNTIES KANSAS SINGLE FAMILY REVENUE
                  GOVERNMENT NATIONAL MARTGAGE ASSOCIATION (SINGLE FAMILY
                  HOUSING REVENUE LOC)+/-                                              6.50         12/01/2022         1,568,090
       3,800,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE)                         4.75         12/01/2016         3,873,492

                                                                                                                       7,805,542
                                                                                                                   -------------

LOUISIANA - 2.67%
       6,550,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
                  CORRECTIONAL FACILITIES PROJECT (OTHER REVENUE)                      6.25         03/01/2019         6,771,193
       1,150,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A
                  (AIRPORT REVENUE)                                                    5.00         09/01/2007         1,153,899

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
LOUISIANA (CONTINUED)
$        175,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES C
                  (AIRPORT REVENUE)                                                    5.00%        09/01/2007     $     175,593

                                                                                                                       8,100,685
                                                                                                                   -------------

MARYLAND - 0.27%
       1,000,000  MARYLAND STATE INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY OUR
                  LADY OF GOOD COUNSEL (GENERAL OBLIGATION - SCHOOL DISTRICTS)         6.00         05/01/2035         1,025,800
                                                                                                                   -------------

MASSACHUSETTS - 3.40%
       3,000,000  COMMONWEALTH OF MASSACHUSETTS CONSUMER LOAN SERIES B (OTHER
                  REVENUE)                                                             5.25         06/01/2010         3,255,570
       3,385,000  MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GENERAL
                  TRANSPORTATION SYSTEM SERIES A (TRANSPORTATION REVENUE LOC)          7.00         03/01/2014         4,088,234
       2,000,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY WGBH EDUCATIONAL
                  FOUNDATION SERIES A (OTHER REVENUE LOC)                              5.38         01/01/2042         2,137,080
       3,000,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                  SUBSERIES A (WATER REVENUE)                                          6.00         08/01/2017         3,570,540

                                                                                                                      13,051,424
                                                                                                                   -------------

MICHIGAN - 0.95%
       1,350,000  DICKINSON COUNTY MI (HEALTHCARE FACILITIES REVENUE LOC)              5.50         11/01/2013         1,435,495
         650,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ST JOHN HOSPITAL &
                  MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                   6.00         05/15/2010           719,537
       1,500,000  SUMMIT ACADEMY NORTH MI PUBLIC SCHOOL ACADEMY (OTHER REVENUE)        5.50         11/01/2035         1,471,800

                                                                                                                       3,626,832
                                                                                                                   -------------

MINNESOTA - 1.05%
         750,000  BUFFALO MN HOUSING & REDEVELOPMENT AUTHORITY PUBLIC FACILITY
                  LEASE REVENUE - WILD MARSH GOLF COURSE (LEASE REVENUE)               4.50         05/01/2027           728,775
         500,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  SERIES B (AIRPORT REVENUE LOC)                                       6.00         01/01/2011           547,875
         700,000  ST. PAUL MN PORT AUTHORITY LEASE REVENUE (LEASE REVENUE)             5.00         05/01/2010           706,475
         500,000  STILLWATER MN HEALTH CARE REVENUE (NURSING HOME REVENUE)             4.50         06/01/2028           475,405
       1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A (OTHER
                  REVENUE)                                                             7.50         12/01/2031         1,558,125

                                                                                                                       4,016,655
                                                                                                                   -------------

MISSISSIPPI - 0.59%
       2,140,000  MISSISSIPPI HOME COROPORATION SINGLE FAMILY REVENUE
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   (SINGLE FAMILY
                  HOUSING REVENUE LOC)+/-                                              6.35         06/01/2030         2,255,303
                                                                                                                   -------------

MISSOURI - 2.76%
       1,000,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT
                  (TAX INCREMENTAL REVENUE)                                            5.20         04/15/2020         1,002,210
       3,500,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION   (TOLL
                  ROAD REVENUE)                                                        5.25         12/01/2014         3,531,255
       2,000,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                  AUTHORITY REVOLVING FUND PROGRAM SERIES B (WATER REVENUE)            5.50         07/01/2016         2,274,960
       3,700,000  SAINT CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTS
                  (HOUSING REVENUE)@+/-                                                5.00         02/01/2029         3,776,553

                                                                                                                      10,584,978
                                                                                                                   -------------

MONTANA - 0.13%
         500,000  MONTANA FACILITY FINANCE AUTHORITY MASTER LIEN PROGRAM MARIAS
                  MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE)              5.00         01/01/2028           505,500
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
NEVADA - 1.32%
$      5,000,000  NEVADA MUNICIPAL BOND BOOK PROJECT NUMBERS 49 & 50
                  (PROPERTY TAX REVENUE LOC)@                                          5.50%        11/01/2025     $   5,061,500
                                                                                                                   -------------

NEW HAMPSHIRE - 1.19%
         430,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                  APPRECIATION SERIES B (OTHER REVENUE LOC)^                           5.53         01/01/2019           208,692
       1,200,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                  APPRECIATION SERIES B (OTHER REVENUE LOC)^                           5.69         01/01/2025           407,436
       1,465,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                  APPRECIATION SERIES B (OTHER REVENUE LOC)^                           5.73         01/01/2026           466,588
       2,040,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                  APPRECIATION SERIES B (OTHER REVENUE LOC)^                           5.77         01/01/2027           608,981
       2,195,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                  APPRECIATION SERIES B (OTHER REVENUE LOC)^                           5.80         01/01/2028           615,017
       1,135,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY SOUTH
                  NEW HAMPSHIRE MEDICAL CENTER (NURSING HOME REVENUE, RADIAN
                  INSURED)                                                             5.00         10/01/2014         1,209,490
       1,000,000  NEW HAMPSHIRE HEALTH & FACILITIES AUTHORITY SOUTH NEW
                  HAMPSHIRE MEDICAL CENTER-A (HEALTH FACILITIES FINANCING
                  AUTHORITY REVENUE, RADIAN INSURED)                                   5.00         10/01/2028         1,047,230

                                                                                                                       4,563,434
                                                                                                                   -------------

NEW JERSEY - 2.64%
       2,000,000  MIDDLESEX COUNTY NJ IMPROVEMENT AUTHORITY HELDRICH CENTER
                  HOTEL SUBSERIES B (TAX INCREMENTAL REVENUE)                          6.25         01/01/2037         1,987,800
       1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (EXCISE TAX REVENUE)                                                 5.75         06/15/2029         1,063,230
       2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  (EXCISE TAX REVENUE)                                                 5.75         06/15/2034         2,116,260
       1,475,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL
                  HEALTH SYSTEM OBLIGATED GROUP (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.13         07/01/2012         1,522,333
       1,000,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
                  SYSTEM SERIES B (TRANSPORTATION REVENUE LOC)@                        6.00         12/15/2011         1,142,850
         275,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY (EXCISE
                  TAX REVENUE)                                                         5.50         06/01/2011           293,568
         410,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY (EXCISE
                  TAX REVENUE)                                                         7.00         06/01/2041           489,322
       1,400,000  UNION COUNTY NJ POLLUTION CONTROL FINANCING AUTHORITY
                  AMERICAN CYANAMID COMPANY (INDUSTRIAL DEVELOPMENT REVENUE)           5.80         09/01/2009         1,488,284

                                                                                                                      10,103,647
                                                                                                                   -------------

NEW MEXICO - 0.64%
       2,500,000  SANDOVAL COUNTY NM INCENTIVE PAYMENT (OTHER REVENUE)                 4.38         06/01/2020         2,456,025
                                                                                                                   -------------

NEW YORK - 10.98%
       1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY
                  TAX REVENUE LOC)                                                     5.45         01/15/2015         1,124,590
         260,000  NASSAU COUNTY NY IDA (INDUSTRIAL DEVELOPMENT REVENUE)                6.88         07/01/2010           274,633
       2,000,000  NEW YORK NY IDA NEW YORK INSTITUTION OF TECHNOLOGY PROJECT
                  (COLLEGE AND UNIVERSITY REVENUE LOC)                                 5.25         03/01/2018         2,179,160
       1,230,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A-1 (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 6.88         07/01/2010         1,263,210
       2,025,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY PREREFUNDED
                  SERIES B (WATER REVENUE)@                                            6.00         06/15/2010         2,285,678
       1,500,000  NEW YORK NY SERIES B (PROPERTY TAX REVENUE)                          5.75         08/01/2015         1,672,545
       1,000,000  NEW YORK NY SERIES C (PROPERTY TAX REVENUE)                          5.50         09/15/2019         1,087,860
       1,020,000  NEW YORK NY SERIES H (PROPERTY TAX REVENUE)                          5.75         03/15/2013         1,126,355
       3,005,000  NEW YORK NY SERIES O (PROPERTY TAX REVENUE, CIFG INSURED)            5.00         06/01/2022         3,172,228
         350,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX (TAX
                  REVENUE)+/-                                                          5.25         02/01/2029           377,087
       1,000,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX SECURED
                  SERIES C (SALES TAX REVENUE)@                                        5.88         11/01/2017         1,120,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
NEW YORK (CONTINUED)
$      1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                  FACILITIES (COLLEGE & UNIVERSITY REVENUE)                            5.00%        11/01/2014     $   1,062,690
       1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                  SERIES A (OTHER REVENUE LOC)                                         5.63         07/01/2016         1,137,940
       2,800,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH SERVICES
                  FACILITIES IMPROVEMENT SERIES B (HEALTHCARE FACILITIES
                  REVENUE)                                                             6.00         08/15/2016         3,239,320
       1,000,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                  ACTIVITIES OF DAILY LIVING FACILITIES SERIES C (LEASE
                  REVENUE LOC)                                                         5.75         05/15/2016         1,157,730
       2,500,000  NEW YORK STATE DORMITORY AUTHORITY STATE UNIVERSITY
                  EDUCATIONAL FACILITIES SERIES A (OTHER REVENUE)                      5.50         05/15/2019         2,832,975
       2,810,000  NEW YORK STATE DORMITORY AUTHORITY UNREFUNDED BALANCE
                  DEPARTMENT HEALTH (HEALTHCARE FACILITIES REVENUE)@                   5.75         07/01/2006         2,925,350
       5,350,000  NEW YORK STATE LOCAL GOVERNMENT ASSISTANCE CORPORATION SERIES E
                  (SALES TAX REVENUE LOC)                                              6.00         04/01/2014         6,173,151
         200,000  NEW YORK STATE URBAN DEVELOPMENT CORPORATION SERIES C
                  (OTHER REVENUE)@                                                     4.00         01/01/2020           202,926
       1,710,000  SCHENECTADY NY BOARD ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                             5.25         05/26/2006         1,706,375
       1,000,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
                  (EXCISE TAX REVENUE)                                                 5.25         06/01/2014         1,060,080
       3,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
                  (OTHER REVENUE)                                                      5.50         06/01/2015         3,775,485
       1,000,000  TOMPKINS COUNTY NY IDA CIVIC FACILITIES CORNELL UNIVERSITY
                  LAKE (LEASE REVENUE LOC)@                                            5.63         07/01/2010         1,113,270

                                                                                                                      42,071,468
                                                                                                                   -------------

NORTH CAROLINA - 0.73%
       1,750,000  NORTH CAROLINA MEDICAL CARE COMMISSION ARC PROJECTS SERIES A
                  (HEALTHCARE FACILITIES REVENUE)                                      5.80         10/01/2034         1,796,882
       1,000,000  NORTH CAROLINA MEDICAL CARE COMMISSION HEALTH CARE HOUSING
                  PROJECT SERIES A (HEALTHCARE FACILITIES REVENUE)                     4.65         10/01/2014           996,430

                                                                                                                       2,793,312
                                                                                                                   -------------

NORTH DAKOTA - 0.79%
       1,505,000  NORTH DAKOTA STATE HFA REVENUE (HOUSING REVENUE)                     4.40         01/01/2013         1,514,015
       1,515,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                  (RECREATIONAL FACILITIES REVENUE)                                    6.30         11/15/2010         1,512,637

                                                                                                                       3,026,652
                                                                                                                   -------------

OHIO - 1.67%
       3,800,000  MEDINA COUNTY OH CAMELOT PLACE LIMITED SERIES A (HOUSING
                  REVENUE)                                                             8.38         10/01/2023         3,832,832
       2,500,000  MIAMI COUNTY OH UPPER VALLEY MEDICAL CENTER SERIES A
                  (HEALTHCARE FACILITIES REVENUE)                                      6.25         05/15/2016         2,579,550

                                                                                                                       6,412,382
                                                                                                                   -------------

OKLAHOMA - 0.69%
         700,000  HINTON OK HINTON PUBLIC SCHOOLS PROJECT (LEASE REVENUE)              4.38         09/01/2013           699,608
         925,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND
                  (HOUSING REVENUE)                                                    6.80         09/01/2026           963,351
         930,000  OKLAHOMA HOUSING FUNDING AGENCY SINGLE FAMILY REVENUE BOND
                  (HOUSING REVENUE)                                                    6.55         03/01/2029           969,246

                                                                                                                       2,632,205
                                                                                                                   -------------

OTHER - 0.53%
       1,000,000  GMAC MUNICIPAL MORTGAGE TRUST++                                      5.30         10/31/2039         1,017,960
       1,000,000  GMAC MUNICIPAL MORTGAGE TRUST++                                      4.80         10/31/2040         1,012,310

                                                                                                                       2,030,270
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
PENNSYLVANIA - 2.85%
$      2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                  SERIES A (LEASE REVENUE)                                             7.50%        12/15/2029     $   2,314,164
       1,125,000  ALLEGHENY COUNTY PA RDA PITTSBURGH MILLS PROJECT (TAX
                  REVENUE)@+/-                                                         5.10         07/01/2014         1,160,977
         925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                  GOVERNMENT SERIES C (OTHER REVENUE, AMBAC INSURED)                   7.75         07/01/2027         1,305,055
         500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                  OBLIGATED GROUP (HEALTHCARE FACILITIES REVENUE)                      5.80         11/01/2012           489,200
       1,500,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY COLVER
                  PROJECT SERIES F (GENERAL OBLIGATION - SCHOOL DISTRICTS,
                  AMBAC INSURED)                                                       4.63         12/01/2018         1,528,335
       1,880,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  ALLEGHENY DELAWARE VALLEY SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.70         11/15/2011         2,076,498
       2,000,000  PITTSBURGH PA REDEVELOPMENT AGENCY LOS MEDANOS COMMUNITY
                  DEVELOPMENT PROJECT (PROPERTY TAX REVENUE LOC)^                      4.60         08/01/2019         1,065,980
       1,000,000  PITTSBURGH PA SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE,
                  MBIA INSURED)%%                                                      4.38         09/01/2024           987,920

                                                                                                                      10,928,129
                                                                                                                   -------------

PUERTO RICO - 1.41%
       1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)             5.65         07/01/2015         1,146,420
         400,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE
                  LOC)                                                                 5.00         12/01/2017           423,900
       1,500,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES B
                  (TOLL ROAD REVENUE LOC)@                                             5.75         07/01/2019         1,678,110
       1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                     5.00         02/01/2010         1,056,371
       1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
                  (STATE & LOCAL GOVERNMENTS)                                          5.50         10/01/2017         1,103,340

                                                                                                                       5,408,141
                                                                                                                   -------------

SOUTH CAROLINA - 3.78%
       3,060,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE LOC)^                                    8.72         01/01/2014         1,513,354
       1,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.56         01/01/2015           460,450
       5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.59         01/01/2027           836,900
         400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.59         01/01/2028            61,552
      10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.49         01/01/2032         1,168,101
       2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.09         01/01/2038           193,975
       1,650,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                  EQUITY (EDUCATIONAL FACILITIES REVENUE)@                             6.00         12/01/2012         1,912,432
       1,350,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT BUILDING
                  EQUITY (EDUCATIONAL FACILITIES REVENUE)@                             6.00         12/01/2021         1,523,327
       1,000,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY BENEDICT
                  COLLEGE (COLLEGE & UNIVERSITY REVENUE LOC)                           5.75         07/01/2017         1,102,860
       2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE)                      6.88         08/01/2027         2,274,520
       2,400,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE)               7.80         07/01/2009         2,541,120
         900,000  YORK SC BOWATER INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 7.63         03/01/2006           911,034

                                                                                                                      14,499,625
                                                                                                                   -------------

SOUTH DAKOTA - 1.66%
       2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND   (OTHER
                  REVENUE)                                                             5.50         05/01/2019         1,975,420
         605,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION           7.00         11/01/2013           643,575
       1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION           7.00         11/01/2023         1,366,020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
SOUTH DAKOTA (CONTINUED)
$        275,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES
                  REVENUE)                                                             4.75%        04/01/2010     $     281,770
         285,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES
                  REVENUE)                                                             5.00         04/01/2011           294,753
         300,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES
                  REVENUE)                                                             5.25         04/01/2012           313,509
         320,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A (UTILITIES
                  REVENUE)                                                             5.25         04/01/2013           333,277
         420,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM MCELEEG PROJECT SERIES B (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.00         04/01/2014           428,748
         685,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM MIDSTATES PRINT SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.50         04/01/2018           711,441

                                                                                                                       6,348,513
                                                                                                                   -------------

TENNESSEE - 1.01%
       1,360,000  MEMPHIS TN HEALTH EDUCATION & HOUSING FACILITY BOARD PRESCOTT
                  PLACE APARTMENTS PROJECT (OTHER REVENUE, FNMA INSURED)@              4.65         05/01/2038         1,313,094
       2,500,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD
                  PRESCOTT PLACE APARTMENTS PROJECT (OTHER REVENUE, FNMA
                  INSURED)@                                                            5.13         05/01/2038         2,542,600

                                                                                                                       3,855,694
                                                                                                                   -------------

TEXAS - 6.32%
       1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                  (SALES TAX REVENUE, MBIA INSURED)                                    5.00         08/15/2034         1,081,770
       5,100,000  AUSTIN TX SERIES 1 (AIRPORT REVENUE, FIRST SECURITY BANK
                  LOC)@+/-                                                             2.55         11/15/2025         5,100,000
       1,220,000  BRAZOS TX RIVER AUTHORITY (WATER REVENUE, FGIC INSURED)              5.65         04/01/2023         1,322,212
       1,750,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        5.40         04/01/2030         1,771,455
       3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)@                                                        5.50         02/15/2025         3,269,250
       1,350,000  LOWER COLORADO RIVER AUTHORITY TX SAMSUNG AUSTIN
                  SEMICONDUCTOR (POLLUTION CONTROL REVENUE)                            6.95         04/01/2030         1,517,089
       8,415,000  LUBBOCK TX HOUSING FINANCE CORPORATION CAPITAL APPRECIATION^         4.26         10/01/2015         5,519,987
         500,000  RED RIVER TX HOECHST CELANESE CORPORATION PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     5.20         05/01/2007           502,330
       1,055,000  SAN ANTONIO TX SUB LIEN PASSENGER FACILITY (AIRPORT REVENUE
                  LOC)                                                                 5.75         07/01/2017         1,156,702
       1,000,000  TEXAS WATER DEVELOPMENT BOARD STATE REVOLVING FUND SENIOR
                  LIEN SERIES A (OTHER REVENUE)                                        4.75         07/15/2020         1,023,020
       1,735,000  TRAVIS COUNTY TX LIMITED TAX (PROPERTY TAX REVENUE)                  5.50         03/01/2016         1,962,823

                                                                                                                      24,226,638
                                                                                                                   -------------

UTAH - 0.12%
         470,000  EAGLE MOUNTAIN UT (OTHER REVENUE)                                    5.90         12/15/2007           470,357
                                                                                                                   -------------

WASHINGTON - 0.49%
       1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT (WATER REVENUE)               4.75         12/01/2013         1,237,980
         615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
                  PROJECT A (OTHER REVENUE)                                            5.35         07/01/2014           626,624

                                                                                                                       1,864,604
                                                                                                                   -------------

WISCONSIN - 5.16%
       6,960,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                  REVENUE)                                                             6.00         06/01/2017         7,555,289
         445,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY
                  VILLAGE HOUSING INCORPORATED (HOUSING REVENUE)                       5.00         04/01/2016           478,072
       2,000,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REVENUE SCIENCE
                  EDUCATION CONSORTIUM PROJECT SERIES A (ECONOMIC DEVELOPMENT
                  REVENUE)                                                             5.75         08/01/2035         1,930,760
         520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.35         12/01/2010           532,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$        390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.50%        12/01/2011     $     400,097
       2,800,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE LOC)                                     5.50         12/15/2016         3,189,816
         500,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE)         4.25         10/01/2017           499,070
       1,125,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE)         4.50         10/01/2019         1,133,111
       1,600,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE)         5.25         10/01/2020         1,737,360
         645,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE)         4.70         10/01/2021           653,121
         205,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY AGNESIAN
                  HEALTHCARE INCORPORATED (HEALTHCARE FACILITIES REVENUE)              5.10         07/01/2008           213,251
         500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BLOOD
                  CENTER SOUTHEASTERN PROJECT (HEALTHCARE FACILITIES REVENUE)          5.75         06/01/2034           529,980
         866,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MARSHFIELD CLINIC SERIES B (HEALTHCARE FACILITIES REVENUE)           6.25         02/15/2010           939,290

                                                                                                                      19,791,369
                                                                                                                   -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $345,529,722)                                                                    362,247,455
                                                                                                                   -------------

SHARES

SHORT-TERM INVESTMENTS - 0.69%
       2,624,227  WELLS FARGO ADVANTAGE MONEY MARKET TRUST SWEEP~#                                                     2,624,227
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,624,227)                                                                         2,624,227
                                                                                                                   -------------
PRINCIPAL

COMMERCIAL PAPER - 1.44%
       4,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)              3.40         01/24/2006         4,000,000
       1,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)              3.55         01/26/2006         1,500,000

TOTAL COMMERCIAL PAPER (COST $5,500,000)                                                                               5,500,000
                                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $359,465,610)*                                      98.13%                                                   $ 376,138,453

OTHER ASSETS AND LIABILITIES, NET                          1.87                                                        7,177,379
                                                        -------                                                    -------------

TOTAL NET ASSETS                                         100.00%                                                   $ 383,315,832
                                                        -------                                                    -------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,624,227.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 93.35%

ALASKA - 1.75%
$        710,000  ALASKA ENERGY AUTHORITY FSA INSURED (ELECTRIC REVENUE LOC)           7.00%      07/01/2009      $    768,504
       1,250,000  ALASKA STUDENT LOAN CORPORATION                                      5.00       06/01/2011         1,335,988

                                                                                                                     2,104,492
                                                                                                                  ------------

ARIZONA - 1.24%
       1,350,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY
                  SERIES B (PROPERTY TAX REVENUE)                                      7.10       07/01/2008         1,487,174
                                                                                                                  ------------

ARKANSAS - 0.61%
         750,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                  LABORATORY AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)         3.90       12/01/2024           734,925
                                                                                                                  ------------

CALIFORNIA - 0.46%
         500,000  SANTA CLARA CA REDEVELOPMENT AGENCY BAYSHORE NORTH PROJECT
                  AMBAC INSURED (TAX REVENUE LOC)                                      7.00       07/01/2010           552,520
                                                                                                                  ------------

COLORADO - 9.29%
         621,000  BOWLES CO METROPOLITAN DISTRICT PREREFUNDED 12/01/05 @ 102
                  (PROPERTY TAX REVENUE)@                                              7.75       12/01/2005           637,413
         160,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL-RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)                    5.85       06/01/2008           155,496
       1,285,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
                  CHARTER SCHOOL PROJECT ESCROWED TO MATURITY (LEASE REVENUE)          5.25       12/01/2011         1,364,143
       1,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                  INITIATIVES SERIES A (HEALTHCARE FACILITIES REVENUE)                 5.50       12/01/2008         1,064,970
         260,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
                  (HEALTHCARE FACILITIES REVENUE)                                      6.00       12/01/2006           265,515
         455,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
                  (HEALTHCARE FACILITIES REVENUE)                                      6.25       12/01/2010           502,197
         410,000  COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL STEAMBOAT
                  SPRINGS HEALTH   (HEALTHCARE FACILITIES REVENUE)                     5.30       09/15/2009           418,454
         100,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE
                  APARTMENTS PROJECT   (HOUSING REVENUE LOC)@+/-                       2.75       02/15/2028           100,000
       1,000,000  COLORADO STATE CO STUDENT OBLIGATION BOND AUTHORITY STUDENT
                  LOAN SERIES II-B GSL INSURED (HIGHER EDUCATION FACILITIES
                  AUTHORITY REVENUE LOC)                                               6.20       12/01/2008         1,022,210
         385,000  COUNTY OF BOULDER CO DEVELOPMENT OF LONGMONT UNITED HOSPITAL
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                              5.00       12/01/2005           385,878
         620,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
                  INSURED (HEALTHCARE FACILITIES REVENUE LOC)                          5.00       12/01/2008           647,509
         650,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
                  INSURED (HEALTHCARE FACILITIES REVENUE LOC)                          5.50       12/01/2009           696,085
         460,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN
                  INSURED (HEALTHCARE FACILITIES REVENUE LOC)                          5.50       12/01/2010           498,047
         770,000  DENVER CITY & COUNTY CO ESCROWED TO MATURITY (HOUSING
                  REVENUE)                                                             7.00       08/01/2010           849,972
       1,350,000  DENVER CITY & COUNTY CO SERIES A AMBAC INSURED (AIRPORT
                  REVENUE LOC)                                                         4.90       11/15/2008         1,407,470
         305,000  DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE
                  SERIES A                                                             5.25       12/01/2005           305,912
         775,000  HIGHLANDS RANCH COM METROPOLITAN DISTRICT #2 FSA INSURED
                  (PROPERTY TAX REVENUE LOC)                                           6.50       06/15/2009           862,970

                                                                                                                    11,184,241
                                                                                                                  ------------

DISTRICT OF COLUMBIA - 0.26%
         300,000  DISTRICT OF COLUMBIA SERIES B-1 AMBAC INSURED (PROPERTY TAX
                  REVENUE LOC)                                                         5.50       06/01/2008           317,640
                                                                                                                  ------------

FLORIDA - 5.22%
         945,000  BOYNTON BEACH FL FGIC INSURED (WATER REVENUE LOC)                    5.00       11/01/2012           999,980
         130,000  BRADFORD COUNTY FL SANTA FE HEALTHCARE FACILITIES PROJECT
                  ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE)                 6.00       11/15/2009           137,116

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
FLORIDA (CONTINUED)
$      1,475,000  BROWARD COUNTY FL SERIES B AMBAC INSURED (WATER REVENUE LOC)         5.00%      10/01/2008      $  1,554,326
         540,000  FLORIDA STATE DEPARTMENT OF CORRECTIONS (JAIL FACILITIES
                  REVENUE)                                                             3.40       11/15/2010           533,412
         750,000  FLORIDA STATE DEPARTMENT OF CORRECTIONS (JAIL FACILITIES
                  REVENUE)                                                             4.00       11/15/2015           738,465
         980,000  HILLSBOROUGH COUNTY FL ESCROWED TO MATURITY (SEWER REVENUE)          6.20       12/01/2008         1,021,973
         500,000  MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A MBIA INSURED
                  (LEASE REVENUE LOC)@                                                 5.00       08/01/2027           524,585
         735,000  PINELLAS COUNTY FL HOUSING FINANCIAL AUTHORITY SINGLE FAMILY
                  HOUSING REVENUE AMOUNT MULTI COUNTY PROGRAM SERIES A-1 GNMA
                  INSURED (HOUSING REVENUE LOC)                                        5.50       09/01/2035           774,800

                                                                                                                     6,284,657
                                                                                                                  ------------

GEORGIA - 0.08%
          95,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES V
                  (ELECTRIC REVENUE LOC)                                               6.40       01/01/2007            98,937
                                                                                                                  ------------

HAWAII - 0.86%
       1,000,000  HAWAII STATE HOUSING & COMMUNITY DEVELOPMENT CORPORATION
                  SINGLE FAMILY MORTGAGE PURCHASE REVENUE SERIES A FNMA
                  INSURED (SINGLE FAMILY HOUSING REVENUE LOC)                          5.00       07/01/2036         1,040,810
                                                                                                                  ------------

ILLINOIS - 10.76%
       1,050,000  AURORA IL TAX INCREMENTAL REVENUE (TAX ALLOCATION REVENUE)           5.00       12/30/2010         1,064,427
       1,820,000  BERWYN ILLINOIS AMBAC INSURED (PROPERTY TAX REVENUE LOC)             5.00       11/15/2010         1,906,159
       3,000,000  CHICAGO IL BOARD EDUCATION (PROPERTY TAX REVENUE, AMBAC
                  INSURED)@+/-                                                         2.79       12/01/2021         3,000,000
         700,000  CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER
                  CHICAGO IL CAPITAL IMPROVEMENT BONDS (PROPERTY TAX REVENUE)          6.90       01/01/2007           721,021
         835,000  ILLINOIS HEALTH FACILITIES AUTHORITY LUTHERAN GENERAL HEALTH
                  SYSTEMS SERIES A FSA INSURED ESCROWED TO MATURITY
                  (HEALTHCARE FACILITIES REVENUE LOC)                                  6.13       04/01/2012           910,417
         500,000  ILLINOIS HEALTH FACILITIES AUTHORITY METHODIST MEDICAL CENTER
                  MBIA INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)     5.50       11/15/2010           535,130
         800,000  NORTH CHICAGO IL FGIC INSURED (PROPERTY TAX REVENUE LOC)             5.75       01/01/2010           875,136
         500,000  SOUTHERN ILLINOIS UNIVERSITY REVENUE HOUSING & AUXILIARY
                  FACILITIES SYSTEM MBIA INSURED (COLLEGE AND UNIVERSITY
                  REVENUE LOC)^                                                        2.80       04/01/2006           493,060
         250,000  SPRINGFIELD IL WATER REVENUE (WATER & WASTEWATER AUTHORITY
                  REVENUE)                                                             5.00       03/01/2008           258,357
       3,000,000  STATE OF ILLINOIS SERIES Q (SALES TAX REVENUE)                       6.00       06/15/2009         3,193,260

                                                                                                                    12,956,967
                                                                                                                  ------------

INDIANA - 4.23%
       1,065,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL
                  DISTRICT SCHOOL BUILDING CORPORATION FIRST MORTGAGE (LEASE
                  REVENUE)@                                                            5.20       09/15/2008         1,100,113
       1,000,000  INDIANA BOND BANK COMMON SCHOOL FUND ADVISORY PURCHASE SERIES
                  A MBIA INSURED                                                       5.00       02/01/2007         1,025,600
         850,000  INDIANA EDUCATIONAL FACILITIES AUTHORITY DEPAUW UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE)                               5.00       07/01/2012           895,747
       1,980,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY UNREFUNDED
                  BALANCE SERIES A MBIA INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.50       11/01/2007         2,073,872

                                                                                                                     5,095,332
                                                                                                                  ------------

IOWA - 0.83%
       1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES B (HIGHER
                  EDUCATION FACILITIES AUTHORITY REVENUE LOC)                          4.90       12/01/2005         1,003,260
                                                                                                                  ------------

KANSAS - 0.85%
       1,000,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE)                         4.75       12/01/2016         1,019,340
                                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
LOUISIANA - 3.07%
$      1,600,000  JEFFERSON PARISH LOUISIANA HOME MORTGAGE AUTHORITY SINGLE
                  FAMILY MORTGAGE REVENUE SERIES A GNMA INSURED (SINGLE
                  FAMILY HOUSING REVENUE LOC)                                          5.55%      06/01/2036      $  1,695,488
       1,900,000  SHREVEPORT LA SERIES A FGIC INSURED (PROPERTY TAX REVENUE LOC)       5.63       05/01/2008         2,007,768

                                                                                                                     3,703,256
                                                                                                                  ------------

MAINE - 0.84%
       1,000,000  MAINE STATE HOUSING AUTHORITY MORTGAGE PURCHASE PROGRAM
                  SERIES F-2 (STATE AGENCY HOUSING REVENUE)                            4.05       11/15/2010         1,005,350
                                                                                                                  ------------

MASSACHUSETTS - 2.86%
         500,000  COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE)               5.25       01/01/2009           531,240
         700,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                  SYSTEMS (ELECTRIC REVENUE)                                           5.13       12/01/2011           733,523
       1,000,000  MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES
                  TAX REVENUE)                                                         5.25       06/15/2011         1,063,200
       1,000,000  MASSACHUSETTS STATE SERIES A (PROPERTY TAX REVENUE)@                 6.00       02/01/2010         1,119,160

                                                                                                                     3,447,123
                                                                                                                  ------------

MICHIGAN - 3.71%
       2,000,000  DETROIT MI COBO HALL MBIA INSURED (TAX REVENUE LOC)                  5.00       09/30/2008         2,102,780
       1,000,000  DETROIT MI DISTRIBUTABLE STATE AID AMBAC INSURED (PROPERTY
                  TAX REVENUE LOC)                                                     5.25       05/01/2008         1,051,810
         305,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX
                  REVENUE LOC)                                                         6.50       05/01/2006           311,383
         250,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                  CREDIT SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)     5.50       11/15/2007           262,000
         415,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE
                  SYSTEMS (HEALTHCARE FACILITIES REVENUE)                              5.25       11/15/2006           424,371
         300,000  MICHIGAN STATE MI HOSPITAL FINANCIAL AUTHORITY CHARITY
                  OBLIGATION GROUP SERIES A PREREFUNDED 05/ 01/10 @100
                  (HOSPITAL REVENUE)@                                                  5.13       11/01/2029           319,218

                                                                                                                     4,471,562
                                                                                                                  ------------

MINNESOTA - 3.09%
         500,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
                  HOMES SERIES A UNITED STATES BANK INSURED (HOUSING
                  REVENUE)@+/-                                                         2.85       09/01/2029           500,000
         100,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT NO 112 SERIES B
                  (PROPERTY TAX REVENUE LOC)                                           6.00       02/01/2014           101,004
         405,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
                  (HEALTHCARE FACILITIES REVENUE)                                      5.00       11/15/2008           422,245
         225,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)         5.00       02/01/2006           226,152
         230,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)         5.00       02/01/2007           234,223
         250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                  EVANGELICAL LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE)         5.00       02/01/2008           256,927
         365,000  MINNESOTA STATE MN HIGHER EDUCATION FACILITIES AUTHORITY
                  STATE SCHOLASTICAL SERIES 5-J (COLLEGE AND UNIVERSITY REVENUE)       4.88       12/01/2007           374,249
       1,000,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION
                  MAYO MEDICAL CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE)         5.80       11/15/2007         1,054,330
         485,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A
                  (ELECTRIC REVENUE)                                                   6.38       01/01/2016           550,970

                                                                                                                     3,720,100
                                                                                                                  ------------

MISSOURI - 0.88%
       1,000,000  MISSOURI STATE BOARD PUBLIC BUILDINGS SPECIAL OBLIGATION
                  SERIES A (RECREATIONAL FACILITIES REVENUE)                           5.25       10/15/2008         1,061,580
                                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
MONTANA - 0.66%
$        750,000  MONTANA STATE BOARD OF HOUSING SINGLE FAMILY MORTGAGE SERIES
                  A (HOUSING REVENUE)                                                  5.60%      12/01/2035      $    794,625
                                                                                                                  ------------

NEBRASKA - 0.53%
         600,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE)              5.00       01/01/2009           632,322
                                                                                                                  ------------

NEVADA - 0.99%
         645,000  SPARKS NV REDEVELOPMENT AGENCY SERIES A RADIAN INSURED (TAX
                  INCREMENTAL REVENUE LOC)                                             5.10       01/15/2008           667,601
         500,000  WASHOE COUNTY NV AIRPORT AUTHORITY FGIC INSURED (AIRPORT
                  REVENUE LOC)                                                         5.25       07/01/2008           525,025

                                                                                                                     1,192,626
                                                                                                                  ------------

NEW JERSEY - 0.20%
         225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY
                  GENERAL REVENUE (TOLL ROAD REVENUE)                                  6.20       01/01/2010           245,284
                                                                                                                  ------------

NEW YORK - 2.96%
          40,000  NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)         5.25       08/01/2006            40,797
         160,000  NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)         5.25       08/01/2006           163,174
         500,000  NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX
                  SERIES A (TAX REVENUE)                                               5.00       03/15/2008           521,395
       1,000,000  NEW YORK STATE THRUWAY AUTHORITY UNREFUNDED BALANCE LOCAL
                  HIGHWAY & BRIDGES (OTHER REVENUE)                                    5.25       04/01/2010         1,049,370
       1,635,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER
                  PROJECT SERIES E MBIA INSURED (OTHER REVENUE LOC)                    7.25       01/01/2010         1,789,933

                                                                                                                     3,564,669
                                                                                                                  ------------

NORTH DAKOTA - 0.87%
       1,000,000  NORTH DAKOTA BUILDING AUTHORITY SERIES A FGIC INSURED
                  (LEASE REVENUE LOC)                                                  5.25       06/01/2008         1,051,930
                                                                                                                  ------------

OHIO - 3.09%
          90,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE
                  REVENUE)@+/-                                                         6.50       12/01/2007            95,284
       1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     5.13       10/01/2008         1,047,970
       1,000,000  LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION MBIA
                  INSURED (HEALTHCARE FACILITIES REVENUE LOC)                          6.00       11/15/2007         1,051,840
         900,000  OHIO STATE WATER DEVELOPMENT AUTHORITY WATER DEVELOPMENT PURE
                  WATER AMBAC INSURED (WATER REVENUE LOC)                              5.00       06/01/2008           943,380
         560,000  STATE OF OHIO INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY
                  TAX REVENUE)                                                         5.00       03/01/2008           584,830

                                                                                                                      3,723,30
                                                                                                                  ------------

OREGON - 0.95%
         555,000  COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS REVENUE SERIES
                  A MBIA INSURED (UTILITIES REVENUE LOC)                               5.50       12/01/2009           599,544
         535,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT
                  AREA (TAX INCREMENTAL REVENUE)                                       5.00       08/01/2008           549,707

                                                                                                                     1,149,251
                                                                                                                  ------------

PENNSYLVANIA - 0.78%
         895,000  MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
                  (HOSPITAL REVENUE, ACA INSURED)                                      5.00       10/01/2011           941,370
                                                                                                                  ------------

PUERTO RICO - 0.44%
         500,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)@             5.75       07/01/2020           528,710
                                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
RHODE ISLAND - 1.17%
$        320,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                  (HOUSING REVENUE)                                                    4.50%      09/01/2006      $    324,509
         335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                  (HOUSING REVENUE)                                                    4.50       09/01/2007           343,874
         350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                  (HOUSING REVENUE)                                                    4.50       09/01/2008           362,806
         365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                  (HOUSING REVENUE)                                                    4.50       09/01/2009           380,834

                                                                                                                     1,412,023
                                                                                                                  ------------

SOUTH CAROLINA - 2.58%
       1,000,000  SOUTH CAROLINA HOUSING FINANCE AND DEVELOPMENT AUTHORITY
                  MORTGAGE REVENUE SERIES A-2 FSA INSURED (SINGLE FAMILY
                  HOUSING REVENUE LOC)                                                 4.70       07/01/2020         1,002,500
       2,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY
                  IMPROVEMENT PALMETTO HEALTHCARE (HEALTHCARE FACILITIES REVENUE)      5.25       08/01/2011         2,101,560

                                                                                                                     3,104,060
                                                                                                                  ------------

SOUTH DAKOTA - 3.11%
       1,220,000  HEARTLAND SD CONSUMERS POWER DISTRICT FSA INSURED (ELECTRIC
                  REVENUE LOC)                                                         6.00       01/01/2009         1,281,403
         830,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B (OTHER REVENUE)        5.15       05/01/2014           822,588
       1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
                  CERTIFICATIONS FSA INSURED (PROPERTY TAX REVENUE LOC)                5.00       01/01/2009         1,041,550
         575,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  HEALTHCARE PRAIRIE ACA INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.20       04/01/2008           596,413

                                                                                                                     3,741,954
                                                                                                                  ------------

TENNESSEE - 2.98%
       2,285,000  JACKSON TENNESSEE WATER AND SEWER REVENUE (WATER &
                  WASTEWATER AUTHORITY REVENUE)                                        6.30       07/01/2011         2,468,029
       1,000,000  MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS
                  CORPORATION (INDUSTRIAL DEVELOPMENT REVENUE)                         5.00       09/01/2009         1,046,510
          75,000  TENNESSEE STATE PREREFUNDED SERIES A (OTHER REVENUE)                 5.00       05/01/2007            77,328

                                                                                                                     3,591,867
                                                                                                                  ------------

TEXAS - 11.75%
         465,000  CITY OF HOUSTON TX ESCROWED TO MATURITY (AIRPORT REVENUE)            6.25       07/01/2012           510,923
         215,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA HUD INSURED
                  (HOUSING REVENUE LOC)                                                5.00       10/01/2009           219,229
         400,000  GULF COAST INDUSTRIAL DEVELOPMENTAL AUTHORITY MOBIL OIL
                  CORPORATION PROJECT GUARANTEE AGREEMENT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 4.95       07/01/2007           412,928
         240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT ESCROWED TO
                  MATURITY (LEASE REVENUE)                                             5.20       10/15/2006           245,136
       2,330,000  HARRIS COUNTY HOUSTON TX SPORTS AUTHORITY SENIOR LIEN SERIES
                  A MBIA INSURED (SPECIAL TAX REVENUE LOC)                             5.25       11/15/2007         2,433,382
       1,205,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SINGLE
                  FAMILY MORTGAGE REVENUE, GNMA INSURED)+/-                            6.75       06/01/2033         1,299,665
       1,380,000  LOWER COLORADO RIVER AUTHORITY TRANSMISSION SERVICESs
                  CORPORATION PROJECT SERIES C (OTHER REVENUE)                         5.00       05/15/2006         1,396,781
         140,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                  HEALTH SYSTEMS OF EAST TEXAS (HEALTHCARE FACILITIES REVENUE)         6.50       02/15/2006           141,415
         625,000  LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH
                  SYSTEM REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE)                              5.00       02/15/2008           638,687
         480,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE)               5.00       08/15/2007           488,914
       1,575,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION
                  AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)^                   4.89       06/01/2007         1,452,859

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
TEXAS (CONTINUED)
$      3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY MBIA INSURED
                  (ELECTRIC REVENUE LOC)                                               6.00%      09/01/2010      $  3,297,150
         500,000  TEXAS STATE AFFORDABLE HOUSING CORPORATION SINGLE FAMILY
                  MORTGAGE REVENUE GNMA FNMA INSURED (STATE AGENCY HOUSING
                  REVENUE LOC)                                                         5.50       09/01/2038           531,045
       1,025,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MULTI
                  FAMILY REVENUE ASMARA PROJECT SERIES A (HOUSING REVENUE)@            6.40       01/01/2027         1,087,228

                                                                                                                    14,155,342
                                                                                                                  ------------

VIRGINIA - 0.42%
         500,000  AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)@+/-                                             4.05       04/01/2027           500,470
                                                                                                                  ------------

WASHINGTON - 7.25%
       1,000,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION
                  SYSTEMS AMBAC INSURED (ELECTRIC REVENUE LOC)                         5.25       09/01/2009         1,069,980
         950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                         5.13       09/01/2009           980,970
       1,345,000  SKAGIT COUNTY WASHINGTON PUBLIC HOSPITAL DISTRICT                    4.75       12/01/2007         1,372,290
       1,500,000  SNOHOMISH COUNTY WA SCHOOL DISTRICT NUMBER 004 LAKE STEVENS
                  PUTTERS SERIES 906 (PROPERTY TAX REVENUE, FGIC INSURED)@+/-          2.79       06/01/2013         1,500,000
       1,155,000  STATE OF WASHINGTON SERIES A & AT-6 (TAX REVENUE)                    6.25       02/01/2011         1,263,836
         695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                  ESCROWED TO MATURITY (ELECTRIC REVENUE)                              4.20       01/01/2008           711,791
         555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
                  ESCROWED TO MATURITY (ELECTRIC REVENUE)                              4.20       07/01/2008           570,817
         800,000  WASHINGTON HEALTH CARE FACILITIES AUTHORITY GOOD SAMARITAN
                  HOSPITAL RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)          5.00       10/01/2008           833,456
         395,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  NUMBER 1 PREREFUNDED-SERIES B (ELECTRIC REVENUE)                     7.25       07/01/2009           428,674

                                                                                                                     8,731,814
                                                                                                                  ------------

WEST VIRGINIA - 0.86%
         200,000  KANAWHA COUNTY WV FGIC INSURED ESCROWED TO MATURITY
                  (HOUSING REVENUE LOC)                                                7.38       09/01/2011           239,296
         745,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
                  PROGRAM ESCROWED TO MATURITY (SEWER REVENUE)                         7.10       11/01/2009           801,776

                                                                                                                     1,041,072
                                                                                                                  ------------

WISCONSIN - 0.87%
       1,000,000  WISCONSIN STATE PETROLEUM INSPECTION FEE REVENUE SERIES I FSA
                  INSURED (SPECIAL TAX REVENUE LOC)                                    5.00       07/01/2008         1,047,830
                                                                                                                  ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $112,005,086)                                                                  112,439,789
                                                                                                                  ------------
SHARES

SHORT-TERM INVESTMENTS - 4.73%
       3,062,000  FEDERATED TAX FREE OBLIGATION                                                                      3,062,000
       2,637,000  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                      2,637,000

                                                                                                                     5,699,000
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,699,000)                                                                       5,699,000
                                                                                                                  ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $117,704,086)*                                      98.08%                                                  $ 118,138,789
                                                        -------                                                   -------------

OTHER ASSETS AND LIABILITIES, NET                          1.92                                                       2,316,173
                                                        -------                                                   -------------

TOTAL NET ASSETS                                         100.00%                                                  $ 120,454,962
                                                        -------                                                   -------------

+/-   VARIABLE RATE INVESTMENTS.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,637,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 0.91%

HEALTH CARE COST CONTAINMENT - 0.74%
$       2,500,000 E-470 PUBLIC HIGHWAY AUTHORITY COLORADO CAPITAL APPRECIATION
                  SERVICE B (OTHER REVENUE, MBIA INSURED)^                             4.66%      09/01/2020    $    1,257,375
        3,500,000 HUNTINGTON BEACH CA UNION HIGH SCHOOL DISTRICT ELECTION 2004
                  (PROPERTY TAX REVENUE, MBIA INSURED)^                                4.98       08/01/2030         1,033,235

                                                                                                                     2,290,610
                                                                                                                --------------

MUTUAL FUND - 0.17%
        1,250,000 SOUTHWESTERN ILLINOIS DEVELOPMENT AUTHORITY REVENUE CAPITAL
                  APPRECIATION LOCAL GOVERNMENT PROGRAM ALTON FSA INSURED
                  (ECONOMIC DEVELOPMENT REVENUE LOC)^                                  4.76       11/01/2023           533,650
                                                                                                                --------------
                                                                                                                     2,824,260
                                                                                                                --------------
SHARES

INVESTMENT COMPANIES - 5.56%
          60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                1,012,519
         380,000  DREYFUS MUNICIPAL INCOME FUND                                                                      3,553,000
          91,802  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                794,087
         103,352  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                              1,318,772
         115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                           1,758,453
         204,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                          3,064,735
         116,037  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                               1,624,518
          30,612  SALOMON BROTHERS MUNICIPAL PARTNERS FUND                                                             428,262
          91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                       954,794
          57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                          833,983
          45,072  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                       606,669
          91,637  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                   1,366,308

TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                       17,316,100
                                                                                                                --------------
PRINCIPAL

MUNICIPAL BONDS & NOTES - 88.13%

ALABAMA - 3.05%
          30,000  ALABAMA HOUSING FINANCE AUTHORITY SERIES B COLLEGE HOME
                  MORTGAGE BOARD PROGRAM (HOUSING REVENUE LOC)                         6.10       10/01/2020            30,602
       1,815,000  ALABAMA STATE BOARD EDUCATION TUITION REVENUE JOHN C. CALHOUN
                  COMMUNITY COLLEGE-A (COLLEGE & UNIVERSITY REVENUE LOC)               5.25       05/01/2023         1,974,502
       8,000,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST HEALTH SERIES A-2 MBIA INSURED (SPECIAL FACILITIES
                  REVENUE LOC)^                                                        4.66       11/15/2019         7,482,720

                                                                                                                     9,487,824
                                                                                                                --------------

ALASKA - 0.56%
       1,615,000  ANCHORAGE AK SERIES C MBIA INSURED (RECREATIONAL FACILITIES
                  REVENUE LOC)                                                         5.00       12/01/2017         1,735,301
                                                                                                                --------------

ARIZONA - 2.57%
       1,000,000  ARIZONA POWER AUTHORITY CROSSOVER SERIES A SPL
                  OBLIG-REF-HOOV (OTHER REVENUE)                                       5.25       10/01/2014         1,108,880
         500,000  CHANDLER ARIZONA (FUEL SALES TAX REVENUE)                            6.00       07/01/2011           566,540
         630,000  GLENDALE INDUSTRIAL DEVELOPMENT AUTHORITY AZ UNREFUNDED
                  BALANCE SERIES A (COLLEGE & UNIVERSITY REVENUE LOC)                  6.00       05/15/2026           652,844
         200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68
                  ALHAMBRA (PROPERTY TAX REVENUE LOC)                                  5.50       07/01/2013           224,490
       2,000,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                  CATHOLIC HEALTHCARE WEST PROJECT (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.00       07/01/2016         2,048,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ARIZONA (CONTINUED)
$        750,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                  WHISPERING PALMS APARTMENTS (HOUSING REVENUE LOC)                     5.85%     07/01/2019    $      763,905
         810,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES B
                  GRAN VICTORIA HOUSING LLC PROJECT (HOUSING REVENUE)                  10.00      05/01/2031           814,641
         215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL
                  FACILITIES (LEASE REVENUE LOC)                                        5.63      07/01/2010           232,095
         250,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY CAPITAL MALL LLC
                  PROJECT (LEASE REVENUE LOC)@                                          5.38      09/15/2022           268,560
          75,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY STATEWIDE SERIES
                  C (HOUSING REVENUE LOC)                                               5.30      04/01/2020            76,828
         300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)              5.25      07/01/2017           324,687
         500,000  TUCSON AZ SENIOR LIEN SERIES 1994-C (FUEL SALES TAX REVENUE
                  LOC)                                                                  7.00      07/01/2012           601,735
         275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE)                                                   6.00      06/01/2010           306,685

                                                                                                                     7,990,810
                                                                                                                --------------

CALIFORNIA - 8.07%
       2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA
                  SERIES D-2 STUDENT LOAN PG-JR-SUB-IV (COLLEGE & UNIVERSITY
                  REVENUE LOC)                                                          7.85      07/01/2025         2,582,575
       1,665,000  CERRITOS CA PUBLIC FINANCING AUTHORITY REVENUE TAX ALLOCATION
                  REDEVELOPMENT PROJECT SERIES A AMBAC INSURED (TAX
                  INCREMENTAL REVENUE LOC)                                              5.00      11/01/2016         1,822,243
       2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES B MBIA INSURED (SALES TAX REVENUE LOC)                         4.50      07/01/2021         2,016,820
       1,370,000  MADERA COUNTY CA CERTIFICATE PARTICIPATION GOVERNMENT CENTER
                  PROJECT (LEASE REVENUE, AMBAC INSURED)                                4.25      08/01/2021         1,346,669
       1,125,000  MADERA COUNTY CA CERTIFICATE PARTICIPATION GOVERNMENT CENTER
                  PROJECT (LEASE REVENUE, AMBAC INSURED)                                4.50      08/01/2025         1,108,958
       6,900,001  METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES
                  A6 (WATER REVENUE)+/-++                                               7.85      08/10/2018         9,082,608
       1,020,000  NAPA VALLEJO WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
                  FACILITY (SOLID WASTE REVENUE)                                        5.30      02/15/2012         1,049,692
         775,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)               5.75      12/01/2012           823,019
         205,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES
                  INCORPORATED (AIRPORT REVENUE)                                        8.00      07/01/2013           238,794
       4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                  JUNIOR SUBORDINATES (HIGHER EDUCATION FACILITIES AUTHORITY
                  REVENUE LOC)                                                          5.88      01/01/2018         5,055,744

                                                                                                                    25,127,122
                                                                                                                --------------

COLORADO - 8.66%
       1,245,000  ADAMS COUNTY COLORADO REVENUE FHA INSURED MORTGAGE-PLATTE VY
                  MEDICAL CENTER MBIA FHA 242 INSURED (OTHER REVENUE LOC)               5.00      02/01/2011         1,331,055
       1,750,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE
                  (WATER REVENUE)@                                                      6.25      12/01/2020         1,829,415
         200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL CORE KNOWLEDGE PROJECT (LEASE REVENUE)@                        7.00      11/01/2029           227,710
       1,800,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                               5.70      09/15/2023         1,852,452
       1,140,000  COLORADO HOUSING & FINANCE AUTHORITY AMT- SINGLE FAMILY
                  PROGRAM-SERIES A MBIA INSURED (SINGLE FAMILY HOUSING
                  REVENUE LOC)                                                          6.50      08/01/2031         1,179,877
         670,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM
                  SERIES B-2 (HOUSING REVENUE)                                          7.10      04/01/2017           686,703
       1,250,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE
                  APARTMENTS PROJECT (HOUSING REVENUE LOC)@+/-                          2.75      02/15/2028         1,250,000
       1,975,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY
                  PG-B3-FSA-CR (HOUSING REVENUE LOC)                                    6.70      08/01/2017         2,048,668
          95,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                  SERIES A-2 (HOUSING REVENUE)                                          7.15      11/01/2014            95,245
       1,010,000  COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY PROGRAM
                  SERIES D-2 (SINGLE FAMILY HOUSING REVENUE)                            6.90      04/01/2029         1,053,107

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLORADO (CONTINUED)
$      2,315,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                  WATER REVENUE SERIES A (WATER REVENUE)                               4.50%      09/01/2023    $    2,344,516
         500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
                  (HOUSING REVENUE LOC)                                                5.75       10/01/2027           498,145
       5,199,999  DENVER URBAN RENEWAL AUTHORITY CO TAX EXEMPT RICE SERIES A
                  (PROPERTY TAX REVENUE)+/-                                            9.13       09/01/2017         5,225,376
       1,500,000  DOUGLAS COUNTY CO AUTUMN CHASE PROJECT (HOUSING REVENUE
                  LOC)@+/-                                                             2.75       12/01/2029         1,500,000
       3,245,000  LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS
                  (LEASE REVENUE)                                                      5.13       12/01/2018         3,467,250
         830,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER
                  REVENUE)                                                             6.50       12/01/2016           838,632
       1,000,000  REGIONAL TRANSUNION DISTRICT COLORADO CTFS PARTNERSHIP SERIES
                  A AMBAC (LEASE REVENUE LOC)                                          5.00       06/01/2021         1,058,900
         420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
                  REVENUE)                                                             7.38       09/01/2010           488,044

                                                                                                                    26,975,095
                                                                                                                --------------

DISTRICT OF COLUMBIA - 0.81%
       3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
                  (TAX INCREMENTAL REVENUE LOC)^                                       4.44       07/01/2015         2,509,969
                                                                                                                --------------

FLORIDA - 1.35%
         505,000  BOYNTON BEACH FL HOUSING MORTGAGE CLIPPER COVE APARTMENTS
                  (HOUSING REVENUE)@                                                   6.45       01/01/2027           519,600
         500,000  FLORIDA HOUSING FINANCE AGENCY HOUSING GLEN OAKS APARTMENTS
                  PROJECT (HOUSING REVENUE LOC)                                        5.90       02/01/2030           517,925
       3,155,000  PALM BEACH COUNTY HOUSING FINANCE AUTHORITY HOUSING REVENUE
                  SERIES A (HOUSING REVENUE LOC)                                       4.85       04/01/2032         3,180,650

                                                                                                                     4,218,175
                                                                                                                --------------

GEORGIA - 0.29%
         500,000  FULTON COUNTY HOUSING AUTHORITY CONCORDE PLACE APARTMENT
                  PROJECT SERIES C (HOUSING REVENUE)@                                  6.90       07/01/2008           545,585
         360,000  GEORGIA STATE HOUSING & FINANCE AUTHORITY SINGLE FAMILY
                  MORTGAGE SERIES B-2 (HOUSING REVENUE)                                5.85       12/01/2028           373,820

                                                                                                                       919,405
                                                                                                                --------------

GUAM - 0.02%
          60,000  GUAM HOUSING CORPORATION SERIES A MORTGAGE -GUARANTEED
                  MORTGAGE BACKED SECURITIES (HOUSING REVENUE LOC)                     5.75       09/01/2031            66,539
                                                                                                                --------------

HAWAII - 0.70%
       2,000,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE, SPECIAL PURPOSE
                  REVENUE REFERENCE ELECTRIC COMPANY & SUBSIDIARIES-A FGIC
                  INSURED (GENERAL OBLIGATION - STATES, TERRITORIES LOC)               4.80       01/01/2025         2,001,940
         165,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                  A (HOUSING REVENUE LOC)                                              5.75       07/01/2030           165,804

                                                                                                                     2,167,744
                                                                                                                --------------

IDAHO - 0.27%
          75,000  AMMON URBAN RENEWAL AGENCY ID TAX INCREMENT SERIES B (TAX
                  INCREMENTAL REVENUE)@                                                6.00       08/01/2014            76,793
         150,000  IDAHO HEALTH FACILITIES AUTHORITY ID IHC HOSPITALS
                  INCORPORATED (HEALTHCARE FACILITIES REVENUE)+/-                      6.65       02/15/2021           193,177
         325,001  IDAHO HOUSING & FINANCE ASSOCIATION SINGLE FAMILY MORTGAGE
                  SERIES H-2 (HOUSING REVENUE LOC)                                     6.15       01/01/2028           336,030
         230,000  IDAHO HOUSING AGENCY SINGLE FAMILY MORTGAGE SERIES C-2
                  (HOUSING REVENUE)                                                    6.35       07/01/2015           233,731

                                                                                                                       839,731
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ILLINOIS - 8.73%
$      2,250,000  CHICAGO HOUSING AUTHORITY IL (HOUSING REVENUE)                       5.38%      07/01/2019    $    2,416,568
         500,000  CHICAGO IL GNMA COLLEGE BELLA PROJECT (HOUSING REVENUE LOC)          6.13       06/01/2039           523,590
       2,495,000  CHICAGO ILLINOIS SERIES B (AIRPORT REVENUE LOC)                      5.38       01/01/2017         2,698,742
       1,000,000  GRUNDY COUNTY IL SCHOOL DISTRICT NUMBER 054 MORRIS (GENERAL
                  OBLIGATION - SCHOOL DISTRICTS)                                       8.50       12/01/2019         1,252,750
         228,765  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A UNREFUNDED
                  BALANCE COMMUNITY REHABILITATION                                     7.88       07/01/2020           199,254
       4,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE (COLLEGE
                  & UNIVERSITY REVENUE LOC)                                            5.75       07/01/2012         4,277,040
       4,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY OSF HEALTHCARE SYSTEM
                  (HEALTHCARE FACILITIES REVENUE)@                                     6.25       11/15/2029         4,267,440
         170,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI-FAMILY HOUSING
                  (HOUSING REVENUE LOC)@                                               7.00       07/01/2017           173,743
         500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL
                  DISTRICT NO.165 (PROPERTY TAX REVENUE LOC)@                          6.25       12/01/2015           556,165
       7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SERIES D (SALES TAX
                  REVENUE LOC)                                                         7.75       06/01/2019         9,761,608
       1,000,000  ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC)                                                6.75       01/01/2018         1,054,690

                                                                                                                    27,181,590
                                                                                                                --------------

INDIANA - 4.40%
       1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY EXCISE
                  INCOME TAX                                                           5.00       08/01/2012         1,514,646
       2,000,000  FRANKLIN TOWNSHIP INDIANA SCHOOL BUILDING CORPORATION MARION
                  COUNTY FIRST MORTGAGE (LEASE REVENUE, MBIA INSURED)                  5.00       07/15/2026         2,092,880
       1,015,000  HAMILTON SOUTHEASTERN IN CUMBERLAND CAMPUS SCHOOL BUILDING
                  CORPORATION SERIES A FSA INSURED (GENERAL OBLIGATION -
                  SCHOOL DISTRICTS LOC)                                                5.00       07/15/2018         1,077,869
       2,515,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH
                  SERIES F (HEALTHCARE FACILITIES REVENUE)                             5.50       11/15/2018         2,718,589
          25,000  INDIANA STATE TOLL FINANCE AUTHORITY (LEASE REVENUE)                 6.00       07/01/2013            25,538
         290,000  INDIANAPOLIS LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B
                  (OTHER REVENUE)                                                      6.00       01/10/2020           343,676
       2,320,000  LOGANSPORT INDIANA HIGH SCHOOL BUILDING CORPORATION FIRST
                  MORTGAGE MBIA INSURED (PRIVATE SCHOOL REVENUE LOC)                   5.00       07/15/2021         2,458,040
       1,610,000  MICHIGAN CITY MI INDEPENDENT SCHOOL BUILDING CORPORATION
                  FIRST MORTGAGE MBIA INSURED (LEASE REVENUE LOC)                      5.00       07/01/2012         1,738,961
       1,625,000  SAINT JOSEPH COUNTY IN JAIL BUILDING CORPORATION FIRST
                  MORTGAGE (OTHER REVENUE, AMBAC INSURED)                              5.00       01/15/2018         1,736,459

                                                                                                                    13,706,658
                                                                                                                --------------

IOWA - 0.64%
         215,000  IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE LOC)                5.70       01/01/2027           215,884
       1,815,000  IOWA FINANCE AUTHORITY SINGLE FAMILY REVENUE SERIES D
                  (SINGLE FAMILY HOUSING REVENUE LOC)                                  4.00       07/01/2013         1,784,617

                                                                                                                     2,000,501
                                                                                                                --------------

KANSAS - 0.31%
         975,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 MORTGAGE BACKED
                  SECURITIES (HOUSING REVENUE LOC)+/-                                  6.70       06/01/2029           979,817
                                                                                                                --------------

LOUISIANA - 0.61%
       1,845,000  JEFFERSON PARISH HOME MORTGAGE AUTHORITY LA SERIES A
                  (HOUSING REVENUE LOC)                                                5.13       06/01/2026         1,893,339
                                                                                                                --------------

MASSACHUSETTS - 1.21%
       2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC)                                   7.50       05/01/2014         3,115,850
         200,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  SERIES B MELROSE-WAKEFIELD HOSPITAL PROJECT (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              5.88       07/01/2018           204,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
MASSACHUSETTS (CONTINUED)
$         90,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                  SERIES A (WATER REVENUE)@                                            6.00%      08/01/2023    $       99,557
         310,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM
                  SERIES A (WATER REVENUE)                                             6.00       08/01/2023           340,526

                                                                                                                     3,760,095
                                                                                                                --------------

MICHIGAN - 3.76%
       1,150,000  DETROIT MI CAPITAL IMPORTS SERIES A-2 (PROPERTY TAX REVENUE,
                  AMBAC INSURED)                                                       5.00       04/01/2025         1,210,111
       1,000,000  DETROIT MI CAPITAL IMPROVEMENT SERIES A-2 (PROPERTY TAX
                  REVENUE, AMBAC INSURED)                                              5.00       04/01/2021         1,063,110
       1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY TAX INCREMENT
                  REVENUE DEVELOPMENT AREA #1 PROJECTS SERIES A MBIA INSURED
                  (TAX INCREMENTAL REVENUE LOC)                                        4.75       07/01/2025         1,763,352
       3,000,000  MICHIGAN STATE HOSPITAL FINANCING AUTHORITY REVENUE OAKWOOD
                  OBLIGATED GROUP (HOSPITAL REVENUE)                                   5.50       11/01/2017         3,239,310
       1,160,000  MICHIGAN STRATEGIC FUND UTD WASTE SYSTEMS PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     5.20       04/01/2010         1,218,058
       2,760,000  WAYLAND UNION SCHOOL DISTRICT MI (PROPERTY TAX REVENUE LOC)          8.00       05/01/2010         3,219,706

                                                                                                                    11,713,647
                                                                                                                --------------

MINNESOTA - 1.37%
         500,000  ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES PRESBYTERIAN
                  HOMES SERIES A UNITED STATES BANK INSURED (HOUSING
                  REVENUE)@+/-                                                         2.85       09/01/2029           500,000
         500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD
                  RESIDENCE PROJECT SERIES A (HOUSING REVENUE)                         7.25       01/01/2032           535,850
       1,750,000  MINNEAPOLIS MINNESOTA LIBRARY (PROPERTY TAX REVENUE)                 4.25       12/01/2022         1,743,577
       1,500,000  OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES A
                  (HOUSING REVENUE)@+/-                                                2.95       01/01/2030         1,500,000

                                                                                                                     4,279,427
                                                                                                                --------------

MONTANA - 0.51%
       1,495,000  MONTANA FACILITY FINANCING AUTHORITY HOSPITAL FACILITIES
                  REVENUE ST. PETERS HOSPITAL PROJECT (HOSPITAL REVENUE)               5.25       06/01/2016         1,592,339
                                                                                                                --------------

NEBRASKA - 0.05%
         150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                  SUPPORTED LEASE RENTAL (LEASE REVENUE LOC)@                          6.00       10/15/2026           157,671
                                                                                                                --------------

NEVADA - 0.63%
       1,750,000  CLARK COUNTY NEVADA SERIES A (AIRPORT REVENUE, AMBAC INSURED)        4.50       07/01/2037         1,689,380
         275,000  NEVADA HOUSING DIVISION SARATOGA PALMS MULTIPLE UNIT
                  HOUSING (HOUSING REVENUE LOC)                                        6.25       10/01/2016           281,927

                                                                                                                     1,971,307
                                                                                                                --------------

NEW HAMPSHIRE - 0.89%
       5,110,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY REVENUE
                  CAPITAL APPRECIATION-SERIES B (RECREATIONAL FACILITIES
                  REVENUE LOC)^                                                        5.04       01/01/2018         2,776,825
                                                                                                                --------------

NEW MEXICO - 2.77%
       3,040,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                 5.20       04/01/2021         3,387,502
       1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                 5.25       04/01/2027         1,663,638
       1,500,000  SANDOVAL COUNTY NM INCENTIVE PAYMENT (OTHER REVENUE)                 4.38       06/01/2020         1,473,615
       2,000,000  UNIVERSITY OF NEW MEXICO FSA FHA INSURED (NURSING HOME
                  REVENUE LOC)                                                         5.00       07/01/2018         2,119,060

                                                                                                                     8,643,815
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
NEW YORK - 0.34%
$      1,000,000  NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH
                  CAMPUS PROJECT FHA INSURED (HEALTHCARE FACILITIES REVENUE
                  LOC)                                                                 6.10%      02/01/2037    $    1,054,270
                                                                                                                --------------

NORTH CAROLINA - 1.97%
       1,785,000  CHARLOTTE NC CERTIFICATIONS PARTNERSHIP TRANSIT PROJECTS
                  SERIES H                                                             5.00       06/01/2016         1,903,006
       4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
                  (ELECTRIC REVENUE)                                                   5.70       01/01/2017         4,225,400

                                                                                                                     6,128,406
                                                                                                                --------------

NORTH DAKOTA - 0.92%
       2,700,000  NORTH DAKOTA STATE FACILITIES IMPT SERIES A (LEASE REVENUE,
                  MBIA INSURED)                                                        4.25       12/01/2020         2,693,871
          80,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING
                  FINANCE HOME MORTGAGE (HOUSING REVENUE)                              5.95       07/01/2017            81,295
          85,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING
                  FINANCE HOME MORTGAGE (HOUSING REVENUE)                              6.10       07/01/2028            85,488

                                                                                                                     2,860,654
                                                                                                                --------------

OHIO - 0.61%
       1,000,000  HILLIARD OHIO (PROPERTY TAX REVENUE, MBIA INSURED)                   5.00       12/01/2024         1,063,050
         250,000  JOHNSTOWN OHIO MORTGAGE (SEWER REVENUE)                              6.00       12/01/2017           261,713
         500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX
                  REVENUE)@                                                            5.70       12/01/2025           532,455
          40,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                  UNIVERSITY REVENUE LOC)@+/-                                          2.80       06/01/2032            40,000

                                                                                                                     1,897,218
                                                                                                                --------------

OKLAHOMA - 0.59%
       1,655,000  OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS
                  BAPTIST (HEALTHCARE FACILITIES REVENUE LOC)                          6.00       08/15/2010         1,838,341
                                                                                                                --------------

OREGON - 4.31%
       1,000,000  CHEMEKETA COMMUNITY COLLEGE DISTRICT OR SERIES B (PROPERTY
                  TAX REVENUE LOC)@                                                    5.60       06/01/2014         1,027,940
       1,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC
                  REVENUE)                                                             5.88       01/01/2016         1,513,575
       3,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC
                  REVENUE)                                                             6.00       01/01/2025         3,531,710
         500,000  LANE COUNTY OR SCHOOL DISTRICT NO.52 BETHEL (PROPERTY TAX
                  REVENUE LOC)@                                                        5.63       06/15/2010           550,560
       1,000,000  OREGON STATE BOARD HIGHER EDUCATION SERIES D (PROPERTY TAX
                  REVENUE)@                                                            5.75       08/01/2029         1,096,490
       1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
                  (LEASE REVENUE LOC)@                                                 6.25       05/01/2010         1,133,950
       1,460,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
                  AUTH SERIES A ASPEN FOUNDATION II (HEALTHCARE FACILITIES
                  REVENUE)                                                             6.13       04/15/2029         1,259,644
       1,725,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
                  AUTHORITY SERIES A GNMA MORTGAGE BACKED SECURITIES
                  (HEALTHCARE FACILITIES REVENUE LOC)+/-                               6.85       06/20/2042         1,880,112
         770,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
                  SINGLE FAMILY MORTGAGE PROGRAM (HOUSING REVENUE)                     6.20       07/01/2028           802,741
         244,000  PORTLAND OREGON SERIES A (OTHER REVENUE)                             4.88       06/01/2018           253,384
         375,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY
                  SISTERS OF ST. JOSEPH PEACE PROJECT (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.63       08/01/2007           379,526

                                                                                                                    13,429,632
                                                                                                                --------------

PENNSYLVANIA - 1.54%
       1,615,000  CARBON COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY PANTHER CREEK
                  PARTNERS (OTHER REVENUE)                                             6.65       05/01/2010         1,745,766
       2,000,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY COLVER
                  PROJECT SERIES F (GENERAL OBLIGATION - SCHOOL DISTRICTS,
                  AMBAC INSURED)                                                       4.63       12/01/2018         2,037,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
PENNSYLVANIA (CONTINUED)
$        975,000  PENNSYLVANIA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE
                  SERIES 59A (HOUSING REVENUE LOC)                                     5.80%      10/01/2029    $    1,005,118

                                                                                                                     4,788,664
                                                                                                                --------------

PUERTO RICO - 0.25%
         305,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)@             5.75       07/01/2010           322,513
         300,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER
                  REVENUE)@                                                            6.00       07/01/2010           335,343
          10,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER
                  REVENUE)                                                            10.25       07/01/2009            11,509
         120,000  PUERTO RICO HOUSING FINANCE CORPORATION MULTI FAMILY MORTGAGE
                  SERIES A-1 (HOUSING REVENUE LOC)                                     7.50       04/01/2022           123,398

                                                                                                                       792,763
                                                                                                                --------------

SOUTH CAROLINA - 2.44%
       2,000,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
                  BUILDING EQUITY SOONER (OTHER REVENUE)                               5.50       12/01/2016         2,218,480
       1,035,000  GREENWOOD COUNTY SC HOSPITAL REVENUE SELF REGULATING
                  HEALTHCARE SERIES A FSA INSURED (HEALTH FACILITIES
                  FINANCING AUTHORITY REVENUE LOC)                                     5.00       10/01/2015         1,110,048
       3,000,000  MEDICAL UNIVERSITY OF SOUTH CAROLINA HOSPITAL AUTHORITY
                  FEDERAL HOUSING AUTHORITY INSURED MEETING SERIES A
                  (HOSPITAL REVENUE LOC)                                               5.25       02/15/2020         3,233,520
       1,000,000  UNIVERSITY OF SOUTH CAROLINA (COLLEGE AND UNIVERSITY
                  REVENUE LOC)@                                                        5.75       06/01/2026         1,028,930

                                                                                                                     7,590,978
                                                                                                                --------------

SOUTH DAKOTA - 0.46%
       1,440,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA SERIES B                        5.60       05/01/2020         1,426,061
                                                                                                                --------------

TENNESSEE - 0.76%
         750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE)@          6.50       09/01/2021           883,500
       1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE)@          6.50       09/01/2021         1,472,500

                                                                                                                     2,356,000
                                                                                                                --------------

TEXAS - 13.11%
       1,500,000  AMARILLO TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND
                  GUARANTEED (PROPERTY TAX REVENUE LOC)                                5.00       02/01/2023         1,568,550
       2,600,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE LOC)                  5.75       08/15/2022         2,791,022
         325,000  CARROLL INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX
                  REVENUE LOC)+/-                                                      6.75       08/15/2020           414,300
       1,750,000  CROWLEY TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED)                                    5.00       08/01/2017         1,882,212
       2,395,000  DE SOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION
                  PROJECT SERIES A (HOUSING REVENUE)                                   7.00       02/01/2025         2,449,414
       1,475,000  DENTON COUNTY TX UTILITY SYSTEM REVENUE (UTILITIES REVENUE LOC)      4.25       12/01/2022         1,432,859
       1,000,000  DENTON TEXAS IMPROVEMENTS (UTILITIES REVENUE LOC)                    5.13       12/01/2018         1,071,700
          55,000  GALVESTON PROPERTY FINANCE AUTHORITY TX SERIES A (HOUSING
                  REVENUE)                                                             8.50       09/01/2011            55,169
       3,000,000  GOOSE CREEK TX CONSOLIDATED INDEPENDENT SCHOOL DISTRICT
                  SCHOOLHOUSE (PROPERTY TAX REVENUE LOC)                               4.50       02/15/2022         3,011,250
       1,300,000  GRAPE CREEK-PULLIAM INDEPENDENT SCHOOL DISTRICT TX (LEASE
                  REVENUE)@                                                            7.25       05/15/2006         1,360,216
       1,100,000  GULF COAST WASTE DISPOSAL AUTHORITY TX EXXON PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 2.90       10/01/2024         1,100,000
       2,950,000  LA JOYA TEXAS INDEPENDENT SCHOOL DISTRICT PSFG INSURED
                  (PROPERTY TAX REVENUE LOC)                                           5.00       02/15/2034         3,049,739
       1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)                                                         4.25       02/15/2019           997,940
       1,530,000  LAREDO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)     5.00       08/01/2020         1,612,926
       2,085,000  LONGVIEW TEXAS WATER AND SEWER REVENUE MBIA INSURED (WATER
                  & SEWER REVENUE LOC)                                                 5.25       03/01/2022         2,250,424
         900,000  LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH
                  SYSTEM REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE)                              5.00       02/15/2008           919,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
TEXAS (CONTINUED)
$      1,825,000  LUFKIN TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND
                  GUARANTEED (PROPERTY TAX REVENUE LOC)                                5.00%      08/15/2016    $    1,960,141
       1,505,000  MONTGOMERY COUNTY TEXAS (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)                                                     5.00       03/01/2015         1,629,840
       1,655,000  MONTGOMERY COUNTY TEXAS (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC)                                                     5.00       03/01/2016         1,783,776
       2,035,000  SAN ANTONIO TX AIRPORT SYSTEM REVENUE IMPORT SUB LIEN
                  PASSENGER FACILITY INSURED (AIRPORT REVENUE LOC)                     5.25       07/01/2025         2,136,221
         200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)@                                                        5.75       02/15/2021           202,190
         160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES
                  B WADLEY REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         6.00       10/01/2017           186,442
       1,500,000  TEXAS STATE AFFORDABLE HOUSING CORPORATION SINGLE FAMILY
                  REVENUE BOND (HOUSING REVENUE LOC)                                   5.10       09/01/2039         1,541,730
       2,395,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B JUNIOR LIEN
                  STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE)                       6.75       01/01/2033         2,059,844
       3,250,000  TEXAS STATE VETERANS HOUSING ASSISTANCE PROGRAM FUND II
                  SERIES A (HOUSING REVENUE)                                           5.65       12/01/2017         3,378,700

                                                                                                                    40,846,315
                                                                                                                --------------

UTAH - 2.55%
         500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS
                  PROJECT COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                 5.80       07/20/2022           518,430
       3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE PROJECT FHA
                  INSURED (HOUSING REVENUE LOC)                                        6.38       11/01/2033         3,373,659
       2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES B STATE
                  FACILITIES MASTER LEASE PROGRAM (LEASE REVENUE)                      5.25       05/15/2024         2,689,250
         250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES C STATE
                  FACILITIES MASTER LEASE PROGRAM (LEASE REVENUE LOC)                  5.50       05/15/2019           285,403
         120,000  WEBER COUNTY UTAH MUNICIPAL BUILDING AUTHORITY LEASE REVENUE
                  MBIA INSURED (LEASE REVENUE LOC)@                                    5.75       12/15/2019           128,048
         880,000  WEBER COUNTY UTAH MUNICIPAL BUILDING AUTHORITY LEASE REVENUE
                  MBIA INSURED (LEASE REVENUE LOC)                                     5.75       12/15/2019           933,909

                                                                                                                     7,928,699
                                                                                                                --------------

VERMONT - 0.00%
          15,000  VERMONT HOUSING FINANCE AGENCY VT HOUSING SERIES 9 (HOUSING
                  REVENUE LOC)                                                         6.00       05/01/2037            15,443
                                                                                                                --------------

WASHINGTON - 5.44%
         500,000  CLARK COUNTY SCHOOL DISTRICT NO.98 HOCKINSON WA (PROPERTY
                  TAX REVENUE LOC)@                                                    6.15       12/01/2015           566,425
       2,000,000  DOUGLAS COUNTY WA PUBLIC UTILITY DISTRICT NUMBER ONE WELLS
                  HYDROELECTRIC SERIES A (GENERAL OBLIGATION - SCHOOL
                  DISTRICTS, FGIC INSURED)                                             4.50       09/01/2030         1,916,060
       2,000,000  ENERGY NORTHWEST WASHINGTON WIND PROJECT REVENUE MBIA
                  INSURED (ELECTRIC REVENUE LOC)                                       4.50       07/01/2018         2,047,880
       2,000,000  KING COUNTY WA PUBLIC HOSPITAL DISTRICT #002 EVERGREEN
                  HEALTHCARE MBIA INSURED (HOSPITAL REVENUE LOC)                       5.00       12/01/2015         2,160,440
       1,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE FSA INSURED
                  (ELECTRIC REVENUE LOC)                                               4.50       08/01/2019         1,016,730
         500,000  SEATTLE WA SERIES B (WATER REVENUE LOC)                              6.00       07/01/2029           547,405
       3,000,000  SPOKANE COUNTY WASHINGTON SCHOOL DISTRICT NUMBER 081 SPOKANE
                  CONVERTIBLE DEFERRED INTEREST (PROPERTY TAX REVENUE LOC)^            4.79       12/01/2024         2,643,690
       2,270,000  VANCOUVER WA SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)           5.00       12/01/2026         2,386,270
       1,710,000  YAKIMA AND BENTON COUNTYS WASHINGTON SCHOOL DISTRICT NO.
                  116-200 GRANDVIEW (PROPERTY TAX REVENUE LOC)                         5.25       12/01/2017         1,888,558
       1,590,000  YAKIMA AND BENTON COUNTYS WASHINGTON SCHOOL DISTRICT NUMBER
                  116-200 GRANDVIEW (PROPERTY TAX REVENUE LOC)                         5.25       12/01/2016         1,758,842

                                                                                                                    16,932,300
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
WISCONSIN - 0.45%
$        370,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                  (HOUSING REVENUE LOC)                                                6.00%      09/01/2015    $      373,389
       1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  WHEATON FRANCISCAN SERVICES PROJECT (HEALTHCARE FACILITIES
                  REVENUE)                                                             6.13       11/15/2015         1,023,140

                                                                                                                     1,396,529
                                                                                                                --------------

WYOMING - 0.16%
         500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP
                  SERIES B LOWER VALLEY POWER & LIGHT PROJECT (FUEL SALES TAX
                  REVENUE)                                                             5.88       05/01/2026           515,420
                                                                                                                --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $263,575,987)                                                                  274,492,439
                                                                                                                --------------

SHARES

SHORT-TERM INVESTMENTS - 2.81%
         547,000  FEDERATED TAX FREE OBLIGATION                                                                        547,000
       8,200,800  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~#                                       8,200,800

                                                                                                                     8,747,800
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,747,800)                                                                       8,747,800
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $289,717,337)*                                      97.41%                                                $  303,380,599
                                                        -------                                                 --------------

OTHER ASSETS AND LIABILITIES, NET                          2.59                                                      8,068,703
                                                        -------                                                 --------------

TOTAL NET ASSETS                                         100.00%                                                $  311,449,302
                                                        -------                                                 --------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,200,800.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 91.65%

COLORADO - 0.76%
$        300,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                              5.70%      09/15/2023    $      308,742
                                                                                                                --------------

NEBRASKA - 90.81%
       1,500,000  CITY OF LINCOLN NE (ELECTRIC REVENUE)                                5.00       09/01/2018         1,594,005
       1,100,000  CITY OF LINCOLN NE (WATER REVENUE)                                   5.00       08/15/2017         1,176,252
       1,000,000  CITY OF LINCOLN NE MBIA INSURED (SEWER REVENUE LOC)                  5.00       06/15/2017         1,071,420
       1,250,000  CITY OF LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)             5.38       08/15/2014         1,334,188
       1,000,000  CITY OF LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT
                  (OTHER REVENUE)                                                      5.00       09/15/2016         1,072,390
         500,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE)                              5.25       12/01/2012           522,310
       1,000,000  CITY OF OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT
                  (SPECIAL TAX REVENUE)                                                6.00       11/01/2014         1,072,320
         865,000  CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A
                  (SALES TAX REVENUE)                                                  5.50       02/01/2017           956,456
         415,000  CITY OF OMAHA NE SERIES A (PROPERTY TAX REVENUE)                     6.50       12/01/2014           502,943
       1,140,000  DODGE COUNTY NE SCHOOL DISTRICT #1 FREMONT FSA INSURED
                  (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                          5.00       12/15/2019         1,216,163
       1,000,000  DOUGLAS COUNTY NE HENRY DOORLY ZOO AQUARIUM PROJECT
                  (RECREATIONAL FACILITIES REVENUE)+                                   5.88       09/01/2014         1,095,340
       1,560,000  DOUGLAS COUNTY NE HOSPITAL AUTHORITY NUMBER 002 GIRLS AND
                  BOYS TOWN PROJECT (HOSPITAL REVENUE)                                 4.35       09/01/2025         1,505,884
       1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX
                  REVENUE)                                                             5.00       12/15/2018         1,601,820
         400,000  DOUGLAS COUNTY NE SCHOOL DISTRICT NUMBER 17 MILLARD SERVICE
                  A (PROPERTY TAX REVENUE LOC)                                         4.50       06/15/2025           399,456
       1,000,000  GRAND ISLAND NE SYSTEM MBIA INSURED (ELECTRIC REVENUE LOC)           5.13       08/15/2016         1,075,730
       1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL
                  HOSPITAL PROJECT SERIES A MBIA INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              5.10       06/01/2010         1,048,880
       2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
                  CENTER PROJECT SERIES A AMBAC INSURED (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              5.50       06/01/2020         2,727,169
       1,750,000  LANCASTER COUNTY SCHOOL DISTRICT NO.1 NE LINCOLN PUBLIC
                  SCHOOLS (PROPERTY TAX REVENUE)                                       5.25       01/15/2022         1,891,837
         745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX
                  SUPPORTED LEASE RENTAL GOC INSURED (LEASE REVENUE LOC)+              5.80       10/15/2018           781,580
       1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH
                  SERVICES PROJECT RADIAN INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.50       07/01/2021         1,057,810
         750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS
                  REVENUE SERIES A (POWER REVENUE LOC)                                 5.25       04/01/2019           813,285
         575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY RADIAN INSURED
                  (COLLEGE & UNIVERSITY REVENUE LOC)                                   5.00       04/01/2016           598,615
       1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV
                  PROJECT (LEASE REVENUE)                                              6.00       02/01/2010         1,368,062
       1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDREN HEALTHCARE
                  SERVICES AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)           5.00       08/15/2011         1,056,520
         145,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER
                  REVENUE)                                                             6.30       09/01/2020           146,538
         210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C GNMA FNMA
                  FHLMC INSURED (HOUSING REVENUE LOC)                                  5.65       03/01/2028           215,206
         370,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED
                  BY GNMA FNMA FHLMC (HOUSING REVENUE LOC)                             5.90       09/01/2024           385,951
         755,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED
                  BY GNMA FNMA FHLMC (HOUSING REVENUE LOC)                             5.95       09/01/2031           784,702
         810,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED
                  (ELECTRIC REVENUE LOC)+                                              5.25       01/01/2012           855,490
         210,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED
                  (ELECTRIC REVENUE LOC)                                               5.25       01/01/2012           220,947
       1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT
                  REVENUE LOC)                                                         5.50       01/01/2012         1,090,640
       2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT
                  REVENUE LOC)                                                         5.50       01/01/2014         2,174,280
         250,000  OMAHA NE PARKING FACILITIES CORPORATION OMAHA PARK SEVEN
                  PROJECT SERIES A (LEASE REVENUE)+                                    5.50       05/01/2016           255,570
       1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE)           5.40       02/01/2006         1,008,530
       1,000,000  OMAHA NE SPECIAL TAX REVENUE HERITAGE (TAX REVENUE)                  5.00       10/15/2022         1,060,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
NEBRASKA (continued)
$      1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED
                  MAINTENANCE PROJECT (COLLEGE & UNIVERSITY REVENUE)                   5.25%      07/15/2011    $    1,050,100

                                                                                                                    36,788,809
                                                                                                                --------------

NEVADA - 0.08%
          30,000  NEVADA HOUSING DIVISION SINGLE FAMILY SERIES A-1 (HOUSING
                  REVENUE)                                                             5.60       10/01/2007            30,877
                                                                                                                --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $35,376,625)                                                                    37,128,428
                                                                                                                --------------
SHARES

SHORT-TERM INVESTMENTS - 7.65%
       1,511,000  FEDERATED TAX FREE OBLIGATION                                                                      1,511,000
       1,587,988  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                      1,587,988

                                                                                                                     3,098,988
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,098,988)                                                                       3,098,988
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $38,475,613)*                                       99.30%                                                $   40,227,416
                                                        -------                                                 --------------

OTHER ASSETS AND LIABILITIES, NET                          0.70                                                        283,237
                                                        -------                                                 --------------

TOTAL NET ASSETS                                         100.00%                                                $   40,510,653
                                                        -------                                                 --------------

+ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,587,988.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 0.47%

HEALTH CARE COST CONTAINMENT - 0.47%
$      3,975,000  ATLANTA GA (AIRPORT REVENUE, MBIA INSURED)^                          5.55%      01/01/2010    $    3,149,432
                                                                                                                --------------

TOTAL CORPORATE BONDS & NOTES (COST $3,162,543)                                                                      3,149,432
                                                                                                                --------------

MUNICIPAL BONDS & NOTES - 97.59%

ALABAMA - 2.07%
          75,000  ALABAMA 21ST CENTURY AUTHORITY (EXCISE TAX REVENUE)                  5.00       12/01/2007            77,263
         350,000  BIRMINGHAM AL BAPTIST MEDICAL CENTERS SPECIAL CARE FACILITIES
                  FINANCING AUTHORITY BAPTIST HEALTH SYSTEM SERIES C
                  (HEALTHCARE FACILITIES REVENUE)@+/-                                  4.35       11/15/2016           352,023
       2,500,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A-1
                  (HEALTHCARE FACILITIES REVENUE)@                                     4.35       11/15/2028         2,514,225
       7,265,000  BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  BAPTIST MEDICAL CENTERS HEALTH SYSTEM SERIES A-2
                  (HEALTHCARE FACILITIES REVENUE)@                                     4.35       11/15/2028         7,306,338
       2,465,000  JEFFERSON COUNTY AL (GENERAL OBLIGATION - SCHOOL DISTRICTS)          5.00       01/01/2008         2,547,011
       1,000,000  MOBILE AL (PROPERTY TAX REVENUE)                                     6.20       02/15/2007         1,041,850

                                                                                                                    13,838,710
                                                                                                                --------------

ALASKA - 0.73%
         460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
                  REVENUE LOC)                                                         6.00       01/01/2015           496,786
         255,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             4.50       06/01/2008           258,830
       1,300,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             5.60       06/01/2009         1,370,252
       1,675,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             5.60       06/01/2010         1,784,344
         910,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK (EXCISE TAX
                  REVENUE)                                                             6.20       06/01/2022           962,271

                                                                                                                     4,872,483
                                                                                                                --------------

ARIZONA - 2.60%
         135,000  COOLIDGE ARIZONA UNIVERSITY SCHOOL DISTRICT 21 (LEASE REVENUE)       3.65       04/01/2008           133,948
         100,000  COOLIDGE ARIZONA UNIVERSITY SCHOOL DISTRICT 21 (LEASE REVENUE)       3.75       10/01/2008            99,243
         350,000  COOLIDGE ARIZONA UNIVERSITY SCHOOL DISTRICT 21 (LEASE REVENUE)       3.95       04/01/2009           348,530
         160,000  COOLIDGE ARIZONA UNIVERSITY SCHOOL DISTRICT 21 (LEASE REVENUE)       4.00       10/01/2009           159,414
         315,000  COOLIDGE ARIZONA UNIVERSITY SCHOOL DISTRICT 21 (LEASE REVENUE)       4.10       04/01/2010           314,294
         600,000  COOLIDGE ARIZONA UNIVERSITY SCHOOL DISTRICT 21 (LEASE REVENUE)       4.15       10/01/2010           598,926
       5,000,000  MARICOPA COUNTY AZ (INDUSTRIAL DEVELOPMENT REVENUE, FNMA
                  INSURED)@+/-                                                         3.65       09/15/2035         4,986,650
       1,215,000  MARICOPA COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 4.75       08/01/2020         1,215,365
       1,265,000  SANTA CRUZ COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE)@+/-        4.75       08/01/2020         1,259,194
       2,390,000  TUCSON & PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITIES
                  SINGLE FAMILY MORTGAGE REVENUE SERIES 1A (SINGLE FAMILY
                  MORTGAGE REVENUE LOC)+/-                                             5.50       01/01/2035         2,447,910
       3,540,673  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
                  FORT APACHE TIMBER EQUIPMENT LEASE                                   6.25       03/04/2012         3,669,129
       2,105,000  YAVAPAI COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE)               5.45       06/01/2033         2,145,353

                                                                                                                    17,377,956
                                                                                                                --------------

ARKANSAS - 0.45%
         420,000  GARLAND COUNTY AR FACILITIES BOARD (WATER & WASTEWATER
                  AUTHORITY REVENUE)                                                   3.50       10/01/2006           420,000
         500,000  GARLAND COUNTY AR FACILITIES BOARD (WATER & WASTEWATER
                  AUTHORITY REVENUE)                                                   4.20       10/01/2009           498,540
         495,000  GARLAND COUNTY AR FACILITIES BOARD (WATER & WASTEWATER
                  AUTHORITY REVENUE)                                                   4.30       10/01/2010           493,347
         575,000  GARLAND COUNTY AR FACILITIES BOARD (WATER & WASTEWATER
                  AUTHORITY REVENUE)                                                   4.40       10/01/2011           571,556
         505,000  GARLAND COUNTY AR FACILITIES BOARD (WATER & WASTEWATER
                  AUTHORITY REVENUE)                                                   4.50       10/01/2012           499,919

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ARKANSAS (CONTINUED)
$         510,000  GARLAND COUNTY AR FACILITIES BOARD HOT SPRINGS VILLAGE (WATER
                  REVENUE)                                                             3.75%      10/01/2007    $      510,000

                                                                                                                     2,993,362
                                                                                                                --------------

CALIFORNIA - 4.80%
         350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
                  ARCHSTONE REDWOOD SERIES A (HOUSING REVENUE)@+/-                     5.30       10/01/2008           367,066
         500,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
                  ASSOCIATES- SERIES C (HEALTHCARE FACILITIES REVENUE)                 4.00       03/01/2008           505,785
         500,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS CA (OTHER REVENUE)            4.00       07/01/2006           502,410
       2,610,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES A
                  (HOUSING REVENUE LOC)+/-                                             6.63       06/01/2033         2,656,223
       1,100,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES C-7 FSA
                  INSURED (WATER REVENUE LOC)@+/-                                      2.70       05/01/2022         1,100,000
         250,000  CALIFORNIA STATE DWR SERIES A (UTILITIES REVENUE)                    5.50       05/01/2007           259,183
         675,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES
                  A-4 (HOUSING REVENUE)@+/-                                            5.25       05/15/2025           699,968
       4,600,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY
                  CERTIFICATE PARTICIPATION OBLIGATED GROUP ACA INSURED
                  (HOSPITAL REVENUE LOC)@+/-                                           4.25       12/01/2028         4,600,000
         750,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES B
                  (OTHER REVENUE)@                                                     5.50       06/01/2019           780,435
       1,835,846  PASADENA CA (HEALTHCARE FACILITIES REVENUE)                          4.50       12/19/2006         1,839,793
         165,544  PASADENA CA (HEALTHCARE FACILITIES REVENUE)                          5.27       12/19/2006           165,544
       6,500,000  SACRAMENTO COUNTY CA SANITATION DISTRICT SERIES 2000A (SEWER
                  REVENUE)@                                                            5.88       12/01/2027         6,595,680
      10,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMUNITY
                  INTERNATIONAL AIRPORT REVENUE SECOND SERIES 31A XLCA
                  INSURED (AIRPORT REVENUE LOC)@+/-                                    2.80       05/01/2025        10,000,000
         320,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                             5.00       03/01/2006           320,579
       1,650,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                             5.50       03/01/2008         1,666,863

                                                                                                                    32,059,529
                                                                                                                --------------

COLORADO - 1.80%
       1,545,000  BEACON POINT CO                                                      4.38       12/01/2015         1,537,012
         460,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                  SCHOOL DENVER ARTS SCHOOL PROJECT (EDUCATIONAL FACILITIES
                  REVENUE)                                                             7.00       05/01/2011           476,900
       2,125,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY DENVER
                  ACADEMY SERIES A (EDUCATIONAL FACILITIES REVENUE)                    5.00       05/01/2008         2,146,973
       1,270,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LUTHERAN
                  HIGH SCHOOL ASSOCIATION PROJECT A (OTHER REVENUE)                    7.00       06/01/2012         1,306,525
          20,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                              4.90       09/15/2007            20,136
       1,760,000  COLORADO HFA SERIES A2 (HOUSING REVENUE LOC)                         6.60       05/01/2028         1,790,430
       2,240,000  EL PASO COUNTY CO SINGLE FAMILY MORTGAGE REVENUE (SINGLE
                  FAMILY MORTGAGE REVENUE LOC)+/-                                      6.20       11/01/2032         2,302,787
         835,000  GARFIELD COUNTY CO VALLEY VIEW HOSPITAL ASSOCIATION PROJECT
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         4.00       05/15/2009           846,657
       1,000,000  HIGH PLAINS CO METROPOLITAN DISTRICT (OTHER REVENUE)                 4.38       12/01/2015           994,830
         580,000  HIGHLANDS COUNTY RANCH METROPOLITAN DISTRICT NUMBER 3 SERIES
                  A (PROPERTY TAX REVENUE LOC)                                         5.00       12/01/2006           590,881

                                                                                                                    12,013,131
                                                                                                                --------------

CONNECTICUT - 0.37%
       1,020,001  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY NEW
                  OPPORTUNITIES FOR WATERBURY SERIES A (LEASE REVENUE LOC)             6.75       07/01/2013         1,061,106
         500,000  MASHANTUCKET CT WESTERN PEQUOT TRIBE SERIES A (SPECIAL
                  REVENUE)++                                                           6.40       09/01/2011           521,385
         850,000  MOHEGAN TRIBE CT (OTHER REVENUE)                                     5.50       01/01/2006           854,556

                                                                                                                     2,437,047
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
DISTRICT OF COLUMBIA - 0.09%
$        580,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING
                  CORPORATION (EXCISE TAX REVENUE)                                     5.38%      05/15/2010    $      612,091
                                                                                                                --------------

FLORIDA - 7.27%
       2,100,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY RETIREMENT
                  HOUSING FUNDING (HEALTHCARE FACILITIES REVENUE LOC)@+/-              4.35       12/01/2028         2,100,000
         218,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                 6.50       09/01/2022           220,263
       1,280,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.00       12/01/2007         1,326,579
       1,950,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.38       12/01/2009         2,077,783
       4,000,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.38       12/01/2010         4,234,400
       3,375,000  BROWARD COUNTY FL WHEELABRATOR SERIES A (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 4.50       12/01/2011         3,482,629
       1,280,000  DUVAL COUNTY FL HFA LINDSAY TERRACE APARTMENTS PROJECT
                  (HOUSING REVENUE LOC)                                                5.00       01/01/2012         1,343,616
       1,655,000  ESCAMBIA COUNTY FL HFA MULTICOUNTY SERIES A-2 (HOUSING
                  REVENUE LOC)                                                         6.95       04/01/2024         1,707,381
       4,155,000  FLORIDA HFA MFHR ANDOVER PROJECT (HOUSING REVENUE)@                  6.35       05/01/2026         4,369,398
       2,485,000  FLORIDA STATE BOARD OF EDUCATION PUBLIC EDUCATION (PROPERTY
                  TAX REVENUE)                                                         6.20       05/01/2006         2,508,732
         970,000  HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES PROJECT
                  UNIVERSITY COMMUNITY HOSPITAL SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              4.90       08/15/2007           976,906
       2,500,000  HILLSBOROUGH COUNTY FL IDA MFHR OAKS AT RIVERVIEW PROJECT
                  SERIES B (HOUSING REVENUE)                                           2.13       01/01/2007         2,449,175
       1,600,000  HILLSBOROUGH COUNTY FL IDA TAMPA ELECTRIC COMPANY (OTHER
                  REVENUE)@                                                            4.25       11/01/2020         1,613,232
         750,000  HILLSBOROUGH COUNTY FL IDA TAMPA GENERAL HOSPITAL PROJECT
                  SERIES A (HEALTHCARE FACILITIES REVENUE)                             5.00       10/01/2008           780,173
         455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
                  SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)               3.63       10/01/2008           453,144
         605,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
                  SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)               3.80       10/01/2009           603,445
         500,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGING
                  SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)               4.00       10/01/2010           500,225
         370,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING
                  REVENUE LOC)                                                         6.50       11/01/2023           370,803
         595,000  NORTH BROWARD FL HOSPITAL DISTRICT (HEALTHCARE FACILITIES
                  REVENUE)                                                             4.70       01/15/2006           596,874
       1,305,000  OCEAN HIGHWAY & PORT AUTHORITY FL SOLID WASTE JEFFERSON
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     6.50       11/01/2006         1,333,671
       3,500,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)@+/-                     2.75       10/08/2026         3,500,000
       1,500,000  ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HEALTHCARE
                  FACILITIES REVENUE, RADIAN INSURED)@+/-                              2.73       10/27/2022         1,500,000
       2,940,000  PINELLAS COUNTY FL HOUSING FINANCIAL AUTHORITY SINGLE FAMILY
                  HOUSING REVENUE AMOUNT MULTI COUNTY PROGRAM SERIES A-1 GNMA
                  INSURED (HOUSING REVENUE LOC)                                        5.50       09/01/2035         3,099,201
       2,000,000  PINELLAS COUNTY FL HOUSING FINANCING AUTHORITY (HOUSING
                  REVENUE, GNMA INSURED)                                               5.20       03/01/2036         2,100,760
       1,483,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CTFS FL SERIES 2004
                  C CLASS A                                                            4.05       11/01/2008         1,462,208
       1,000,000  UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED FLORIDA CAPITAL
                  IMPROVEMENT (SPORTS FACILITIES REVENUE, SUNTRUST BANK LOC)@+/-       3.50       10/01/2020           997,950
         745,000  VOLUSIA COUNTY FL EDFA EMBRY RIDDLE AERONAUTICAL (COLLEGE
                  AND UNIVERSITY REVENUE LOC)                                          2.50       10/15/2006           738,511
       2,050,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)@+/-                                                     4.35       12/01/2028         2,050,000

                                                                                                                    48,497,059
                                                                                                                --------------

GEORGIA - 2.80%
       1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                              5.50       11/01/2011         1,109,320
       5,000,000  BURKE COUNTY GA DEVELOPMENT AUTHORITY (POLLUTION CONTROL
                  REVENUE)@+/-                                                         2.55       10/01/2032         5,000,000
       2,838,602  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE                   4.20       08/01/2013         2,846,408
       1,051,538  DALTON GA SCHOOL DISTRICT LEASE NUMBER 996-021203 SERIES B           4.20       08/01/2013         1,054,429

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
GEORGIA (CONTINUED)
$        150,000  DE KALB COUNTY GA KINGS BRIDGE SERIES A (HEALTHCARE
                  FACILITIES REVENUE)                                                  8.00%      07/01/2006    $      153,389
       2,100,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS
                  APARTMENTS (HOUSING REVENUE)@+/-                                     2.25       12/01/2037         2,100,000
         901,588  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE
                  (LEASE REVENUE)                                                      4.20       03/01/2013           901,994
         531,602  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE            4.20       03/01/2013           531,735
       5,000,000  ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
                  INCORPORATED (HOSPITAL REVENUE LOC)@+/-                              2.30       10/01/2033         5,000,000

                                                                                                                    18,697,275
                                                                                                                --------------

IDAHO - 0.30%
       2,000,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT NUMBER 2004-1               3.25       01/15/2007         1,992,740
                                                                                                                --------------

ILLINOIS - 5.45%
         435,000  ALTON IL ST. ANTHONY'S HEALTH CENTER (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.50       09/01/2006           435,313
       4,050,000  AURORA IL SERIES B (TAX REVENUE)                                     4.90       12/30/2011         4,085,518
         940,000  AURORA IL TAX INCREMENTAL REVENUE (TAX INCREMENTAL REVENUE)          5.00       12/30/2008           952,295
         990,000  AURORA IL TAX INCREMENTAL REVENUE (TAX INCREMENTAL REVENUE)          5.00       12/30/2009         1,005,058
       5,910,000  CHICAGO IL TRANSIT AUTHORITY SERIES B DOUGLAS BRANCH
                  RECONSTRUCTION                                                       4.25       06/01/2008         5,915,555
         340,000  GODLEY PARK DISTRICT IL (PROPERTY TAX REVENUE)                       3.65       12/01/2005           340,180
       1,000,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 4.80       08/01/2025         1,000,300
         510,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHAB PROVIDERS SERIES
                  A (HEALTHCARE FACILITIES REVENUE)                                    5.38       07/01/2009           520,450
         175,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHAB PROVIDERS SERIES
                  A (INDUSTRIAL DEVELOPMENT REVENUE)                                   4.90       07/01/2007           176,097
         200,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)                            5.50       07/01/2012           207,352
         315,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS
                  (HEALTHCARE FACILITIES REVENUE)                                      4.63       07/01/2008           315,381
         100,000  ILLINOIS FINANCE AUTHORITY SECTION 8 GALESBURG TOWERS SERIES
                  A (HOUSING REVENUE LOC)                                              5.80       03/01/2006            99,915
       2,000,000  ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
                  PROJECT (HEALTHCARE FACILITIES REVENUE)@+/-                          3.75       05/15/2015         1,991,600
         630,000  ILLINOIS HEALTH FACILITIES AUTHORITY ADVOCATE HEALTH CARE
                  SERIES A (HEALTHCARE FACILITIES REVENUE)                             5.30       08/15/2007           651,830
         670,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                  HOSPITAL (HEALTHCARE FACILITIES REVENUE)                             4.20       10/01/2005           670,020
       5,500,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS
                  SERVICES INCORPORATED SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)@+/-                                                     4.00       12/01/2022         5,547,300
         725,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
                  SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                  5.25       10/01/2009           762,555
         500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE,
                  FIRST SECURITY BANK LOC)                                             4.38       07/01/2015           499,775
         310,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2019           309,975
       1,110,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2020         1,109,911
       1,180,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2021         1,179,906
       1,255,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2022         1,254,900
       1,330,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2023         1,329,894
       1,415,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2024         1,414,887
         635,000  MATTESON IL (TAX INCREMENTAL REVENUE)                                3.00       12/01/2005           635,387
       1,625,000  SALEM IL AMERICANA BUILDING PRODUCTS (INDUSTRIAL
                  DEVELOPMENT REVENUE)@+/-                                             3.35       04/01/2017         1,625,000
       1,740,000  UNIVERSITY OF ILLINOIS UTILITY INFRASTRUCTURE PROJECTS
                  (LEASE REVENUE LOC)                                                  5.00       08/15/2009         1,846,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
ILLINOIS (CONTINUED)
$        450,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS
                  HOSPITAL (HEALTHCARE FACILITIES REVENUE)                             6.05%      12/01/2011   $       494,087

                                                                                                                    36,376,825
                                                                                                                --------------

INDIANA - 0.30%
       2,000,000  INDIANA STATE DEVELOPMENT FINANCING AUTHORITY ENVIRONMENTAL
                  (STATE & LOCAL GOVERNMENTS, XL CAPITAL ASSURANCE COMPANY
                  INSURED)@+/-                                                         2.68       12/01/2039         2,000,000
                                                                                                                --------------

IOWA - 1.01%
         750,000  CEDAR RAPIDS IA COTTAGE GROVE SERIES B (HEALTHCARE
                  FACILITIES REVENUE)@+/-                                              5.63       07/01/2028           743,760
       2,350,000  CORALVILLE IA SERIES K                                               5.00       06/01/2007         2,405,789
       2,455,000  SHELDON IA REVENUE SIOUX VALLEY HOSPITALS & HEALTH SYSTEMS
                  (HEALTHCARE FACILITIES REVENUE)@+/-                                  3.05       11/01/2015         2,455,000
       1,045,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES B (EXCISE TAX
                  REVENUE)                                                             5.50       06/01/2011         1,115,558

                                                                                                                     6,720,107
                                                                                                                --------------

KANSAS - 1.82%
       1,035,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT (SALES TAX
                  REVENUE)                                                             4.15       08/01/2015         1,057,760
       4,950,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE)                         4.75       12/01/2016         5,045,733
       3,500,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK N.A. LOC)      3.75       12/01/2012         3,529,365
       2,500,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK N.A. LOC)      3.85       12/01/2013         2,520,050

                                                                                                                    12,152,908
                                                                                                                --------------

KENTUCKY - 0.33%
       2,000,000  ASHLAND KY PCR (INDUSTRIAL DEVELOPMENT REVENUE)                      5.70       11/01/2009         2,180,180
                                                                                                                --------------

LOUISIANA - 1.03%
       1,580,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY (HOUSING
                  REVENUE LOC)                                                         7.55       12/01/2026         1,637,812
       1,000,000  LOUISIANA OFFSHORE TERMINAL AUTHORITY LOOP LOC PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 3.65       10/01/2021           993,150
         570,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT (HARBOR
                  DEPARTMENT REVENUE)                                                  5.00       09/01/2007           571,932
         270,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES A
                  (AIRPORT REVENUE)                                                    5.00       09/01/2007           270,915
         900,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT SERIES D
                  (AIRPORT REVENUE)                                                    5.00       09/01/2007           903,051
       2,415,000  VILLAGE OF EPPS LA (LEASE REVENUE)                                   7.25       06/01/2009         2,464,798

                                                                                                                     6,841,658
                                                                                                                --------------

MASSACHUSETTS - 1.48%
       1,000,000  BOSTON MA INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY PILOT
                  SEAFOOD PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                 5.88       04/01/2030         1,021,220
         315,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL
                  DISABILITIES INCORPORATED                                            6.25       06/01/2008           321,029
       2,750,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CARITAS CHRISTI OBLIGATION GROUP SERIES A (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.25       07/01/2006         2,775,272
         775,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY EYE &
                  EAR INFIRMARY SERIES B (HEALTHCARE FACILITIES REVENUE LOC)           5.25       07/01/2009           812,921
         500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A
                  (OTHER REVENUE)+/-                                                   4.95       12/01/2006           505,835
       1,335,000  PITTSFIELD MA ANTICIPATION NOTES (PROPERTY TAX REVENUE)              3.00       10/21/2005         1,335,040
       3,100,000  WORCESTER MA REGIONAL TRANSPORTATION AUTHORITY REVENUE
                  ANTICIPATION NOTES (OTHER REVENUE)                                   4.00       06/30/2006         3,112,617

                                                                                                                     9,883,934
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
MICHIGAN - 0.76%
$      3,000,000  MICHIGAN STRATEGIC LIMITED OBLIGATION WASTE MANAGEMENT
                  (OTHER REVENUE)@+/-                                                  3.15%      12/01/2013    $    2,996,190
         850,000  MICHIGAN STRATEGIC WASTE MANAGEMENTS INCORPORATED PROJECT
                  (SEWER REVENUE)@+/-                                                  4.20       12/01/2012           850,943
         450,000  SUMMIT ACADEMY NORTH MI PUBLIC SCHOOL ACADEMY (EDUCATIONAL
                  FACILITIES REVENUE)                                                  4.75       11/01/2011           448,925
         800,000  SUMMIT ACADEMY NORTH MICHIGAN PUBLIC SCHOOL ACADEMY (OTHER
                  REVENUE)                                                             5.00       11/01/2015           801,848

                                                                                                                     5,097,906
                                                                                                                --------------

MINNESOTA - 1.40%
       1,250,000  MINNEAPOLIS & ST PAUL MN HOUSING FINANCE BOARD SERIES A3
                  (HOUSING REVENUE, GNMA INSURED)                                      5.10       04/01/2027         1,323,162
         470,000  MINNESOTA DULUTH APARTMENT LEASE REVENUE SERIES 95C
                  (AIRPORT REVENUE LOC)@                                               6.25       08/01/2014           471,166
       2,150,000  MINNESOTA HFA RESIDENTIAL HOUSING FINANCE SERIES B (HOUSING
                  REVENUE)                                                             5.00       07/01/2034         2,216,908
       4,000,000  MINNESOTA HFA RESIDENTIAL HOUSING SERIES L-2 (HOUSING
                  REVENUE)@                                                            2.35       01/01/2031         3,956,240
         125,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY HAMLINE
                  UNIVERSITY SERIES 4I (COLLEGE AND UNIVERSITY REVENUE LOC)            5.65       10/01/2007           127,564
       1,274,015  MINNESOTA STATE (LEASE REVENUE)                                      3.50       06/30/2007         1,272,257

                                                                                                                     9,367,297
                                                                                                                --------------

MISSISSIPPI - 1.44%
       7,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                  REVENUE, GIC-RABOBANK NEDERLAND LOC)                                 3.40       08/01/2007         6,965,350
       2,500,000  MISSISSIPPI HOME COROPORATION SINGLE FAMILY REVENUE
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (SINGLE FAMILY
                  HOUSING REVENUE LOC)+/-                                              6.35       06/01/2030         2,634,700

                                                                                                                     9,600,050
                                                                                                                --------------

MISSOURI - 3.40%
       2,955,000  CHESTERFIELD MO REFUNDING & IMPROVEMENTS CHESTERFIELD VALLEY
                  PROJECT (TAX REVENUE)                                                4.50       04/15/2016         2,957,098
         135,000  ELLISVILLE MO IDA GAMBRILL GARDENS PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.20       06/01/2006           136,003
       7,000,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 3.88       08/01/2018         6,922,300
         375,000  I-470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO
                  (TRANSPORTATION REVENUE)                                             5.20       05/01/2006           377,040
       2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL
                  ROAD REVENUE)                                                        5.25       12/01/2014         2,017,860
         800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                  AUTHORITY AMERICAN CYANAMID COMPANY (INDUSTRIAL DEVELOPMENT
                  REVENUE)                                                             5.80       09/01/2009           855,232
       5,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST
                  LOUIS CITY SCHOOL DISTRICT SERIES H (OTHER REVENUE)                  3.25       11/14/2005         4,999,850
       2,500,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY (HOUSING
                  REVENUE, GNMA INSURED)                                               5.60       09/01/2035         2,671,775
         915,000  NEVADA MO NEVADA REGIONAL MEDICAL CENTER (HEALTHCARE
                  FACILITIES REVENUE)                                                  6.00       10/01/2007           934,553
         775,000  SPRINGFIELD MO LAND CLEARANCE REDEVELOPMENT AUTHORITY
                  UNIVERSITY PLAZA PROJECT (OTHER REVENUE)                             6.30       10/01/2006           789,268

                                                                                                                    22,660,979
                                                                                                                --------------

MONTANA - 0.34%
       1,260,000  BILLINGS MT (TAX INCREMENTAL REVENUE)                                2.96       03/01/2006         1,255,363
       1,000,000  BILLINGS MT (TAX INCREMENTAL REVENUE)                                3.38       03/01/2007           991,820

                                                                                                                     2,247,183
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
NEVADA - 0.32%
$        605,000  CLARK COUNTY NV IMPROVEMENT DISTRICT 108 & 124 SERIES B
                  (OTHER REVENUE)                                                      4.10%      02/01/2008    $      605,242
       1,500,000  LAS VEGAS NV PAINTER TRIBE SERIES A (OTHER REVENUE LOC)              4.65       11/01/2005         1,501,410

                                                                                                                     2,106,652
                                                                                                                --------------

NEW HAMPSHIRE - 1.35%
       1,140,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY SERIES A
                  (OTHER REVENUE LOC)                                                  5.80       01/01/2009         1,201,218
       4,000,000  MERRIMACK COUNTY NH TAX ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                             3.35       12/28/2005         4,000,400
         490,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
                  HAMPSHIRE MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                  REVENUE)                                                             3.00       10/01/2006           489,686
       1,420,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY NEW
                  HAMPSHIRE MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                  REVENUE)                                                             4.00       10/01/2007         1,436,500
       1,795,000  NEW HAMPSHIRE STATE HOUSING FINANCE AUTHORITY (HOUSING
                  REVENUE)+/-                                                          6.30       07/01/2031         1,858,759

                                                                                                                     8,986,563
                                                                                                                --------------

NEW JERSEY - 4.55%
       1,500,000  BAYONNE NJ PARKING AUTHORITY PARKING PROJECT (PARKING
                  FACILITIES REVENUE LOC)                                              5.00       03/15/2007         1,515,795
       4,000,000  BAYONNE NJ TAX ANTICIPATION NOTES SERIES B (PROPERTY TAX
                  REVENUE)                                                             5.00       11/15/2005         4,005,240
       2,750,000  CAMDEN NJ BOND ANTICIPATION NOTES SERIES B (PROPERTY TAX
                  REVENUE)                                                             4.25       09/06/2006         2,774,063
       1,490,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                  REVENUE (OTHER REVENUE)                                              5.63       06/15/2017         1,537,471
         400,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FIRST MORTGAGE
                  WINCHESTER SERIES A (HEALTHCARE FACILITIES REVENUE)                  2.60       11/01/2005           399,612
       8,750,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY SCHOOL FACILITIES@+/-      2.75       03/01/2025         8,750,000
       1,095,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              4.80       08/01/2021         1,110,144
       4,885,000  NEW JERSEY HFFA ST. JOSEPH'S HOSPITAL & MEDICAL CENTER SERIES
                  A (HEALTHCARE FACILITIES REVENUE LOC)                                5.60       07/01/2007         5,056,561
       3,000,000  NEW JERSEY STATE TRANSPORTATION CORPORATION CTFS FED TRAN
                  ADMIN GRANTS SERIES B (TRANSPORTATION REVENUE)                       5.50       09/15/2008         3,192,540
         290,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY (EXCISE
                  TAX REVENUE)                                                         5.00       06/01/2009           299,790
       1,165,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY (EXCISE
                  TAX REVENUE)                                                         4.38       06/01/2019         1,179,330
         500,000  UNION COUNTY NJ POLLUTION CONTROL FINANCING AUTHORITY
                  AMERICAN CYANAMID COMPANY (INDUSTRIAL DEVELOPMENT REVENUE)           5.80       09/01/2009           531,530

                                                                                                                    30,352,076
                                                                                                                --------------

NEW MEXICO - 0.72%
         755,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     3.75       04/01/2010           766,906
       1,000,000  FARMINGTON NM EL PASO (OTHER REVENUE, FGIC INSURED)@+/-              4.00       06/01/2032         1,007,040
         175,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION SERIES II C
                  (EDUCATIONAL FACILITIES REVENUE LOC)                                 6.00       12/01/2008           176,411
         780,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2
                  (HOUSING REVENUE LOC)                                                7.10       09/01/2030           804,344
       1,460,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2
                  (HOUSING REVENUE LOC)                                                6.75       09/01/2029         1,531,365
         515,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2
                  (HOUSING REVENUE LOC)                                                6.80       03/01/2031           539,905

                                                                                                                     4,825,971
                                                                                                                --------------

NEW YORK - 2.11%
         715,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C
                  (HEALTHCARE FACILITIES REVENUE)                                      5.63       11/01/2010           765,150
         200,000  NASSAU COUNTY NY IDA SPECIAL NEEDS SERIES B-1 (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 6.50       07/01/2006           202,524

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
NEW YORK (CONTINUED)
         435,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM (LEASE
$                 REVENUE)                                                             5.13%      11/01/2006    $      435,774
         620,000  NEW YORK NY IDA SPECIAL NEEDS FACILITIES PROGRAM A1
                  (INDUSTRIAL DEVELOPMENT REVENUE)                                     6.50       07/01/2006           620,323
         220,000  NEW YORK NY SERIES A (PROPERTY TAX REVENUE)                          6.13       08/01/2006           225,944
         700,000  NEW YORK NY SERIES B (PROPERTY TAX REVENUE)                          8.25       06/01/2006           724,703
       1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
                  FACILITIES (GENERAL OBLIGATION - STATES, TERRITORIES)                5.00       11/01/2011         1,061,950
       7,865,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
                  SERIES C (COLLEGE & UNIVERSITY REVENUE)                              7.50       07/01/2010         8,688,544
       1,000,000  SCHENECTADY NY (TAX REVENUE)                                         5.90       12/30/2005           998,820
         105,000  SUFFOLK COUNTY NY (OTHER REVENUE)                                    6.50       07/01/2006           106,325
         165,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C-1
                  (OTHER REVENUE)                                                      6.88       07/01/2010           174,286
          70,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
                  (EXCISE TAX REVENUE)                                                 5.00       06/01/2010            70,116

                                                                                                                    14,074,459
                                                                                                                --------------

NORTH CAROLINA - 0.72%
         790,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
                  (UTILITIES REVENUE LOC)                                              6.00       01/01/2006           796,059
       1,600,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D
                  (UTILITIES REVENUE)                                                  6.00       01/01/2009         1,658,208
       2,145,000  NORTH CAROLINA HOUSING FINANCE AGENCY (SINGLE FAMILY HOUSING
                  REVENUE)                                                             6.25       03/01/2028         2,198,539
         115,000  NORTH CAROLINA MUNICIPAL POWER AGENCY NUMBER 1 CATAWBA
                  ELECTRIC REVENUE (ELECTRIC REVENUE)                                  7.25       01/01/2007           120,594

                                                                                                                     4,773,400
                                                                                                                --------------

NORTH DAKOTA - 1.01%
       1,580,000  NORTH DAKOTA STATE HOUSING (HOUSING REVENUE)                         3.70       01/01/2009         1,586,193
       1,480,000  NORTH DAKOTA STATE HOUSING (HOUSING REVENUE)                         4.10       01/01/2011         1,492,462
       1,060,000  NORTH DAKOTA STATE HOUSING (HOUSING REVENUE)                         4.20       07/01/2011         1,074,278
       2,600,000  UNDERWOOD ND (POLLUTION CONTROL REVENUE, GUARANTEE
                  AGREEMENT)@+/-                                                       2.60       08/01/2008         2,600,000

                                                                                                                     6,752,933
                                                                                                                --------------

OHIO - 2.15%
       2,070,000  BEAVERCREEK CITY OH SCHOOL DISTRICT TAX ANTICIPATION NOTES
                  (TAX INCREMENTAL REVENUE)                                            4.00       12/01/2005         2,072,236
         820,000  COUNTY OF ATHENS OH O'BLENESS SERIES A (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.00       11/15/2008           836,195
          60,158  CUYAHOGA COUNTY OH PARKLANE APARTMENTS SERIES A1 (HOUSING
                  REVENUE)+/-                                                          6.00       10/01/2037            43,263
         104,374  CUYAHOGA COUNTY OH PARKLANE APARTMENTS SERIES A2 (HOUSING
                  REVENUE)                                                             5.46       10/01/2037               104
       1,330,000  FRANKLIN COUNTY OH CAPITOL SOUTH COMMUNITY URBAN (LEASE
                  REVENUE)                                                             4.85       06/01/2006         1,340,361
         700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.50       02/15/2008           731,416
       2,450,000  LORAIN OH (PROPERTY TAX REVENUE)                                     4.00       10/06/2005         2,450,123
       3,000,000  LORAIN OH SERIES B (GENERAL OBLIGATION - BOND BANK)                  4.50       10/04/2006         3,022,620
         265,000  MEDINA COUNTY OH CAMELOT PLACE LIMITED SERIES A (HOUSING
                  REVENUE)                                                             8.10       10/01/2013           266,640
         500,000  MONTGOMERY COUNTY OH KETTERING MEDICAL CENTER (HEALTHCARE
                  FACILITIES REVENUE)                                                  6.00       04/01/2008           528,290
       2,110,000  OHIO AIR QUALITY DEVELOPMENT AUTHORITY (POLLUTION CONTROL
                  REVENUE, FGIC INSURED)@+/-                                           2.55       03/01/2018         2,110,000
         950,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY
                  SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        3.35       06/01/2033           950,304

                                                                                                                    14,351,552
                                                                                                                --------------

OKLAHOMA - 1.70%
       1,510,000  CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES
                  (EDUCATIONAL FACILITIES REVENUE)                                     3.63       09/01/2008         1,502,601
       2,000,000  CACHE OK EDUCATIONAL GACS AUTHORITY EDUCATIONAL FACILITIES
                  (OTHER REVENUE)                                                      3.90       09/01/2010         1,993,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
OKLAHOMA (CONTINUED)
$        305,000  CITIZEN POTAWATOMI NATION OK SERIES A (OTHER REVENUE)                4.15%      09/01/2006    $      303,182
       1,000,000  KINGFISHER OK SPECIAL PROJECTS AUTHORITY KINGFISHER PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                      4.10       09/01/2009         1,001,520
       2,005,000  OKARCHE OK ECONOMIC DEVELOPMENT AUTHORITY CHICKASHA PUBLIC
                  SCHOOLS PROJECT (UTILITIES REVENUE)                                  4.50       09/01/2008         2,069,521
         975,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY COMANCHE COUNTY
                  HOSPITAL PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE)            5.35       07/01/2008         1,012,274
       1,325,000  OKLAHOMA STATE                                                       6.25       08/15/2015         1,469,518
       1,120,000  POTTAWATOMIE COUNTY OK FACILITIES AUTHORITY HARRAH PUBLIC
                  SCHOOLS PROJECT (LEASE REVENUE)                                      3.35       09/01/2008         1,106,078
         875,000  TULSA COUNTY OK HFA (HOUSING REVENUE, GNMA INSURED)+/-               7.10       08/01/2030           895,169

                                                                                                                    11,353,263
                                                                                                                --------------

OREGON - 2.66%
       1,570,000  KLAMATH FALLS OR (ELECTRIC REVENUE)                                  5.50       01/01/2007         1,591,478
      16,150,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                  PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      2.80       08/15/2032        16,150,000

                                                                                                                    17,741,478
                                                                                                                --------------

OTHER - 0.90%
       2,000,000  GMAC MUNICIPAL MORTGAGE TRUST++                                      4.15       10/31/2039         1,992,360
       4,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                  PASSTHRU CTFS C (OTHER REVENUE)+/-                                   3.38       11/01/2008         4,014,480

                                                                                                                     6,006,840
                                                                                                                --------------

PENNSYLVANIA - 6.64%
       4,250,000  ALLEGHENY COUNTY PA (HEALTHCARE FACILITIES REVENUE)@+/-              2.75       09/01/2032         4,250,000
       2,175,000  ALLEGHENY COUNTY PA (HEALTHCARE FACILITIES REVENUE)@+/-              2.80       09/15/2028         2,175,000
       2,270,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY (AIRPORT REVENUE, FGIC
                  INSURED)                                                             5.75       01/01/2012         2,451,282
       3,750,000  DELAWARE RIVER PORT AUTHORITY PA & N J (TOLL ROAD REVENUE
                  LOC)                                                                 5.45       01/01/2012         3,847,800
       7,000,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                  (OTHER REVENUE LOC)@+/-                                              5.44       07/01/2027         7,156,310
         660,000  GROVE CITY PA AREA HOSPITAL AUTHORITY UNITED COMMUNITY
                  HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE)                     4.75       07/01/2006           661,940
         500,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY KIDSPEACE
                  OBLIGATED GROUP (HEALTHCARE FACILITIES REVENUE)                      5.80       11/01/2012           489,200
         500,000  ONTELAUNEE TOWNSHIP PA MUNICIPAL AUTHORITY (SEWER REVENUE
                  LOC)                                                                 4.25       11/15/2005           499,910
       1,000,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY EXEMPT
                  FACILITIES REVENUE (ECONOMIC DEVELOPMENT REVENUE)@+/-                4.35       06/01/2028           995,400
       2,595,000  PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                  NORTHWESTERN HUMAN SERVICES SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         4.88       06/01/2008         2,627,775
       2,823,077  PENNSYLVANIA HFA SINGLE FAMILY MORTGAGE REVENUE (HOUSING
                  REVENUE)+/-                                                          3.18       06/01/2008         2,823,077
       4,000,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  UNIVERSITY OF PENNSYLVANIA HEALTH SERVICES SERIES A
                  (HEALTHCARE FACILITIES REVENUE)@                                     5.60       01/01/2006         4,067,320
         750,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  UNIVERSITY OF PENNSYLVANIA SERIES B (HEALTHCARE FACILITIES
                  REVENUE)@                                                            5.60       01/01/2010           762,548
       1,470,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                  AUTHORITY JEANES HEALTH SYSTEMS PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                  6.60       07/01/2010         1,601,550
       5,630,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
                  AUTHORITY JEFFERSON HEALTH SYSTEMS SERIES A (HEALTHCARE
                  FACILITIES REVENUE LOC)                                              5.25       05/15/2010         5,903,055
         850,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO
                  HARRISBURG LLC PROJECT (AIRPORT REVENUE)                             5.25       01/01/2009           844,569
       3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT
                  (HOUSING REVENUE)                                                    4.00       06/15/2008         3,130,804

                                                                                                                    44,287,540
                                                                                                                --------------

PUERTO RICO - 2.68%
         105,000  CHILDREN'S TRUST FUND (EXCISE TAX REVENUE)                           4.00       05/15/2010           106,101

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
PUERTO RICO (CONTINUED)
$      5,695,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)@             5.75%      07/01/2010    $    6,022,007
         340,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                     4.50       12/01/2005           340,731
         355,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                     4.50       12/01/2006           359,764
         300,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                     5.00       02/01/2007           305,625
         925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                     5.00       02/01/2008           951,067
         390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CENTRAL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)                     5.00       12/01/2008           405,522
       9,400,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
                  (STATE & LOCAL GOVERNMENTS)+/-                                       3.40       10/01/2040         9,400,000

                                                                                                                    17,890,817
                                                                                                                --------------

RHODE ISLAND - 0.99%
       6,500,000  RHODE ISLAND HOUSING & MORTGAGE FINANCING CORPORATION
                  (HOUSING REVENUE)                                                    4.00       04/01/2008         6,584,240
                                                                                                                --------------

SOUTH CAROLINA - 2.49%
       1,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.59       01/01/2027           251,070
       2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.59       01/01/2028           436,250
      18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.14       01/01/2037         1,510,005
      14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                  SERIES B (TOLL ROAD REVENUE)^                                        8.09       01/01/2038         1,125,055
         355,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT
                  A (AIRPORT REVENUE)                                                  5.50       04/01/2011           357,694
       6,300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY CONCO
                  MEDICAL PRODUCTS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)@+/-        2.99       09/01/2010         6,300,000
         235,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH ALLIANCE SERIES A (HEALTHCARE FACILITIES REVENUE)             4.50       08/01/2006           236,868
         760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH ALLIANCE SERIES A (HEALTHCARE FACILITIES REVENUE)             5.00       08/01/2008           784,100
       1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                  HEALTH SERIES C (HEALTHCARE FACILITIES REVENUE)                      4.75       08/01/2007         1,017,270
       1,205,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE)               7.70       07/01/2006         1,213,315
       2,255,000  SOUTH CAROLINA STATE PORTS AUTHORITY (AIRPORT REVENUE)               7.80       07/01/2009         2,387,594
       1,000,000  YORK SC BOWATER INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 7.63       03/01/2006         1,012,260

                                                                                                                    16,631,481
                                                                                                                --------------

SOUTH DAKOTA - 4.24%
       4,000,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 3.15       12/01/2012         4,000,000
         225,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
                  INCORPORATED PROJECT A (UTILITIES REVENUE)                           4.25       04/01/2008           226,647
         260,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY ANGUS
                  INCORPORATED PROJECT A (UTILITIES REVENUE)                           4.50       04/01/2009           263,700
         665,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY MCFLEEG
                  PROJECT B (INDUSTRIAL DEVELOPMENT REVENUE)                           4.38       04/01/2011           668,877
       4,470,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                  VALLEY HOSPITALS & HEALTH (HEALTHCARE FACILITIES REVENUE)@+/-        3.05       11/01/2025         4,470,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
SOUTH DAKOTA (CONTINUED)
$     10,970,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                  VALLEY HOSPITALS & HEALTH (HEALTHCARE FACILITIES REVENUE)@+/-        3.05%      11/01/2027    $   10,970,000
       3,975,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                  VALLEY HOSPITALS & HEALTH SERIES B (HEALTHCARE FACILITIES
                  REVENUE)@+/-                                                         3.05       11/01/2020         3,975,000
         345,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                  VALLEY HOSPITALS & HEALTH SERIES E (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.00       11/01/2005           345,552
       3,260,000  SOUTH DAKOTA STATE BUILDING AUTHORITY SERIES A (LEASE
                  REVENUE LOC)                                                         5.35       12/01/2012         3,404,939

                                                                                                                    28,324,715
                                                                                                                --------------

TENNESSEE - 3.30%
         335,000  CITIZENS TN GAS UTILITY DISTRICT (UTILITIES REVENUE LOC)             5.15       01/01/2009           336,963
       4,200,000  EDUCATIONAL FUNDING SOUTH INCORPORATED TENNESSEE EDUCATIONAL
                  LOAN REVENUE SUBSERIES B-2 GSL INSURED (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)@+/-                                2.65       12/01/2039         4,200,000
       1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (OTHER
                  REVENUE)@+/-                                                         3.10       08/01/2019         1,200,000
       2,500,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD BAPTIST MEMORIAL HEALTHCARE SERIES A (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.00       09/01/2007         2,570,025
      13,150,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE (HEALTHCARE
                  FACILITIES REVENUE)@+/-                                              5.00       09/01/2020        13,724,787

                                                                                                                    22,031,775
                                                                                                                --------------

TEXAS - 7.92%
       1,110,000  AUSTIN TX SERIES A (UTILITIES REVENUE)                               5.38       11/15/2005         1,112,187
      10,540,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE LOC)                  5.75       08/15/2022        11,314,374
       1,505,000  BRAZOS RIVER TX HARBOR NAVAL DISTRICT (HARBOR DEPARTMENT
                  REVENUE)@+/-                                                         5.20       05/15/2033         1,557,976
       2,750,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        5.40       04/01/2030         2,783,715
       1,440,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        5.05       06/01/2030         1,453,752
         200,000  DECATUR TX HOSPITAL AUTHORITY WISE REGIONAL HEALTH SYSTEMS
                  SERIES A (HEALTHCARE FACILITIES REVENUE)                             3.63       09/01/2006           197,002
       1,105,563  DESOTO TX IDA WINTERGREEN COMMERCIAL REMARKETED 2-1-94
                  (INDUSTRIAL DEVELOPMENT REVENUE)+/-                                  7.00       01/01/2017           718,572
         970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
                  APARTMENTS PROJECT (HOUSING REVENUE LOC)                             3.88       01/01/2010           989,410
         245,000  HIDALGO COUNTY TX HEALTH SERVICES CORPORATION MISSION
                  HOSPITAL INCORPORATED PROJECT (HEALTHCARE FACILITIES
                  REVENUE)                                                             4.00       02/15/2006           245,350
       2,564,874  LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK
                  CORNERS PROJECT                                                      3.60       06/15/2006         2,487,928
         324,300  LANCASTER TX HOUSING FINANCE CORPORATION MFHR PLEASANT CREEK
                  CORNERS PROJECT                                                      3.98       06/15/2006           314,571
         800,000  METRO TX HEALTH FACILITIES DEVELOPMENT CORPORATION WILSON N.
                  JONES MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES
                  REVENUE)                                                             6.38       01/01/2007           809,536
       5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS A (HOUSING REVENUE LOC)@           4.40       08/24/2009         5,165,000
       3,000,000  NORTHSIDE TX INDEPENDENT SCHOOL DISTRICT SERIES B (PROPERTY
                  TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)@+/-                   3.70       08/01/2031         2,993,580
       2,455,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                  SERIES B (HOUSING REVENUE LOC)                                       6.38       10/01/2011         2,378,502
         100,000  SAN ANGELO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE LOC)^                                                        2.96       02/15/2006            98,901
       7,650,000  TEXAS STATE TURNPIKE AUTHORITY ANTICIPATION NOTES (TOLL ROAD
                  REVENUE)                                                             5.00       06/01/2008         8,004,730
       7,075,000  TEXAS WATER DEVELOPMENT (OTHER REVENUE)                              5.70       07/15/2013         7,224,849
       2,355,000  TRINITY RIVER TX AUTHORITY ELECTRIC COMPANY PROJECT SERIES
                  A (OTHER REVENUE)+/-@                                                5.00       05/01/2027         2,398,191
         575,000  WESLACO HEALTH FACILITIES DEVELOPMENT CORPORATION KNAPP
                  MEDICAL CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)               5.00       06/01/2007           587,961
                                                                                                                    52,836,087
                                                                                                                --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
UTAH - 0.23%
$      1,549,146  DAVIS COUNTY UT SCHOOL DISTRICT (LEASE PURCHASE REVENUE)             3.00%      09/07/2008    $    1,539,758
                                                                                                                --------------

VERMONT - 0.10%
         345,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCE COPLEY MANOR
                  PROJECT (HEALTHCARE FACILITIES REVENUE)                              5.65       04/01/2009           327,326
         330,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  COUNCIL DEVELOPMENT MENTAL HEALTH CLASS A (HEALTHCARE
                  FACILITIES REVENUE)                                                  6.20       12/15/2005           331,643

                                                                                                                       658,969
                                                                                                                --------------

VIRGIN ISLANDS - 1.55%
       1,750,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES (OTHER REVENUE, ACA
                  INSURED)                                                             5.50       10/01/2014         1,860,075
       3,315,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C (OTHER
                  REVENUE LOC)                                                         5.50       10/01/2006         3,396,914
       1,695,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER
                  REVENUE)                                                             6.00       10/01/2005         1,695,136
       1,500,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER
                  REVENUE)                                                             6.00       10/01/2006         1,541,460
       1,750,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER
                  REVENUE)                                                             6.00       10/01/2007         1,842,347

                                                                                                                    10,335,932
                                                                                                                --------------

VIRGINIA - 0.15%
       1,000,000  AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)@+/-                                             4.05       04/01/2027         1,000,940
                                                                                                                --------------

WASHINGTON - 1.88%
       3,090,000  CLARK COUNTY WA INDUSTRIAL REVENUE CAMAS POWER BOILER LIMITED
                  PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)+/-                 3.38       08/01/2007         3,090,216
         590,000  QUINCY WA (WATER REVENUE)                                            4.50       11/01/2008           598,927
         575,000  QUINCY WA (WATER REVENUE)                                            4.75       11/01/2009           589,933
         205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT NUMBER 3 SERIES
                  A (PROPERTY TAX REVENUE)                                             6.00       06/01/2010           211,095
         200,000  TOBACCO SETTLEMENT AUTHORITY OF WASHINGTON (EXCISE TAX
                  REVENUE)                                                             5.25       06/01/2009           208,442
         915,000  WALLA WALLA WA HOUSING AUTHORITY WILBUR MANOR PROJECT
                  (HOUSING REVENUE LOC)                                                6.25       12/01/2011           904,788
       5,000,000  WASHINGTON STATE HEALTH (HEALTHCARE FACILITIES REVENUE
                  LOC)@+/-                                                             2.90       01/01/2029         5,000,000
       1,940,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                  PROJECT (HEALTHCARE FACILITIES REVENUE)@+/-                          3.75       10/01/2023         1,940,000

                                                                                                                    12,543,401
                                                                                                                --------------

WEST VIRGINIA - 1.33%
         360,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER
                  (HEALTHCARE FACILITIES REVENUE)                                      7.00       10/01/2010           391,075
       3,000,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E (OTHER
                  REVENUE)@+/-                                                         2.80       05/01/2019         2,963,430
         535,000  WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON
                  MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE)              4.50       12/01/2005           535,519
       4,910,000  WEST VIRGINIA PUBLIC ENERGY AUTHORITY MORGANTOWN ASSOCIATION
                  PROJECT A (UTILITIES REVENUE)+/-                                     5.05       07/01/2008         5,010,115

                                                                                                                     8,900,139
                                                                                                                --------------

WISCONSIN - 3.27%
          40,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX
                  REVENUE)                                                             5.75       06/01/2011            43,306
         375,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                  REVENUE)                                                             5.00       06/01/2008           385,823
         965,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION (OTHER
                  REVENUE)                                                             5.00       06/01/2009           999,248
         500,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE@+/-                         3.63       04/01/2016           499,955
         570,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 4.85       12/01/2007           578,037
         605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.05       12/01/2008           616,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
WISCONSIN (CONTINUED)
$        650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 5.20%      12/01/2009    $      661,979
       3,935,000  PLEASANT PRAIRIE WI ANTICIPATION NOTES (WATER REVENUE)@              4.00       10/01/2006         3,976,317
       2,200,000  RICHLAND COUNTY WI SCHOOL DISTRICT TRAN                              3.25       10/26/2005         2,200,286
          20,000  STEVENS POINT WI CDA SECTION 8 (HOUSING REVENUE)                     6.50       09/01/2009            22,200
       1,050,000  VILLAGE OF RANDOLPH WI PROMISSORY NOTES (PROPERTY TAX
                  REVENUE)                                                             4.38       09/01/2006         1,055,271
         300,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER
                  DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A (HEALTHCARE
                  FACILITIES REVENUE)                                                  4.25       08/15/2008           299,280
         200,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BEAVER
                  DAM COMMUNITIES HOSPITALS INCORPORATED CLASS A (HEALTHCARE
                  FACILITIES REVENUE)                                                  4.50       08/15/2009           200,166
       1,855,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELLIN
                  MEMORIAL HOSPITAL INCORPORATED (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.00       02/15/2009         1,869,376
         175,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                  SAVIOR HEALTHCARE SERIES A (HEALTHCARE FACILITIES REVENUE
                  LOC)                                                                 4.45       05/01/2007           177,720
          25,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY DIVINE
                  SAVIOR HOSPITAL INCORPORATED PROJECT (HEALTHCARE FACILITIES
                  REVENUE)                                                             4.80       06/01/2006            25,118
          30,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY LUTHERAN
                  HOME FOR THE AGING (HEALTHCARE FACILITIES REVENUE)                   7.00       09/01/2025            30,014
         200,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MARSHFIELD CLINIC SERIES B (HEALTHCARE FACILITIES REVENUE)           4.50       02/15/2006           200,654
         350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MARSHFIELD CLINIC SERIES B (HEALTHCARE FACILITIES REVENUE)           5.75       02/15/2007           359,373
       1,500,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY THREE
                  PILLARS COMMUNITIES (HEALTHCARE FACILITIES REVENUE)                  5.00       08/15/2010         1,574,250
         100,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH
                  MEMORIAL HOSPITAL INCORPORATED PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                  3.88       07/01/2006            99,874
         130,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY TOMAH
                  MEMORIAL HOSPITAL INCORPORATED PROJECT (HEALTHCARE
                  FACILITIES REVENUE)                                                  4.13       07/01/2007           129,689
       2,685,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES REVENUE
                  (HEALTHCARE FACILITIES REVENUE LOC)                                  5.00       08/15/2009         2,818,740
       3,010,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F
                  (HOUSING REVENUE)                                                    5.20       07/01/2018         3,020,655

                                                                                                                    21,843,433
                                                                                                                --------------

WYOMING - 0.59%
       2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT SERIES
                  A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                               3.18       06/01/2024         2,855,000
       1,050,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE ST. JOHN'S MEDICAL
                  CENTER (HEALTHCARE FACILITIES REVENUE)                               5.25       12/01/2007         1,065,057

                                                                                                                     3,920,057
                                                                                                                --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $651,219,163)                                                                  651,174,881
                                                                                                                --------------
SHARES

SHORT-TERM INVESTMENTS - 0.77%
       5,088,466  WELLS FARGO ADVANTAGE MONEY MARKET TRUST SWEEP~#                                                   5,088,466
                                                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,088,466)                                                                       5,088,466
                                                                                                                --------------
PRINCIPAL

COMMERCIAL PAPER - 1.61%
$      2,500,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO                              3.40%      01/24/2006    $    2,500,000
       4,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)              3.40       01/24/2006         4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

COMMERCIAL PAPER (CONITUED)

$      4,250,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)              3.55       01/26/2006         4,250,000

TOTAL COMMERCIAL PAPER (COST $10,750,000)                                                                           10,750,000
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $670,220,172)*                                     100.44%                                                $  670,162,779

OTHER ASSETS AND LIABILITIES, NET                         (0.44)                                                    (2,920,320)
                                                        -------                                                 --------------

TOTAL NET ASSETS                                         100.00%                                                $  667,242,459
                                                        -------                                                 --------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,088,466

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 99.01%

ALABAMA - 3.00%
$        225,000  ALABAMA 21ST CENTURY AUTHORITY (OTHER REVENUE)                       5.13%      12/01/2005   $       225,612
       1,000,000  ALABAMA 21ST CENTURY AUTHORITY (OTHER REVENUE)                       5.25       12/01/2006         1,020,410
      17,815,000  BIRMINGHAM AL BAPTIST MEDICAL CENTERS SPECIAL CARE FACILITIES
                  FINANCING AUTHORITY BAPTIST HEALTH SYSTEM SERIES C
                  (HEALTHCARE FACILITIES REVENUE)@                                     4.35       11/15/2016        17,917,971
         875,000  SHELBY COUNTY AL BOARD OF EDUCATION (LEASE REVENUE)                  2.40       05/15/2006           868,175

                                                                                                                    20,032,168
                                                                                                               ---------------

ARIZONA - 0.61%
       1,825,000  MOHAVE COUNTY AZ IDA CITIZENS UTILITY COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 4.75       08/01/2020         1,825,547
       1,250,000  PASCUA YAQUI TRIBE AZ GOVERNMENT FACILITIES (OTHER REVENUE)          5.20       01/01/2006         1,255,888
       1,000,000  SANTA CRUZ COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE)@+/-        4.75       08/01/2020           995,410

                                                                                                                     4,076,845
                                                                                                               ---------------

ARKANSAS - 1.36%
       2,000,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT
                  (OTHER REVENUE)@+/-                                                  3.65       08/01/2021         2,001,080
       4,465,000  ARKANSAS STATE STUDENT LOAN AUTHORITY REVENUE SUB-STUDENT
                  LOAN-SERIES B GSL INSURED (HIGHER EDUCATION FACILITIES
                  AUTHORITY REVENUE LOC)                                               5.35       06/01/2009         4,600,334
       2,120,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                 3.50       11/01/2008         2,136,642
         360,000  NORTHWEST AR REGIONAL AIRPORT AUTHORITY (AIRPORT REVENUE
                  LOC)                                                                 4.00       02/01/2006           360,904

                                                                                                                     9,098,960
                                                                                                               ---------------

CALIFORNIA - 7.58%
         650,000  BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO
                  EXTENSION FTA CAPITAL GRANT SERIES A AMBAC INSURED (STATE &
                  LOCAL GOVERNMENTS LOC)                                               4.88       06/15/2009           651,072
         815,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)          4.70       08/01/2016           820,876
       9,000,000  CALIFORNIA SERIES D5 (OTHER REVENUE)@+/-                             2.82       05/01/2033         8,981,370
       8,250,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED@+/-         3.99       05/15/2029         8,250,000
       8,450,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
                  (HEALTHCARE FACILITIES REVENUE LOC)@+/-                              4.00       05/15/2029         8,450,000
       4,150,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  (HOUSING REVENUE LOC)@+/-                                            4.10       05/15/2029         4,150,000
       1,000,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY
                  CERTIFICATE PARTICIPATION OBLIGATED GROUP ACA INSURED
                  (HOSPITAL REVENUE LOC)@+/-                                           4.25       12/01/2028         1,000,000
       1,000,000  CITY OF SUNNYVALE CALIFORNIA CTFS PARTN VAR GOVERNMENT CENTER
                  SITE ACQUISIT (LEASE REVENUE, AMBAC INSURED)@+/-                     2.69       04/01/2031         1,000,000
       1,400,000  EAST BAY CALIFORNIA MUNICIPAL UTILITY DISTRICT WATER SYSTEMS
                  REVENUE (WATER REVENUE, XL CAPITAL ASSURANCE COMPANY
                  INSURED)@+/-                                                         2.70       06/01/2038         1,400,000
       1,122,276  PASADENA CA (HEALTHCARE FACILITIES REVENUE)                          4.25       12/19/2006         1,121,502
       8,405,000  SACRAMENTO COUNTY CA SANITATION DISTRICT SERIES 2000A (SEWER
                  REVENUE)@                                                            5.88       12/01/2027         8,528,722
       2,500,000  SACRAMENTO COUNTY CA SERIES A (SEWER REVENUE)@                       6.00       12/01/2019         2,537,100
         800,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMUNITY
                  INTERNATIONAL AIRPORT REVENUE SECOND SERIES 31A XLCA
                  INSURED (AIRPORT REVENUE LOC)@+/-                                    2.80       05/01/2025           800,000
       1,280,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                  REVENUE)                                                             5.00       03/01/2006         1,282,317
       1,590,000  TOBACCO SECURITIZATION AUTHORITY OF SOUTHERN CALIFORNIA
                  SERIES A (OTHER REVENUE)                                             5.00       06/01/2007         1,619,463

                                                                                                                    50,592,422
                                                                                                               ---------------

COLORADO - 0.48%
         206,069  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                  (HOUSING REVENUE LOC)                                                5.25       11/01/2019           206,322
       1,000,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
                  (HEALTHCARE FACILITIES REVENUE)                                      3.05       10/01/2005         1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLORADO (CONTINUED)
$      1,965,000  COLORADO HFA SERIES A2 (HOUSING REVENUE LOC)                         6.60%      05/01/2028   $     1,998,975

                                                                                                                     3,205,297
                                                                                                               ---------------

CONNECTICUT - 0.81%
       5,400,000  CONNECTICUT STATE HEALTH & EDUCATION FACILITIES AUTHORITY
                  WESLEYAN UNIVERSITY SERIES D (HIGHER EDUCATION FACILITIES
                  AUTHORITY REVENUE)@+/-                                               2.50       07/01/2035         5,400,000
                                                                                                               ---------------

FLORIDA - 6.07%
      20,200,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE RESORT SERIES B (TAX
                  REVENUE)@+/-                                                         3.85       10/01/2033        20,200,000
       3,170,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY TAMPA INTERNATIONAL
                  AIRPORT SERIES A (AIRPORT REVENUE LOC)                               5.75       10/01/2007         3,279,840
         345,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                  SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)               3.25       10/01/2006           344,293
         250,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION MET PACKAGE
                  SOLUTIONS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)               3.50       10/01/2007           249,378
       2,030,000  MIAMI BEACH FL HEALTH FACILITIES AUTHORITY MOUNT SINAI
                  MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE)                       5.50       11/15/2005         2,034,121
       3,000,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)@+/-                     2.75       10/08/2026         3,000,000
       5,000,000  ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HEALTHCARE
                  FACILITIES REVENUE, RADIAN INSURED)@+/-                              2.73       10/27/2022         5,000,000
       6,400,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES
                  REVENUE LOC)@+/-                                                     4.35       12/01/2028         6,400,000

                                                                                                                    40,507,632
                                                                                                               ---------------

GEORGIA - 2.40%
      11,000,000  FULTON COUNTY GA HOUSING AUTHORITY ORCHARD SPRINGS
                  APARTMENTS (HOUSING REVENUE)@                                        2.25       12/01/2037        11,000,000
       5,000,000  ROCKDALE COUNTY GA HOSPITAL AUTHORITY ROCKDALE MEDICAL CENTER
                  INCORPORATED (HOSPITAL REVENUE LOC)@+/-                              2.60       10/01/2033         5,000,000

                                                                                                                    16,000,000
                                                                                                               ---------------

IDAHO - 0.17%
       1,145,000  POST FALLS ID LOCAL IMPROVEMENT DISTRICT NUMBER 2004-1               3.25       01/15/2007         1,140,844
                                                                                                               ---------------

ILLINOIS - 6.69%
      11,000,000  AURORA IL COVEY FOX VALLEY APARTMENTS PROJECT (HOUSING
                  REVENUE)@+/-                                                         5.30       11/01/2027        11,122,760
         860,000  AURORA IL TAX INCREMENTAL REVENUE (TAX INCREMENTAL REVENUE)          5.00       12/30/2006           865,108
         900,000  AURORA IL TAX INCREMENTAL REVENUE (TAX INCREMENTAL REVENUE)          5.00       12/30/2007           910,044
         380,000  CHICAGO IL CHATHAM RIDGE (TAX ALLOCATION REVENUE)                    4.05       12/15/2005           379,947
       2,875,000  CHICAGO IL HOUSING AUTHORITY LATHROP ELDERLY APARTMENTS
                  SERIES A1 (HOUSING REVENUE)                                          3.45       09/20/2007         2,873,505
       2,500,000  CHICAGO IL HOUSING AUTHORITY LOOMIS COURTS APARTMENT SERIES
                  A2 (HOUSING REVENUE)                                                 3.45       09/20/2007         2,498,700
         645,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT SENIOR LIEN SERIES
                  A (AIRPORT REVENUE LOC)                                              4.90       01/01/2006           647,902
       1,400,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT NUMBER 517
                  LAKE LAND COMMUNITY COLLEGE (PROPERTY TAX REVENUE)                   3.55       12/01/2005         1,399,090
         300,000  COLES-CLARK COUNTIES IL COMMUNITY COLLEGE DISTRICT NUMBER 517
                  LAKE LAND COMMUNITY COLLEGE (PROPERTY TAX REVENUE)                   3.55       12/01/2006           298,383
       3,330,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES B (EDUCATIONAL
                  FACILITIES REVENUE)@                                                 7.00       01/01/2019         3,340,989
         175,000  ILLINOIS FINANCE AUTHORITY CITIZENS UTILITY COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 4.80       08/01/2025           175,052
      12,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOSPITAL SISTERS
                  SERVICES INCORPORATED SERIES A (HEALTHCARE FACILITIES
                  REVENUE LOC)@+/-                                                     4.00       12/01/2022        12,103,200
         305,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2010           304,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
ILLINOIS (CONTINUED)
$        650,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75%      12/01/2011   $       649,948
         690,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2012           689,945
         730,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2013           729,942
         775,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2014           774,938
         825,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2015           824,934
         875,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2016           874,930
         930,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2017           929,926
         985,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2018           984,921
         735,000  LA SALLE COUNTY IL HIGH SCHOOL LEASE CERTIFICATES
                  (EDUCATIONAL FACILITIES REVENUE)+/-                                  3.75       12/01/2019           734,941
         545,000  NORTHERN COOK COUNTY IL SOLID WASTE AGENCY PREREFUNDED SERIES
                  A (OTHER REVENUE LOC)                                                5.15       05/01/2006           551,404

                                                                                                                    44,665,485
                                                                                                               ---------------

INDIANA - 3.54%
       8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A (HOUSING
                  REVENUE)@+/-                                                         5.63       07/01/2033         7,905,553
       2,500,000  INDIANA DEVELOPMENT FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT (OTHER REVENUE)@+/-                             2.70       10/01/2031         2,500,000
       3,880,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SOUTHERN INDIANA
                  GAS & ELECTRIC (UTILITIES REVENUE)@+/-                               4.75       03/01/2025         3,901,418
       9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES A (HOUSING REVENUE)@+/-        5.50       04/01/2030         9,327,446

                                                                                                                    23,634,417
                                                                                                               ---------------

IOWA - 0.60%
       4,000,000  ANKENY IA SERIES A (PROPERTY TAX REVENUE)                            3.50       06/01/2007         4,001,960
                                                                                                               ---------------

KANSAS - 2.05%
         900,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                  REVENUE-BAKER UNIVERSITY (COLLEGE & UNIVERSITY REVENUE)              4.50       05/01/2006           903,654
       1,500,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                  REVENUE-BENEDICTINE (COLLEGE & UNIVERSITY REVENUE)                   5.00       05/01/2006         1,505,520
         500,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                  REVENUE-BETHEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)                5.00       05/01/2006           501,840
         300,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                  REVENUE-CHRISTIAN (COLLEGE & UNIVERSITY REVENUE)                     5.00       05/01/2006           301,104
       1,600,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                  REVENUE-OTTAWA UNIVERSITY (AIRPORT REVENUE)                          5.00       05/01/2006         1,605,888
         800,000  KANSAS STATE INDEPENDENT COLLEGE FINANCIAL AUTHORITY
                  REVENUE-SOUTHWESTERN (HOUSING REVENUE)                               5.00       05/01/2006           802,944
       8,010,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                  SALES TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK N.A.LOC)       3.75       12/01/2012         8,077,204

                                                                                                                    13,698,154
                                                                                                               ---------------

KENTUCKY - 0.24%
         135,001  COVINGTON KY ALLEN & ALLEN (INDUSTRIAL DEVELOPMENT
                  REVENUE)@+/-                                                         4.25       09/01/2016           134,635
       1,450,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RETIREMENT
                  HOUSING FOUNDATION (HEALTHCARE FACILITIES REVENUE LOC)@+/-           4.35       12/01/2028         1,450,000

                                                                                                                     1,584,635
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
LOUISIANA - 2.38%
$      9,825,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
                  CHARLES MEMORIAL HOSPITAL PROJECT (HEALTHCARE FACILITIES
                  REVENUE LOC)@+/-                                                     3.25%      12/01/2018   $     9,825,000
       6,075,000  ORLEANS PARISH LA SCHOOL BOARD MUNICIPAL LEASE (LEASE
                  REVENUE)                                                             5.71       08/20/2007         6,044,686

                                                                                                                    15,869,686
                                                                                                               ---------------

MARYLAND - 0.77%
       2,915,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
                  PROGRAM (HOUSING REVENUE)                                            4.40       04/01/2023         2,931,761
       2,205,000  MARYLAND CDA DEPARTMENT OF HOUSING & COMMUNITY DEVELOPMENT
                  SINGLE FAMILY PROGRAM 1ST SERIES (HOUSING REVENUE LOC)               5.80       04/01/2009         2,209,366

                                                                                                                     5,141,127
                                                                                                               ---------------

MASSACHUSETTS - 5.74%
       2,000,000  AMESBURY MA BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)           3.50       11/29/2005         2,001,660
       2,700,000  BERKSHIRE REGIONAL TRANSPORTATION AUTHORITY MASSACHUSETTS
                  ANTICIPATION NOTES (TRANSPORTATION REVENUE)                          4.50       09/15/2006         2,721,708
       3,780,000  BOSTON MA INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY PILOT
                  SEAFOOD PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                 5.88       04/01/2030         3,860,212
         435,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BERKSHIRE HEALTH SYSTEMS SERIES E (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         4.50       10/01/2005           435,000
       3,650,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CARITAS CHRISTI OBLIGATION GROUP SERIES A (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.25       07/01/2006         3,683,543
       2,000,000  MASSACHUSETTS HFA SINGLE FAMILY NOTES SERIES U (HOUSING
                  REVENUE)                                                             2.65       01/31/2006         1,996,960
         500,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN SERIES A
                  (OTHER REVENUE)+/-                                                   4.95       12/01/2006           505,835
       7,800,000  PIONEER VALLEY MA TRANSPORTATION AUTHORITY ANTICIPATION NOTES
                  (TRANSPORTATION REVENUE)                                             4.00       08/03/2006         7,848,594
       5,460,000  RUTLAND MASSACHUSETTS BOND ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                             3.70       10/21/2005         5,461,966
       2,800,000  SOUTHEASTERN REGIONAL TRANSPORTATION AUTHORITY MASSACHUSETTES
                  ANTICIPATION NOTES (OTHER REVENUE)                                   4.00       09/08/2006         2,815,736
       7,000,000  WORCESTER MA REGIONAL TRANSPORTATION AUTHORITY REVENUE
                  ANTICIPATION NOTES (OTHER REVENUE)                                   4.00       06/30/2006         7,028,490

                                                                                                                    38,359,704
                                                                                                               ---------------

MICHIGAN - 0.89%
       5,910,449  SUBURBAN MI MOBILITY AUTHORITY                                       4.90       08/15/2007         5,945,439
                                                                                                               ---------------

MINNESOTA - 0.86%
       3,360,000  CANBY MN COMMUNITY HOSPITAL DISTRICT NUMBER 1 SIOUX VALLEY
                  HOSPITALS & HEALTH (HEALTHCARE FACILITIES REVENUE)@+/-               3.05       11/01/2026         3,360,000
         400,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN COMMUNITY AIRPORT
                  SERIES B (AIRPORT REVENUE, FGIC INSURED)                             5.00       01/01/2006           402,052
       2,000,000  MINNESOTA HFA RESIDENTIAL HOUSING SERIES L-2 (HOUSING
                  REVENUE)@                                                            2.35       01/01/2031         1,978,120

                                                                                                                     5,740,172
                                                                                                               ---------------

MISSISSIPPI - 5.55%
       2,350,000  ADAMS COUNTY MS INTERNATIONAL PAPER COMPANY PROJECT SERIES
                  A (INDUSTRIAL DEVELOPMENT REVENUE)                                   5.63       11/15/2006         2,354,770
       2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
                  REVENUE, GIC-RABOBANK NEDERLAND LOC)                                 3.40       08/01/2007         1,990,100
      22,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
                  MEMORIAL HEALTH SERIES B2 (HEALTHCARE FACILITIES REVENUE)@+/-        3.00       09/01/2018        21,999,560
       4,500,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY BAPTIST
                  MEMORIAL HEALTH SERIES B2 (HEALTHCARE FACILITIES REVENUE)@+/-        3.50       09/01/2022         4,481,235
       6,200,000  MISSISSIPPI REGIONAL HOUSING AUTHORITY NUMBER 8 MAGNOLIA PARK
                  APARTMENTS (HOUSING REVENUE)@+/-                                     2.15       03/01/2030         6,201,364

                                                                                                                    37,027,029
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MISSOURI - 6.80%
$      3,365,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 3.00%      08/01/2013   $     3,349,083
       5,200,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT (TAX
                  INCREMENTAL REVENUE)                                                 3.88       08/01/2018         5,142,280
       3,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SUB LIEN (COLLEGE
                  & UNIVERSITY REVENUE LOC)                                            6.50       02/15/2006         3,128,551
       3,500,000  MISSOURI ST HEALTH AND EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE PRIVATE EDUCATION - REVENUE ANTICIPATION NOTES
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                      4.75       04/25/2006         3,514,735
       6,027,626  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  LEASE-SUBLEASE PURCHASE (LEASE REVENUE)                              3.09       07/15/2008         6,046,372
      14,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST
                  LOUIS CITY SCHOOL DISTRICT SERIES H (OTHER REVENUE)                  3.25       11/14/2005        13,999,580
       1,110,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                  SINGLE FAMILY HOMEOWNER LOAN SERIES A-1 GNMA FNMA INSURED
                  (HOUSING REVENUE LOC)                                                7.50       03/01/2031         1,156,165
       2,545,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
                  SINGLE FAMILY HOMEOWNER LOAN SERIES C-1 GNMA FNMA INSURED
                  (HOUSING REVENUE LOC)                                                7.15       03/01/2032         2,651,483
       1,115,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1
                  (HOUSING REVENUE, GNMA INSURED)                                      4.80       03/01/2019         1,127,499
       2,490,000  RICHMOND HEIGHTS MO BOARD ANTICIPATION NOTES MANHASSETT
                  VILLAGE PROJECT                                                      3.35       10/01/2006         2,480,837
       2,000,000  ST JOSEPH MO IDA ALBAUGH INCORPORATED PROJECT SERIES A
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 3.00       11/01/2019         2,000,000
         850,000  ST. CHARLES SCHOOL DISTRICT MO CAPITAL APPRECIATION SERIES
                  A (PROPERTY TAX REVENUE LOC)^                                        3.26       03/01/2006           838,525

                                                                                                                    45,435,110
                                                                                                               ---------------

NEBRASKA - 0.23%
         154,668  ENERGY AMERICA NE PUBLIC GAS AGENCY PROJECT SERIES B                 5.10       10/15/2005           154,469
       1,375,000  OMAHA NE TRIBE PUBLIC IMPROVEMENTS AUTHORITY (OTHER REVENUE)         7.50       06/01/2009         1,376,251

                                                                                                                     1,530,720
                                                                                                               ---------------

NEW HAMPSHIRE - 0.94%
       2,000,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES B
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                      4.00       04/26/2006         2,006,300
       1,600,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES G
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                      4.00       04/26/2006         1,605,040
       2,645,000  NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES SERIES H
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                      4.00       04/26/2006         2,653,332

                                                                                                                     6,264,672
                                                                                                               ---------------

NEW JERSEY - 3.61%
       6,500,000  BAYONNE NJ BOND ANTICIPATION NOTES (OTHER REVENUE)                   4.50       06/29/2006         6,540,170
       6,000,000  CAMDEN NJ BOND ANTICIPATION NOTES SERIES B (PROPERTY TAX
                  REVENUE)                                                             4.25       09/06/2006         6,052,500
       2,492,000  SOUTH AMBOY NJ (PROPERTY TAX REVENUE)                                3.25       11/01/2005         2,491,626
         430,000  TOBACCO SETTLEMENT FINANCING CORPORATION NEW JERSEY (EXCISE
                  TAX REVENUE)                                                         4.38       06/01/2019           435,289
       8,550,000  WILDWOOD NJ BOARD ANTICIPATION NOTES (GENERAL OBLIGATION -
                  STATES, TERRITORIES)                                                 3.75       05/12/2006         8,553,078

                                                                                                                    24,072,663
                                                                                                               ---------------

NEW MEXICO - 3.67%
       3,045,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                      5.00       01/01/2008         3,140,948
       4,800,000  FARMINGTON NM PUBLIC SERVICE SAN JUAN PROJECT SERIES A (OTHER
                  REVENUE)@+/-                                                         2.10       04/01/2033         4,760,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
NEW MEXICO (CONTINUED)
$     16,635,000  PUEBLO OF SANDIA NM@+/-                                              4.66%      03/01/2015   $    16,635,000

                                                                                                                    24,536,636
                                                                                                               ---------------

NEW YORK - 1.23%
       1,825,000  MONROE NY NEWPOWER CORPORATION (ELECTRIC REVENUE)                    3.30       01/01/2009         1,785,671
       1,000,000  NEW YORK CONVENTION CENTER OPERATING CORPORATION YALE
                  BUILDING ACQUISITION PROJECT (OTHER REVENUE)                         5.25       06/01/2008         1,027,860
       1,000,000  NEW YORK NY IDA POLYTECHNIC UNIVERSITY PROGRAM (LEASE
                  REVENUE)                                                             5.13       11/01/2006         1,001,780
         470,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
                  MANAGEMENT PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-     2.90       05/01/2012           468,379
       1,035,000  SYRACUSE NY BOARD ANTICIPATION NOTES AIRPORT SERIES A
                  (AIRPORT REVENUE)                                                    3.75       04/13/2006         1,037,556
         290,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES A1
                  (EXCISE TAX REVENUE)                                                 5.00       06/01/2010           290,479
       2,630,000  TOBACCO SETTLEMENT FINANCING AUTHORITY NEW YORK SERIES C1
                  (OTHER REVENUE)                                                      5.50       06/01/2010         2,635,260

                                                                                                                     8,246,985
                                                                                                               ---------------

NORTH DAKOTA - 0.81%
       3,675,000  NORTH DAKOTA STATE HFA HOME FINANCE PROGRAM SERIES A (HOUSING
                  REVENUE, GENERAL OBLIGATION OF AGENCY)                               4.60       01/01/2023         3,702,231
         445,000  NORTH DAKOTA STATE HFA HOUSING FINANCE HOME MORTGAGE FINANCE
                  SERIES A (HOUSING REVENUE)                                           4.60       01/01/2023           445,868
       1,215,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM SERIES D
                  (HOUSING REVENUE)                                                    5.40       07/01/2029         1,235,485

                                                                                                                     5,383,584
                                                                                                               ---------------

OHIO - 1.40%
         900,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B
                  (STADIUM REVENUE)+/-                                                 3.49       09/15/2014           900,000
         825,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION (HEALTHCARE
                  FACILITIES REVENUE)                                                  5.00       02/15/2006           830,486
       7,600,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY
                  SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        3.35       06/01/2033         7,602,432

                                                                                                                     9,332,918
                                                                                                               ---------------

OKLAHOMA - 1.27%
         765,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                  SHATTUCK PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                    5.00       08/01/2008           769,567
         425,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN
                  SHATTUCK PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                    7.00       08/01/2013           454,100
       1,450,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE
                  MORTGAGE HOMEOWNER LOAN PROGRAM SERIES D-2 GNMA/FNMA
                  INSURED (HOUSING REVENUE LOC)                                        7.10       09/01/2028         1,508,058
       5,740,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHNS PHYSICIANS
                  (HEALTHCARE FACILITIES REVENUE)@+/-                                  1.90       11/01/2014         5,739,254

                                                                                                                     8,470,979
                                                                                                               ---------------

OREGON - 3.20%
      12,200,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY ROGUE VALLEY MANOR
                  PROJECT (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      2.69       08/15/2032        12,200,000
       6,000,000  OREGON ECONOMIC DEVELOPMENT REVENUE TOYO TANSO USA SERIES
                  CXLVII (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                          5.15       02/01/2012         6,000,000
       1,500,000  PORT OF PORTLAND OR UNION PACIFIC RAILROAD COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 3.20       12/01/2006         1,497,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
OREGON (CONTINUED)
$      1,680,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY
                  SISTERS OF ST. JOSEPH PEACE PROJECT (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                         5.63%      08/01/2007   $     1,700,278

                                                                                                                    21,398,253
                                                                                                               ---------------

OTHER - 0.75%
       5,000,000  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
                  PASSTHRU CTFS C (OTHER REVENUE)+/-                                   3.38       11/01/2008         5,018,100
                                                                                                               ---------------

PENNSYLVANIA - 4.76%
       5,950,000  ALLEGHENY COUNTY PA (HEALTHCARE FACILITIES REVENUE)@+/-              2.80       09/15/2028         5,950,000
       1,110,000  BERKS COUNTY PA MUNICIPAL AUTHORITY ALBRIGHT COLLEGE PROJECT
                  NOTES (COLLEGE & UNIVERSITY REVENUE)                                 2.75       10/01/2005         1,109,978
      10,200,000  CARBON-LEHIGH PENNSYLVANIA INTER UNIT NUMBER 21 REVENUE
                  (OTHER REVENUE)                                                      3.75       06/30/2006        10,207,956
         535,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY GOOD SAMARITAN
                  HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE)                     3.50       11/15/2007           533,876
       8,669,230  PENNSYLVANIA HFA SINGLE FAMILY MORTGAGE REVENUE (HOUSING
                  REVENUE)+/-                                                          3.18       06/01/2008         8,669,230
       1,000,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH
                  SERIES A (HEALTHCARE FACILITIES REVENUE)                             5.50       12/01/2005         1,003,890
       1,500,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH
                  SERIES A (HEALTHCARE FACILITIES REVENUE)                             5.50       12/01/2006         1,538,040
       2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT
                  (HOUSING REVENUE)                                                    4.00       06/15/2008         2,785,676

                                                                                                                    31,798,647
                                                                                                               ---------------

PUERTO RICO - 2.40%
      16,025,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
                  (STATE & LOCAL GOVERNMENTS)+/-                                       3.31       10/01/2040        16,025,000
                                                                                                               ---------------

RHODE ISLAND - 0.83%
       3,500,000  RHODE ISLAND HOUSING AND MORTGAGE FINANCING CORPORATION
                  (HOUSING REVENUE)                                                    4.00       04/01/2008         3,545,360
       2,000,000  RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION WASTE
                  MANAGEMENT INCORPORATED PROJECT SERIES A (OTHER REVENUE)@+/-         2.75       04/01/2016         1,992,480

                                                                                                                     5,537,840
                                                                                                               ---------------

SOUTH CAROLINA - 0.57%
       2,790,000  CHARLESTON COUNTY SC MEDICAL SOCIETY HEALTH PROJECT
                  (HEALTHCARE FACILITIES REVENUE LOC)                                  5.50       10/01/2005         2,790,195
       1,000,000  YORK SC BOWATER INCORPORATED PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE)                                                 7.63       03/01/2006         1,012,260

                                                                                                                     3,802,455
                                                                                                               ---------------

SOUTH DAKOTA - 1.03%
       6,400,000  GRANT COUNTY SD OTTER TAIL POWER COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 3.15       12/01/2012         6,400,000
         235,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A (ELECTRIC
                  REVENUE)                                                             3.25       04/01/2006           234,593
         245,000  SOUTH DAKOTA ECONOMIC DEVELOPMENT FINANCE AUTHORITY POOLED
                  LOAN PROGRAM ANGUS INCORPORATED PROJECT SERIES A (ELECTRIC
                  REVENUE)                                                             3.75       04/01/2007           244,824

                                                                                                                     6,879,417
                                                                                                               ---------------

TENNESSEE - 1.87%
         800,000  EDUCATIONAL FUNDING SOUTH INCORPORATED TENNESSEE EDUCATIONAL
                  LOAN REVENUE SUBSERIES B-2 GSL INSURED (HIGHER EDUCATION
                  FACILITIES AUTHORITY REVENUE LOC)@+/-                                2.80       12/01/2039           800,000
       1,000,000  JACKSON TN REFUNDING & IMPROVEMENTS (HEALTHCARE FACILITIES
                  REVENUE)                                                             5.30       04/01/2006         1,010,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TENNESSEE (CONTINUED)
$        750,000  METRO GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN RIVER RETREAT
                  SERIES A (HOUSING REVENUE, FNMA INSURED)@+/-                         5.70%      11/01/2026   $       764,595
       1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (OTHER
                  REVENUE)@+/-                                                         3.10       08/01/2019         1,000,000
       7,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                  BOARD FLOAT BAPTIST MEMORIAL HEALTHCARE (HEALTHCARE
                  FACILITIES REVENUE)@+/-                                              5.00       09/01/2020         7,305,970
       1,605,000  SULLIVAN COUNTY TENNESSEE HEALTH EDUCATIONAL AND HOUSING
                  FACILITIES BOARD REVENUE - WELLMONT HEALTH SYSTEM SERIES PJ
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                      4.50       09/01/2006         1,614,245

                                                                                                                    12,495,700
                                                                                                               ---------------

TEXAS - 3.89%
       1,000,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        5.40       04/01/2030         1,012,260
       4,335,000  BRAZOS TX RIVER AUTHORITY TEXAS UTILITIES ELECTRIC COMPANY
                  SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                        5.05       06/01/2030         4,376,399
       5,080,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  HEALTHCARE REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS
                  PROJECT (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)@             6.88       02/15/2026         5,255,209
       4,145,000  TEXARKANA TX HOUSING FINANCE CORPORATION TANGLEWOOD TERRACE
                  APARTMENTS SERIES A (HOUSING REVENUE)@+/-                            5.50       06/01/2029         2,362,650
       3,125,000  TEXAS DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SERIES E
                  (HOUSING REVENUE LOC)                                                6.00       09/01/2016         3,229,313
       3,690,000  TEXAS WATER DEVELOPMENT BOARD REVENUE STATE REVOLVING SERIES
                  A (WATER & WASTEWATER AUTHORITY REVENUE)                             5.60       07/15/2012         3,765,091
       6,000,000  WALLER COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION MCKESSON
                  WATER PRODUCTS PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)@+/-          3.18       10/30/2026         6,000,000

                                                                                                                    26,000,922
                                                                                                               ---------------

UTAH - 1.52%
       1,879,000  EAGLE MOUNTAIN UT SPECIAL IMPROVEMENT DISTRICT NUMBER 98-3
                  (OTHER REVENUE)                                                      5.50       12/15/2008         1,879,883
       4,265,000  OGDEN UT NEIGHBORHOOD DEVELOPMENT AGENCY CAPITAL APPRECIATION
                  25TH STREET PROJECT SERIES A (TAX REVENUE)^                          3.23       12/30/2005         4,230,837
         815,000  OGDEN UT NEIGHBORHOOD DEVELOPMENT AGENCY CAPITAL APPRECIATION
                  WASHINGTON BOULEVARD PROJECT SERIES B (TAX REVENUE)^                 3.23       12/30/2005           808,472
         650,000  UTAH HFA SINGLE FAMILY MORTGAGE (HOUSING REVENUE LOC)                6.00       01/01/2031           652,990
       2,500,000  UTAH STATE BOARD REGENTS STUDENT LOAN REVENUE SERIES N AMBAC
                  GSL INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                  LOC)                                                                 5.90       11/01/2007         2,567,875

                                                                                                                    10,140,057
                                                                                                               ---------------

VERMONT - 0.04%
         290,000  VERMONT HFA HOUSING SERIES 16A (HOUSING REVENUE LOC)                 4.00       05/01/2006           290,006
                                                                                                               ---------------

VIRGIN ISLANDS - 0.17%
       1,140,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES D (OTHER
                  REVENUE)                                                             6.00       10/01/2005         1,140,091
                                                                                                               ---------------

VIRGINIA - 0.82%
       4,000,000  LUNENBURG COUNTY VA NOTES (PROPERTY TAX REVENUE)                     3.50       02/01/2006         4,002,240
       1,500,000  LYNCHBURG VA BOARD ANTICIPATION NOTES PUBLIC IMPROVEMENT
                  (PROPERTY TAX REVENUE)                                               3.00       06/01/2006         1,496,055

                                                                                                                     5,498,295
                                                                                                               ---------------

WASHINGTON - 0.92%
       2,655,000  CHELAN COUNTY WA PUBLIC UTILITIES DISTRICT NUMBER 1 DIVISION
                  I -SERIES A (ELECTRIC REVENUE)@+/-                                   4.85       07/01/2032         2,714,366
       1,500,000  SEATTLE WA (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)@+/-       3.10       01/15/2026         1,498,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WASHINGTON (CONTINUED)
         750,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM PROJECT NUMBER 3
$                 CAPITAL APPRECIATION SERIES A   (ELECTRIC REVENUE)^                  2.89%      07/01/2006   $       733,972
       1,175,000  YAKIMA WA HOUSING AUTHORITY KLICKITAT VALLEY HOSPITAL
                  PROJECT   (HEALTHCARE FACILITIES REVENUE)@+/-                        3.75       10/01/2023         1,175,000

                                                                                                                     6,122,318
                                                                                                               ---------------

WEST VIRGINIA - 2.18%
      10,500,000  PUTNAM COUNTY WV APPALACHIAN POWER COMPANY PROJECT E   (OTHER
                  REVENUE)@+/-                                                         2.80       05/01/2019        10,372,005
       4,120,000  WEST VIRGINIA PUBLIC ENERGY AUTHORITY MORGANTOWN ASSOCIATION
                  PROJECT A   (UTILITIES REVENUE)+/-                                   5.05       07/01/2008         4,204,007

                                                                                                                    14,576,012
                                                                                                               ---------------

WISCONSIN - 2.18%
         680,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION   (OTHER
                  REVENUE)                                                             5.50       06/01/2006           687,983
         600,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION   (OTHER
                  REVENUE)                                                             5.25       06/01/2007           614,010
       1,575,000  FRANKLIN WI SOLID WASTE DISPOSAL REVENUE@+/-                         3.63       04/01/2016         1,574,858
       4,275,000  MILWAUKEE WI AIR WISCONSIN AIRLINES CORPORATION PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 2.50       11/01/2033         4,243,622
         850,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)@+/-                                   2.76       09/01/2040           850,000
       4,650,000  MONROE WI SCHOOL DISTRICT TRAN                                       3.00       10/28/2005         4,650,046
       1,900,000  SPARTA WI AREA SCHOOL DISTRICT TRAN   (PROPERTY TAX REVENUE)         3.00       10/14/2005         1,899,962
           5,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                  OWNERSHIP SERIES B (HOUSING REVENUE)                                 5.25       09/01/2011             5,108

                                                                                                                    14,525,589
                                                                                                               ---------------

WYOMING - 0.13%
         850,000  ALBANY COUNTY WY UNION PACIFIC RAILROAD COMPANY PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE)@+/-                                 2.55       12/01/2015           848,980
                                                                                                               ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $664,173,138)                                                                  661,093,925
                                                                                                               ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.66%
       4,389,898  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~++                                      4,389,898
                                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,389,898)                                                                       4,389,898
                                                                                                               ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER - 1.50%
$      5,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO                              3.40%      01/24/2006   $     5,000,000
       5,000,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)              3.55       01/26/2006         5,000,000

TOTAL COMMERCIAL PAPER (COST $10,000,000)                                                                           10,000,000
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $678,563,036)*                                     101.17%                                               $   675,483,823

OTHER ASSETS AND LIABILITIES, NET                         (1.17)                                                    (7,797,705)
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $   667,686,118
                                                        -------                                                ---------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,389,898.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 96.67%

ARIZONA - 2.94%
$      2,570,000  MARICOPA COUNTY AZ IDA CAPITAL APPRECIATION SERIES 1983A
                  (OTHER REVENUE)^                                                    4.11%      12/31/2014    $     1,763,997
                                                                                                               ---------------

GUAM - 0.39%
           5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                5.25       10/01/2013              5,397
         195,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE)                    5.25       10/01/2013            195,035
          20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A
                  (SALES TAX REVENUE LOC)                                             5.50       11/01/2008             21,323
          10,000  TERRITORY OF GUAM SERIES A (TAX REVENUE)                            5.20       11/15/2008             10,020

                                                                                                                       231,775
                                                                                                               ---------------

INDIANA - 0.18%
         100,000  INDIANAPOLIS IN NEW PUBLIC HOUSING AUTHORITY (HOUSING
                  REVENUE LOC)                                                        5.25       04/01/2009            105,756
                                                                                                               ---------------

PUERTO RICO - 30.77%
         250,000  CHILDREN'S TRUST FUND (OTHER REVENUE)                               5.00       05/15/2009            260,920
       1,400,000  CHILDREN'S TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE)@            5.75       07/01/2010          1,480,388
         480,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER
                  REVENUE)@                                                           6.00       07/01/2010            536,549
           5,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE)^               2.96       07/01/2006              4,891
         100,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER
                  REVENUE)                                                            5.25       07/01/2011            107,906
         200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A
                  (FUEL SALES TAX REVENUE LOC)                                        5.50       07/01/2016            229,200
          25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY PUERTO RICO (WATER &
                  WASTEWATER AUTHORITY REVENUE LOC)                                   6.25       07/01/2012             29,134
       1,000,000  PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, CIFG INSURED)       6.50       07/01/2014          1,199,370
         365,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER
                  REVENUE)                                                           10.25       07/01/2009            420,060
         500,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SPECIAL REVENUE BONDS REF- SER C AMBAC (SPECIAL TAX REVENUE LOC)    5.50       07/01/2015            570,450
       1,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                  SERIES C (SPECIAL TAX REVENUE)                                      5.50       07/01/2019          1,152,830
       1,000,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS SERIES A
                  (PROPERTY TAX REVENUE, CIFG INSURED)                                5.25       07/01/2019          1,093,800
         355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
                  SERIES O (ELECTRIC REVENUE)^                                        4.21       07/01/2017            217,558
         770,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES HH (ELECTRIC
                  REVENUE LOC)                                                        5.25       07/01/2029            826,749
         675,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II (ELECTRIC
                  REVENUE LOC)                                                        5.25       07/01/2022            733,536
         100,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                  REVENUE LOC)                                                        5.00       07/01/2011            107,966
         600,000  PUERTO RICO HFA CAPITAL FEDERAL PROGRAM (HOUSING REVENUE LOC)       5.00       12/01/2017            635,850
         200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
                  (FUEL SALES TAX REVENUE LOC)                                        5.50       07/01/2013            225,640
       1,000,000  PUERTO RICO HOUSING FINANCE AUTHORITY CAPITAL FUNDING PROGRAM
                  (HOUSING REVENUE, HUD INSURED)                                      5.00       12/01/2019          1,052,660
       1,300,000  PUERTO RICO HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE
                  GNMA SERIES A (HOUSING REVENUE LOC)                                 5.20       12/01/2032          1,335,698
          50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION
                  CONTROL FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED
                  PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)+/-                         6.25       11/15/2013             52,018
         405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY SYSTEM PROJECT (COLLEGE & UNIVERSITY
                  REVENUE)                                                            5.00       12/01/2009            423,557
         430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY SYSTEM PROJECT (COLLEGE & UNIVERSITY REVENUE)     5.00       12/01/2010            452,033
          35,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
                  MENDEZ UNIVERSITY SYSTEM PROJECT (COLLEGE & UNIVERSITY REVENUE)     5.38       02/01/2029             35,803
          65,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                        5.88       08/01/2012             66,119

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PUERTO RICO (CONTINUED)
$        215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES
                  REVENUE LOC)                                                        5.50%      07/01/2017    $       226,801
          25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                  ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                  INSURED DR PILA HOSPITAL PROJECT A (HEALTHCARE FACILITIES
                  REVENUE)                                                            6.50       11/15/2020             28,259
       1,205,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES B
                  (STATE & LOCAL GOVERNMENTS)+/-                                      3.40       10/01/2040          1,205,000
         255,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE)         3.90       12/01/2005            254,929
         265,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE)         4.00       06/01/2006            264,780
         270,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE)         4.15       12/01/2006            269,992
         275,000  PUERTO RICO MEDICAL SERVICES ADMINISTRATION (LEASE REVENUE)         4.25       06/01/2007            274,983
         500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER
                  REVENUE LOC)                                                        5.25       08/01/2021            544,205
         300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                  REVENUE LOC)                                                        5.75       08/01/2013            329,172
          20,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (OTHER
                  REVENUE LOC)                                                        5.00       07/01/2008             20,948
          25,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                  REVENUE LOC)                                                        5.63       08/01/2010             27,319
          10,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                  SERIES B (LEASE REVENUE LOC)                                        5.00       07/01/2013             10,472
       1,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES C (LEASE
                  REVENUE, CIFG INSURED)                                              5.75       07/01/2017          1,162,750
         500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L (LEASE
                  REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                      5.50       07/01/2021            576,825
          25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE
                  REVENUE LOC)                                                        5.60       07/01/2008             26,419

                                                                                                                    18,473,539
                                                                                                               ---------------

VIRGIN ISLANDS - 6.40%
          45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE LOC)                                             5.30       12/01/2008             47,398
         150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE LOC)                                             5.85       12/01/2014            161,667
         500,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (PROPERTY TAX
                  REVENUE LOC)                                                        5.38       06/01/2034            524,000
         425,000  VIRGIN ISLANDS PFA SENIOR LIEN (OTHER REVENUE LOC)                  5.50       10/01/2008            451,146
         500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES (OTHER REVENUE, ACA
                  INSURED)                                                            5.50       10/01/2014            531,450
         150,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A (OTHER REVENUE)             5.20       10/01/2009            157,945
       1,665,000  VIRGIN ISLANDS PFA SUB LIEN SERIES E (OTHER REVENUE)                5.88       10/01/2018          1,746,552
         200,000  VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY REVENUE GROSS
                  RECEIPTS TAXES LOAN NOTE SERIES A (TAX REVENUE LOC)                 6.13       10/01/2029            221,774

                                                                                                                     3,841,932
                                                                                                               ---------------

WASHINGTON - 0.34%
         200,000  SEATTLE WA HOUSING AUTHORITY (HOUSING REVENUE LOC)                  4.88       08/01/2007            206,100
                                                                                                               ---------------

WISCONSIN - 56.66%
          20,000  ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                    4.80       06/01/2016             21,095
         100,000  ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                    5.05       06/01/2019            108,008
         790,000  ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                    5.10       06/01/2020            850,056
         185,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A (LEASE REVENUE)@          5.80       06/01/2009            201,432
          75,000  BARABOO WI CDA (HOUSING REVENUE)                                    4.00       03/01/2006             75,273
          65,000  BARABOO WI CDA (HOUSING REVENUE)                                    4.50       03/01/2008             66,626
          95,000  BARABOO WI CDA (HOUSING REVENUE)                                    4.70       03/01/2010             99,271
          80,000  BARABOO WI CDA (HOUSING REVENUE)                                    4.80       03/01/2011             84,279
         800,000  BELOIT WI CDA SERIES A (LEASE REVENUE)                              5.50       03/01/2020            844,600
         495,000  BRISTOL WI CDA (LEASE REVENUE)                                      6.13       03/01/2012            501,747
          80,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE)@                                                           5.25       04/01/2011             82,305
          50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)        4.20       04/01/2012             51,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$        100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)        4.50%      04/01/2014    $      102,348
         105,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE)@                                                           5.40       04/01/2017           108,566
          50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                  INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)        5.13       04/01/2021            51,953
         175,000  CUDAHY WI CDA (LEASE REVENUE)                                       4.70       06/01/2009           184,572
          25,000  CUDAHY WI CDA (LEASE REVENUE)                                       5.00       06/01/2014            26,330
          50,000  CUDAHY WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY (LEASE
                  REVENUE)                                                            4.40       06/01/2006            50,525
         600,000  FRANKLIN WI CDA SERIES B (LEASE REVENUE)                            4.80       04/01/2009           607,758
          35,000  GERMANTOWN WISCONSIN INDUSTRIAL DEVELOPMENT REVENUE
                  QUARTERS-BANNER WELDER INC PROJECT (INDUSTRIAL DEVELOPMENT
                  REVENUE)+/-                                                         5.13       02/01/2011            35,078
         500,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT BAYSHORE PUBLIC PARKING
                  A (PARKING FACILITIES REVENUE)                                      4.75       10/01/2020           512,145
          45,000  GLENDALE WI CDA COMMUNITY DEVELOPMENT TAX INCREMENT 6
                  (LEASE REVENUE)                                                     5.00       10/01/2019            46,772
         100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR (HEALTHCARE
                  FACILITIES REVENUE)                                                 4.90       07/01/2010           102,982
          60,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                  REVENUE LOC)                                                        4.15       02/01/2008            61,530
           5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                  REVENUE LOC)                                                        4.35       02/01/2010             5,228
          10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                  REVENUE LOC)                                                        4.45       02/01/2011            10,542
         175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                  REVENUE LOC)                                                        4.75       02/01/2014           184,310
         140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                  DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                  REVENUE LOC)                                                        5.00       02/01/2019           148,942
          20,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
                  SERIES A (HOUSING REVENUE LOC)                                      6.15       12/01/2030            20,989
       1,000,000  GREEN BAY WI HOUSING AUTHORITY HOUSING REVENUE UNIVERSITY
                  VILLAGE HOUSING INCORPORATED (HOUSING REVENUE)                      5.00       04/01/2016         1,074,320
          10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A
                  (HEALTHCARE FACILITIES REVENUE)                                     5.50       02/15/2021            10,413
         100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE
                  REVENUE)                                                            5.15       04/01/2013           106,369
          20,000  GREEN BAY WISCONSIN REDEVELOPMENT AUTHORITY BELLIN MEMORIAL
                  HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE)                   5.00       02/15/2013            20,813
         500,000  GREENFIELD WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY HOUSING
                  REVENUE LAYTON TERRACE PROJECT (HOUSING REVENUE)@+/-                4.75       09/01/2033           497,875
         245,000  JOHNSON CREEK WI CDA (LEASE REVENUE)                                4.65       12/01/2012           256,860
          10,000  JOHNSON CREEK WI CDA (LEASE REVENUE)                                5.00       12/01/2016            10,510
         200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A
                  (HOUSING REVENUE LOC)                                               6.00       11/20/2041           208,452
         180,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
                  PARK (HOUSING REVENUE LOC)                                          5.40       02/20/2043           185,198
          40,000  MADISON WI CDA REDEVELOPMENT MERITER RETIREMENT SERVICES
                  (HEALTHCARE FACILITIES REVENUE)                                     5.90       12/01/2008            40,100
       1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT
                  (HOUSING REVENUE)                                                   5.10       07/01/2022         1,067,560
       2,000,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS (OTHER REVENUE,
                  AMBAC INSURED)                                                      5.13       08/01/2022         2,113,160
         470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                  B (COLLEGE & UNIVERSITY REVENUE)                                    5.05       07/01/2019           489,853
         470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                  B (COLLEGE & UNIVERSITY REVENUE)                                    5.15       07/01/2020           491,465
         470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                  B (COLLEGE & UNIVERSITY REVENUE)                                    5.20       07/01/2021           492,175
         470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                  B (COLLEGE & UNIVERSITY REVENUE)                                    5.30       07/01/2022           493,782
         470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                  B (COLLEGE & UNIVERSITY REVENUE)                                    5.35       07/01/2023           494,172
         100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC)                                  4.20       10/01/2010           103,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$         95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT (LEASE REVENUE)                 4.20%      08/01/2011    $        98,301
         150,000  MILWAUKEE WI RDA UNIVERSITY WISCONSIN KENILWORTH PROJECT
                  (COLLEGE & UNIVERSITY REVENUE)@+/-                                  2.76       09/01/2040            150,000
          40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                  PROJECT (OTHER REVENUE)                                             5.00       12/01/2018             40,439
         100,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                  PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                  4.20       12/01/2007            101,140
         125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
                  PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                  4.30       12/01/2008            126,417
          35,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A (OTHER
                  REVENUE)                                                            4.70       06/01/2009             35,568
         500,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REVENUE SCIENCE
                  EDUCATION CONSORTIUM PROJECT SERIES A (ECONOMIC DEVELOPMENT
                  REVENUE)                                                            5.75       08/01/2035            482,690
       1,000,000  NEENAH WI CDA SERIES A (LEASE REVENUE)                              5.13       12/01/2023          1,063,710
          65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                  APPLE GLEN SERIES A^                                                5.93       11/01/2005             64,670
          70,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                  APPLE GLEN SERIES A^                                                6.08       05/01/2006             67,585
          65,000  NEW BERLIN WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                  APPLE GLEN SERIES A^                                                6.08       11/01/2006             60,906
          30,000  OAKFIELD WI CDA (LEASE REVENUE)                                     4.10       12/01/2005             30,049
          45,000  OAKFIELD WI CDA (LEASE REVENUE)                                     4.20       12/01/2006             45,504
          50,000  OAKFIELD WI CDA (LEASE REVENUE)                                     4.40       12/01/2008             51,311
         350,000  OAKFIELD WI CDA (LEASE REVENUE)                                     5.40       12/01/2021            367,398
         100,000  OCONTO FALLS WI CDA (LEASE REVENUE)                                 4.15       06/01/2007            101,910
         150,000  OCONTO FALLS WI CDA (LEASE REVENUE)                                 4.15       06/01/2008            154,167
         150,000  OCONTO FALLS WI CDA (LEASE REVENUE)                                 4.05       06/01/2009            154,638
         135,000  OCONTO FALLS WI CDA (LEASE REVENUE)                                 4.60       06/01/2014            139,398
         175,000  OCONTO FALLS WI CDA (LEASE REVENUE)                                 4.65       06/01/2015            180,539
         200,000  OCONTO FALLS WI CDA (LEASE REVENUE)                                 4.90       06/01/2018            209,850
         210,000  ONALASKA WI CDA (LEASE REVENUE)                                     5.30       06/01/2015            215,993
         200,000  OSCEOLA WI RDA (LEASE REVENUE)                                      4.65       12/01/2010            207,968
         325,000  OSCEOLA WI RDA (LEASE REVENUE)                                      4.75       12/01/2011            339,930
         350,000  OSCEOLA WI RDA (LEASE REVENUE)                                      5.15       12/01/2015            367,188
         430,000  OSCEOLA WI RDA (LEASE REVENUE)                                      5.38       12/01/2020            450,047
          50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA
                  A (HOUSING REVENUE LOC)                                             5.90       06/01/2024             51,172
          10,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  (SALES TAX REVENUE LOC)@+/-                                         5.65       03/13/2007             10,466
          90,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  CAPITAL APPRECIATION (LEASE REVENUE LOC)^                           4.03       12/15/2013             64,865
          50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  CAPITAL APPRECIATION (LEASE REVENUE LOC)^                           4.30       12/15/2016             31,037
          15,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                        5.00       12/15/2006             15,370
         250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                        5.50       12/15/2009            271,740
       1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                        5.50       12/15/2015          1,718,673
       1,635,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  JUNIOR LIEN SERIES B (SALES TAX REVENUE LOC)                        5.50       12/15/2016          1,811,989
          50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE LOC)                                    5.50       12/15/2015             56,685
         280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE LOC)                                    5.50       12/15/2018            320,580
         195,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                  SERIES A (SALES TAX REVENUE LOC)                                    5.50       12/15/2021            224,572
         105,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              3.50       12/01/2005            105,124
          35,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              3.65       12/01/2007             35,081
          20,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              4.00       12/01/2007             20,413
         135,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              4.13       12/01/2008            139,154
         120,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              4.40       12/01/2011            126,452


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$         80,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              4.50%      12/01/2011    $        82,366
         160,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              4.50       12/01/2012            168,747
          90,000  ST. CROIX FALLS WI CDA (LEASE REVENUE)                              4.85       12/01/2014             93,483
          50,000  STURTEVANT WI CDA (LEASE REVENUE)                                   3.55       12/01/2009             50,236
          75,000  STURTEVANT WI CDA (LEASE REVENUE)                                   4.60       12/01/2010             77,127
         110,000  STURTEVANT WI CDA (LEASE REVENUE)                                   4.80       12/01/2012            113,071
         300,000  STURTEVANT WI CDA (LEASE REVENUE)                                   4.40       12/01/2015            306,852
          25,000  SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                         5.00       02/01/2012             26,438
          95,000  SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                         5.10       02/01/2013            100,380
         105,000  SUN PRAIRIE WI CDA SERIES B (LEASE REVENUE)                         5.20       02/01/2014            111,023
         750,000  VERONA WI CDA (LEASE REVENUE)                                       5.38       12/01/2022            788,850
          50,000  WATERFORD WI CDA (LEASE REVENUE)@                                   5.35       10/01/2014             54,044
          95,000  WATERFORD WI CDA (LEASE REVENUE)@                                   5.80       10/01/2023            104,627
         240,000  WATERTOWN WI CDA SERIES A (LEASE REVENUE)                           5.00       05/01/2018            245,839
          50,000  WATERTOWN WI CDA SERIES B (LEASE REVENUE)                           4.25       05/01/2008             51,059
         500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
                  PROJECT (HOUSING REVENUE)@+/-                                       4.81       03/01/2034            501,305
          55,000  WAUKESHA COUNTY WI HOUSING AUTHORITY MFHR (HOUSING REVENUE
                  LOC)@                                                               5.80       04/01/2025             55,004
         150,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                  INCORPORATED PROJECT (HOUSING REVENUE)@+/-                          2.73       12/01/2034            150,000
         115,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
                  (HOUSING REVENUE)@+/-                                               5.25       12/01/2021            115,043
         410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT
                  SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                        5.00       06/20/2021            430,197
          10,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                     7.25       06/01/2020             10,727
         100,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
                  (HEALTHCARE FACILITIES REVENUE)                                     7.50       06/01/2035            106,793
         100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                  HAWTHORNE SERIES A (HOUSING REVENUE)^                               5.58       11/01/2006             94,198
         105,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                  HAWTHORNE SERIES A (HOUSING REVENUE)^                               5.73       05/01/2007             96,000
         100,000  WAUWATOSA WI HOUSING AUTHORITY CAPITAL APPRECIATION HOUSING
                  HAWTHORNE SERIES A (HOUSING REVENUE)^                               5.73       11/01/2007             88,883
       1,200,000  WAUWATOSA WI HOUSING AUTHORITY HAWTHORNE TERRACE PROJECT A
                  (HOUSING REVENUE)                                                   6.70       11/01/2015          1,200,216
          45,000  WAUWATOSA WI REDEVELOPMENT AUTHORITY (LEASE REVENUE LOC)            5.65       12/01/2016             47,349
          85,000  WEST ALLIS WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY MFHR
                  VETERANS PARK PROJECT (RECREATIONAL FACILITIES REVENUE)+/-          4.00       11/01/2009             84,999
          65,000  WEST ALLIS WISCONSIN COMMUNITY DEVELOPMENT AUTHORITY MFHR
                  VETERANS PARK PROJECT (RECREATIONAL FACILITIES REVENUE)+/-          4.30       11/01/2010             65,504
         220,000  WESTON WI CDA (LEASE REVENUE)                                       4.25       10/01/2013            227,308
         720,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A (LEASE REVENUE)        5.25       10/01/2020            781,812
         250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                  REVENUE LOC)^                                                       4.86       12/15/2029             78,160
       3,360,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                  REVENUE LOC)^                                                       4.88       12/15/2030            996,542
       1,075,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                  REVENUE LOC)^                                                       4.89       12/15/2031            303,053
         100,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR
                  DEDICATED SERIES A (TAX REVENUE LOC)^                               4.60       12/15/2021             47,848
          25,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)        5.25       12/15/2013             27,689
         210,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)        5.25       12/15/2015            234,255
         465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)        5.25       12/15/2016            520,633
         240,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)        5.25       12/15/2018            269,484
         105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)        5.25       12/15/2019            118,020
         100,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)                                            5.25       12/15/2023            112,582
          50,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A
                  (OTHER REVENUE, FIRST SECURITY BANK LOC)                            5.25       12/15/2027             55,890
          40,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES B (TAX
                  REVENUE)@                                                           5.70       12/15/2006             41,678
          65,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                        4.65       09/01/2014             67,171
          70,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                        4.80       09/01/2015             72,576
          75,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                        4.90       09/01/2016             77,899
          80,000  WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                        5.00       09/01/2017             83,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS         PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN (CONTINUED)
$        155,000  WISCONSIN HFA REVENUE   (HOUSING REVENUE LOC)@                      6.10%      12/01/2017    $       173,867

                                                                                                                    33,423,427
                                                                                                               ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $56,663,173)                                                                    58,046,526
                                                                                                               ---------------

COMMERCIAL PAPER - 1.58%
         950,000  GOVERNMENT DEVELOPMENT BANK PUERTO RICO (OTHER REVENUE)             3.55       01/26/2006            950,000

TOTAL COMMERCIAL PAPER (COST $950,000)                                                                                 950,000
                                                                                                             - ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $57,613,173)*                                       98.25%                                               $    58,996,526
                                                        -------                                                ---------------

OTHER ASSETS AND LIABILITIES, NET                          1.75                                                      1,049,943
                                                        -------                                                ---------------

TOTAL NET ASSETS                                         100.00%                                               $    60,046,469
                                                        -------                                                ---------------

@     THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE

      EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


6


ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 23, 2005


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage California Limited-Term Tax-Free fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited-Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  November 23, 2005


/s/ Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Wells Fargo Funds Trust


                                            By:      /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President


                                            By:      /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer

Date:  November 23, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          Wells Fargo Funds Trust


                                          By:      /s/ Karla M. Rabusch

                                                   Karla M. Rabusch
                                                   President


                                          By:      /s/ Stacie D. DeAngelo

                                                   Stacie D. DeAngelo
                                                   Treasurer

Date: November 23, 2005